HARTFORD HLS FUNDS

CLASS IA SHARES

PROSPECTUS
MAY 1, 2007

HARTFORD ADVISERS HLS FUND

HARTFORD DISCIPLINED EQUITY HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD INDEX HLS FUND

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

HARTFORD MONEY MARKET HLS FUND

HARTFORD MORTGAGE SECURITIES HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD STOCK HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

HARTFORD VALUE OPPORTUNITIES HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Hartford HLS Funds

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Prior to May 1, 2002, Growth Opportunities HLS Fund and Value Opportunities HLS Fund offered only one class of shares which were re-designated as Class IA shares on April 30, 2002.

Growth Opportunities HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc. All other funds are investment portfolios of Hartford Series Fund, Inc.

Each fund is a diversified fund.

Information on each fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

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HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

•  equities,

•  debt securities, and

•  money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are in the discretion of Wellington Management Company, LLP ("Wellington Management"), and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies, in Wellington Management's opinion, that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
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HARTFORD ADVISERS HLS FUND

Manager allocation risk refers to the possibility that Wellington Management could allocate assets among different asset classes in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 13.92% (2nd quarter, 1997) and the lowest quarterly return was –9.84% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	10.70%	4.70%	7.41%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%
Lehman Brothers Government/ Credit Bond Index (reflects no deduction for fees or expenses)	3.78%	5.17%	6.26%

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in an index.

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HARTFORD ADVISERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.64%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$65
Year 3	$205
Year 5	$357
Year 10	$798

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the equity portion of the fund since 2005 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the equity portion of the fund since 2005 and for clients of the firm for at least the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

John C. Keogh

•  Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Portfolio manager of the fixed income and money market portion of the fund since 2004 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1983

Christopher L. Gootkind, CFA

•  Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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HARTFORD DISCIPLINED EQUITY HLS FUND

INVESTMENT GOAL. The Hartford Disciplined Equity HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY.  Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive value and momentum factors. Value factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Momentum factors seek to identify stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
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HARTFORD DISCIPLINED EQUITY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.65% (4th quarter, 1999) and the lowest quarterly return was –16.48% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (May 29, 1998)
Class IA	12.45%	4.75%	5.52%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	4.73%[1]

1  Return is from 5/31/1998 – 12/31/2006.

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

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HARTFORD DISCIPLINED EQUITY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.72%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$74
Year 3	$230
Year 5	$401
Year 10	$894

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

James A. Rullo, CFA

•  Senior Vice President and Director of the Quantitative Investment Group of Wellington Management

•  Portfolio manager of the fund since inception (1998)

•  Joined Wellington Management as an investment professional in 1994

Mammen Chally, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (1998)

•  Joined Wellington Management in 1994 and has been an investment professional since 1996

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies within this index ranged from approximately $1 billion to $447 billion. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
9

HARTFORD DIVIDEND AND GROWTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.29% (2nd quarter, 1997) and the lowest quarterly return was –18.74% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	20.36%	9.29%	10.38%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	22.25%	10.86%	11.00%

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

Hartford HLS Funds
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HARTFORD DIVIDEND AND GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.64%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.67%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$68
Year 3	$214
Year 5	$373
Year 10	$835

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Edward P. Bousa, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since October 2001, co-manager of the fund from July 2001 through September 2001

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

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HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

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HARTFORD GROWTH OPPORTUNITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 44.29% (4th quarter, 1999) and the lowest quarterly return was –23.35% (1st quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	12.05%	9.70%	10.22%
Russell 3000 Growth Index (reflects no deduction for fees or expenses)	9.46%	3.02%	5.34%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Index: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

Hartford HLS Funds
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HARTFORD GROWTH OPPORTUNITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.65%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$66
Year 3	$208
Year 5	$362
Year 10	$810

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Michael T. Carmen, CFA, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2001

•  Joined Wellington Management as an investment professional in 1999

Mario E. Abularach, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past five years

•  Joined Wellington Management as an investment professional in 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
14

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the fund's sub-adviser, Hartford Investment Management, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")1 chooses the stocks to be included in the Index on a proprietary basis. The Index is float adjusted, meaning that each company's number of shares in the Index represents the total shares available to investors. This index methodology excludes significant share positions that are closely held by other publicly traded companies, control groups, or government agencies. The weightings of stocks in the Index are based on each stock's relative market value available in the public market, that is, its market price per share times the number of shares outstanding times its investable weight factor. Because of this weighting, as of December 31, 2006, approximately 45 percent of the Index was composed of the forty largest companies, the five largest being Exxon Mobile Corporation, General Electric Company, Microsoft Corporation, Citigroup, Inc., and Bank of America Corporation.

Hartford Investment Management does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

1  "Standard & Poor's"®, "S&P"®, "S&P 500"®, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Hartford HLS Funds
15

HARTFORD INDEX HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.17% (4th quarter, 1998) and the lowest quarterly return was –17.30% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	15.46%	5.77%	7.95%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds
16

HARTFORD INDEX HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses[1]	0.34%

1  Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$35
Year 3	$109
Year 5	$191
Year 10	$431

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Deane Gyllenhaal

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since November 2006

•  Joined Hartford Investment Management in September 2006

•  Investment professional involved in portfolio management, research and product development since 1990

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
17

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues. This proprietary research takes into account each company's long-term history as well as our analysts' forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in large and mid capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the MSCI AC World ex US Index. As of December 31, 2006 the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $106 million and $272 billion. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
18

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.16% (4th quarter, 1999) and the lowest quarterly return was –21.71% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	24.46%	12.97%	7.01%
MSCI AC World ex US Index (reflects no deductions for fees or expenses)	27.16%	16.87%	8.59%

Index: The Morgan Stanley Capital International All Country World ex US ("MSCI AC World ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

Hartford HLS Funds
19

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.67%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total operating expenses	0.75%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$77
Year 3	$240
Year 5	$417
Year 10	$930

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Nicolas M. Choumenkovitch

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio Manager of the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000

•  Joined Wellington Management as an investment professional in 1995

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
20

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $23 million to $34 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis. The fund seeks companies that, in Wellington Management's opinion, exhibit some combination of:

•  a well-articulated business plan,

•  experienced management,

•  a sustainable competitive advantage, and

•  strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities. The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
21

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.67% (2nd quarter, 2003) and the lowest quarterly return was –17.70% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (April 30, 2001)
Class IA	29.34%	21.23%	17.20%
S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index (reflects no deduction for fees or expenses)	26.55%	24.56%	18.55%

Index: The S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the US and Canada. You cannot invest directly in an index.

Hartford HLS Funds
22

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.84%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total operating expenses	0.93%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$95
Year 3	$296
Year 5	$515
Year 10	$1,143

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Simon H. Thomas

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2006 and has been involved in portfolio management and securities analysis for the firm for the past five years

•  Joined the firm as an investment professional in 2002

Daniel Maguire, CFA

•  Assistant Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past three years

•  Joined the firm as an investment professional in 2004

•  Equity Analyst at Insight Investment Management in the UK (2003-2004)

•  Equity Analyst at HSBC Investment Bank (2000-2003)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
23

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

Hartford HLS Funds
24

HARTFORD MONEY MARKET HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 1.57% (4th quarter, 2000) and the lowest quarterly return was 0.16% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.69%	2.12%	3.59%
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)	4.67%	2.34%	3.60%

Index: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

Hartford HLS Funds
25

HARTFORD MONEY MARKET HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses[1]	0.48%

1  Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.43%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$49
Year 3	$154
Year 5	$269
Year 10	$604

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Robert Crusha

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2002

•  Joined Hartford Investment Management in 1993

•  Investment professional involved in trading and portfolio management since 1995

Adam Tonkinson

•  Assistant Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2007 and Assistant portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 2001

•  Investment professional involved in securities analysis since 2001 and securities trading since 2002

•  Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
26

HARTFORD MORTGAGE SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated "A" or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by Hartford Investment Management. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when Hartford Investment Management deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities. The fund may trade securities actively.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

Hartford Investment Management's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager's selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
27

HARTFORD MORTGAGE SECURITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 3.83% (3rd quarter, 2001) and the lowest quarterly return was –1.32% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.68%	4.30%	5.62%
Lehman Mortgage-Backed Securities Index (reflects no deduction for fees or expenses)	5.23%	4.84%	6.16%

Index: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in an index.

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28

HARTFORD MORTGAGE SECURITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.49%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$50
Year 3	$157
Year 5	$274
Year 10	$616

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Christopher Hanlon

•  Senior Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 1988 and has served as a portfolio manager since 1994

Russell M. Regenauer

•  Senior Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2003

•  Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
29

HARTFORD SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2006, this range was between approximately $39 million and $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Hartford Investment Management and Wellington Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•  have potential for above-average earnings growth,

•  are undervalued in relation to their investment potential,

•  have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

•  are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gain.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
30

HARTFORD SMALL COMPANY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the fund. The effect of IPOs on the fund's performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchases IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 35.93% (4th quarter, 1999) and the lowest quarterly return was –23.59% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2006

	1 year	5 years	10 years
Class IA	14.43%	11.06%	10.59%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	13.35%	6.93%	4.88%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

Hartford HLS Funds
31

HARTFORD SMALL COMPANY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.72%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$74
Year 3	$230
Year 5	$401
Year 10	$894

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management Company

Hugh Whelan

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since April 2007

•  Joined Hartford Investment Management in 2005

•  From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

Wellington Management Company, LLP

Steven C. Angeli, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2000

•  Joined Wellington Management as an investment professional in 1994

Stephen C. Mortimer

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001

Mario E. Abularach, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
32

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management's opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
33

HARTFORD STOCK HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.17% (4th quarter, 1998) and the lowest quarterly return was –17.30% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	14.65%	4.64%	7.95%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds
34

HARTFORD STOCK HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.46%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.49%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$50
Year 3	$157
Year 5	$274
Year 10	$616

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2005 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis of the equity portion of the fund since 2005 and for clients of the firm for the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
35

Hartford Total Return Bond HLS Fund

INVESTMENT GOAL. The Hartford Total Return Bond HLS Fund seeks competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 70% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management, to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may utilize derivatives to manage portfolio risks or for other investment purposes.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

Hartford HLS Funds
36

Hartford Total Return Bond HLS Fund

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
37

Hartford Total Return Bond HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.22% (4th quarter, 2002) and the lowest quarterly return was –2.23% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.80%	5.93%	6.71%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	4.33%	5.06%	6.24%

Index: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

Hartford HLS Funds
38

Hartford Total Return Bond HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.46%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.50%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$51
Year 3	$160
Year 5	$280
Year 10	$628

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Nasri Toutoungi

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since 2003

•  Joined Hartford Investment Management in 2003

•  Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
39

Hartford Value Opportunities HLS Fund

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, the issuer's earnings power, and growth potential. Stocks are selected whose issuers, in Wellington Management's opinion, have the most compelling blend of the following attributes:

•  high fundamental investment value,

•  a strong management team, and

•  strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

Hartford HLS Funds
40

Hartford Value Opportunities HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.05% (2nd quarter, 2003) and the lowest quarterly return was –18.32% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	19.02%	10.29%	10.92%
Russell 3000 Value Index (reflects no deduction for fees or expenses)	22.34%	11.20%	11.11%
Russell 1000 Value Index (reflects no deduction for
fees or expenses)	22.25%	10.86%	11.00%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Indices: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

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41

Hartford Value Opportunities HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.62%
Distribution and service (12b-1) fees	None
Other expenses	0.02%
Total operating expenses	0.64%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$65
Year 3	$205
Year 5	$357
Year 10	$798

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors are made collectively by the team.

David R. Fassnacht, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the communications services, media, pharmaceutical, airline and chemical industries

•  Joined Wellington Management as an investment professional in 1991

James N. Mordy

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the technology, energy, construction and utilities sectors

•  Joined Wellington Management as an investment professional in 1985

David W. Palmer, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the metals, rail, energy and specialty finance sectors and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds, except for Money Market HLS Fund and Mortgage Securities HLS Fund may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Advisers HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and Total Return Bond HLS Fund may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, each fund (other than Money Market HLS Fund, which invests in high-quality money market securities at all times as its principal investment strategy) may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

Each fund (other than Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for International Small Company HLS Fund and Total Return Bond HLS Fund only.

Foreign Investments

Except as noted below, each fund may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. Money Market HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and loans, as part of its principal investment strategy. Index HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and not as part of its principal investment strategy. Mortgage Securities HLS Fund may hold foreign investments, but not as part of its principal investment strategy.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

International Opportunities HLS Fund and International Small Company HLS Fund may invest in emerging markets as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Growth Opportunities HLS Fund, International Small Company HLS Fund, Small Company HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund and Mortgage Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About Each Fund's Investment Goal

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The following funds may have relatively high portfolio turnover:

•  Growth Opportunities HLS Fund

•  International Opportunities HLS Fund

•  International Small Company HLS Fund

•  Mortgage Securities HLS Fund

•  Small Company HLS Fund

•  Total Return Bond HLS Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

Disciplined Equity HLS Fund, International Small Company HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the five issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

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MANAGEMENT OF THE FUNDS

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the SEC under which they use a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Advisers

Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

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MANAGEMENT OF THE FUNDS

Advisers HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, Stock HLS Fund and Value Opportunities HLS Fund. Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, is the sub-adviser to Advisers HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, Stock HLS Fund and Value Opportunities HLS Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Small Company HLS Fund. Hartford Investment Management and Wellington Management are the investment sub-advisers to Small Company HLS Fund.

Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

Advisers HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Index HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund each pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table

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MANAGEMENT OF THE FUNDS

below). Each other fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. These fees are based on a stated percentage of the fund's average daily net asset value as follows:

International Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.850%
Next $250 Million	0.800%
Amount over $500 Million	0.750%

Disciplined Equity HLS Fund, Dividend and Growth HLS Fund and International Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Amount over $1 Billion	0.625%

Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Next $500 Million	0.600%
Amount over $1.5 Billion	0.550%

Growth Opportunities HLS Fund and Value Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $100 Million	0.700%
Amount over $100 Million	0.600%

Advisers HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.680%
Next $250 Million	0.655%
Next $500 Million	0.645%
Amount over $1 Billion	0.595%

Stock HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Amount over $1 Billion	0.450%

Total Return Bond HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Next $4 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

Money Market HLS Fund1 and Mortgage Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.450%
Next $3 Billion	0.400%
Next $5 Billion	0.380%
Amount over $10 Billion	0.370%

1  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

Index HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.300%
Next $3 Billion	0.200%
Next $5 Billion	0.180%
Amount over $10 Billion	0.170%

For the year ended December 31, 2006, Advisers HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Index HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund each paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below). Each other fund paid management fees to HL Advisors. These fees, expressed as a percentage of net assets, were as follows:

Fund Name	Annual Rate
Advisers HLS Fund	0.60%
Disciplined Equity HLS Fund	0.68%
Dividend and Growth HLS Fund	0.64%
Growth Opportunities HLS Fund	0.61%
Index HLS Fund	0.38%
International Opportunities HLS Fund	0.67%
International Small Company HLS Fund	0.84%
Money Market HLS Fund	0.45%
Mortgage Securities HLS Fund	0.45%

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MANAGEMENT OF THE FUNDS

Fund Name	Annual Rate
Small Company HLS Fund	0.69%
Stock HLS Fund	0.46%
Total Return Bond HLS Fund	0.46%
Value Opportunities HLS Fund	0.62%

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' annual report to shareholders covering the period ending December 31, 2006.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer their shares to certain qualified retirement plans (the "Plans").

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each fund, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the funds have the right to pay the redemption price of shares of the funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the funds on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below. This Servicing Compensation is not paid by you.

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Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for Money Market HLS Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the

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security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Money Market HLS Fund's investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds. In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life,

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but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds' policy to require the funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds will be better able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that

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FURTHER INFORMATION ON THE FUNDS

can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges

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and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(2) —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford Advisers HLS Fund
For the Year Ended December 31, 2006
Class IA	$22.53		$0.58		$0.02	$1.81		$2.41	$(0.57)		$(1.77)		$—	$(2.34)	$0.07	$22.60
For the Year Ended December 31, 2005
Class IA	23.04		0.54		—	1.12		1.66	(0.77)		(1.04)		(0.36)	(2.17)	(0.51)	22.53
For the Year Ended December 31, 2004
Class IA	22.67		0.51		—	0.33		0.84	(0.47)		—		—	(0.47)	0.37	23.04
For the Year Ended December 31, 2003
Class IA	19.59		0.42		—	3.18		3.60	(0.52)		—		—	(0.52)	3.08	22.67
For the Year Ended December 31, 2002
Class IA	23.44	(3)	0.51	(3)	—	(4.10	)(3)	(3.59)	(0.26	)(3)	—	(3)	—	(0.26)	(3.85)	19.59	(3)
Hartford Disciplined Equity HLS Fund
For the Year Ended December 31, 2006
Class IA	12.66		0.14		0.01	1.42		1.57	(0.15)		—		—	(0.15)	1.42	14.08
For the Year Ended December 31, 2005
Class IA	12.02		0.12		—	0.67		0.79	(0.15)		—		—	(0.15)	0.64	12.66
For the Year Ended December 31, 2004
Class IA	11.20		0.16		—	0.79		0.95	(0.13)		—		—	(0.13)	0.82	12.02
For the Year Ended December 31, 2003
Class IA .	8.80		0.07		—	2.45		2.52	(0.12)		—		—	(0.12)	2.40	11.20
For the Year Ended December 31, 2002
Class IA	11.72	(3)	0.05	(3)	—	(2.97	)(3)	(2.92)	—	(3)	—	(3)	—	—	(2.92)	8.80	(3)
Hartford Dividend and Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	20.74		0.40		0.01	3.77		4.18	(0.41)		(1.72)		—	(2.13)	2.05	22.79
For the Year Ended December 31, 2005
Class IA	20.83		0.36		—	0.87		1.23	(0.40)		(0.92)		—	(1.32)	(0.09)	20.74
For the Year Ended December 31, 2004
Class IA	18.77		0.32		—	2.01		2.33	(0.27)		—		—	(0.27)	2.06	20.83
For the Year Ended December 31, 2003
Class IA	15.09		0.24		—	3.79		4.03	(0.25)		(0.10)		—	(0.35)	3.68	18.77
For the Year Ended December 31, 2002
Class IA	18.80	(3)	0.25	(3)	—	(3.64	)(3)	(3.39)	(0.23	)(3)	(0.09	)(3)	—	(0.32)	(3.71)	15.09	(3)
Hartford Growth Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	30.07		0.22		0.03	3.27		3.52	(0.24)		(3.22)		—	(3.46)	0.06	30.13
For the Year Ended December 31, 2005
Class IA	27.63		0.09		0.03	4.36		4.48	(0.06)		(1.98)		—	(2.04)	2.44	30.07
For the Year Ended December 31, 2004
Class IA	23.57		0.05		—	4.01		4.06	—		—		—	—	4.06	27.63
For the Year Ended December 31, 2003
Class IA	16.40		(0.01)		—	7.18		7.17	—		—		—	—	7.17	23.57
For the Year Ended December 31, 2002
Class IA	22.66		(0.03)		—	(6.23)		(6.26)	—		—		—	—	(6.26)	16.40
Hartford Index HLS Fund
For the Year Ended December 31, 2006
Class IA	31.97		0.56		—	4.05		4.61	(0.56)		(3.66)		—	(4.22)	0.39	32.36
For the Year Ended December 31, 2005
Class IA	32.17		0.51		—	0.90		1.41	(0.61)		(1.00)		—	(1.61)	(0.20)	31.97
For the Year Ended December 31, 2004
Class IA	29.60		0.50		—	2.56		3.06	(0.39)		(0.10)		—	(0.49)	2.57	32.17
For the Year Ended December 31, 2003
Class IA	23.46		0.36		—	6.23		6.59	(0.37)		(0.08)		—	(0.45)	6.14	29.60
For the Year Ended December 31, 2002
Class IA	31.81	(3)	0.32	(3)	—	(8.29	)(3)	(7.97)	(0.28	)(3)	(0.10	)(3)	—	(0.38)	(8.35)	23.46	(3)

	— Ratios and Supplememental Data —
	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Advisers HLS Fund
For the Year Ended December 31, 2006
Class IA	10.70	%(5)	$7,207,926	0.64%	0.64%	2.24%	87%
For the Year Ended December 31, 2005
Class IA	0.07		8,157,354	0.66	0.65	1.96	89
For the Year Ended December 31, 2004
Class IA	3.74		9,699,374	0.67	0.67	2.16	36
For the Year Ended December 31, 2003
Class IA	18.49		10,358,449	0.67	0.67	2.03	48
For the Year Ended December 31, 2002
Class IA	(13.79)		9,249,397	0.67	0.67	2.29	47
Hartford Disciplined Equity HLS Fund
For the Year Ended December 31, 2006
Class IA	12.45	(5)	1,401,619	0.72	0.72	1.19	63
For the Year Ended December 31, 2005
Class IA	6.58		1,019,703	0.74	0.74	1.07	58
For the Year Ended December 31, 2004
Class IA	8.41		770,938	0.75	0.75	1.53	62
For the Year Ended December 31, 2003
Class IA .	28.82		685,888	0.78	0.78	0.89	73
For the Year Ended December 31, 2002
Class IA	(24.65)		460,807	0.79	0.79	0.65	92
Hartford Dividend and Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	20.36	(5)	5,671,552	0.67	0.67	1.77	27
For the Year Ended December 31, 2005
Class IA	5.96		4,978,773	0.67	0.67	1.70	26
For the Year Ended December 31, 2004
Class IA	12.42		4,719,663	0.68	0.68	1.73	27
For the Year Ended December 31, 2003
Class IA	26.80		3,927,415	0.69	0.69	1.61	31
For the Year Ended December 31, 2002
Class IA	(14.23)		2,810,625	0.69	0.69	1.56	43
Hartford Growth Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	12.05	(5)	1,103,590	0.65	0.65	0.71	139
For the Year Ended December 31, 2005
Class IA	16.31	(5)	1,012,774	0.64	0.64	0.33	140
For the Year Ended December 31, 2004
Class IA	17.18		848,674	0.63	0.63	0.23	137
For the Year Ended December 31, 2003
Class IA	43.79		696,900	0.64	0.64	(0.05)	145
For the Year Ended December 31, 2002
Class IA	(27.65)		478,045	0.66	0.66	(0.16)	189
Hartford Index HLS Fund
For the Year Ended December 31, 2006
Class IA	15.46	(5)	1,598,176	0.42	0.33	1.60	4
For the Year Ended December 31, 2005
Class IA	4.50		1,701,424	0.42	0.42	1.46	5
For the Year Ended December 31, 2004
Class IA	10.39		1,973,470	0.44	0.44	1.60	5
For the Year Ended December 31, 2003
Class IA	28.13		1,934,490	0.44	0.44	1.40	3
For the Year Ended December 31, 2002
Class IA	(22.45)		1,553,260	0.44	0.44	1.18	15

Hartford HLS Funds
57

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(2) —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford International Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	$13.59		$0.22		$—	$3.05		$3.27	$(0.40)		$(1.23)		$—	$(1.63)	$1.64	$15.23
For the Year Ended December 31, 2005
Class IA	11.86		0.14		—	1.59		1.73	—		—		—	—	1.73	13.59
For the Year Ended December 31, 2004
Class IA	10.11		0.10		—	1.73		1.83	(0.08)		—		—	(0.08)	1.75	11.86
For the Year Ended December 31, 2003
Class IA	7.66		0.09		—	2.44		2.53	(0.08)		—		—	(0.08)	2.45	10.11
For the Year Ended December 31, 2002
Class IA .	9.53	(3)	0.17	(3)	—	(1.94	)(3)	(1.77)	(0.10	)(3)	—	(3)	—	(0.10)	(1.87)	7.66	(3)
Hartford International Small Company HLS Fund
For the Year Ended December 31, 2006
Class IA	14.84		0.18		—	4.08		4.26	(0.32)		(2.01)		—	(2.33)	1.93	16.77
For the Year Ended December 31, 2005
Class IA	14.52		0.11		—	2.44		2.55	(0.38)		(1.85)		—	(2.23)	0.32	14.84
For the Year Ended December 31, 2004
Class IA .	12.62		0.16		—	1.96		2.12	—		(0.22)		—	(0.22)	1.90	14.52
For the Year Ended December 31, 2003
Class IA	8.89		0.09		—	4.68		4.77	(0.11)		(0.93)		—	(1.04)	3.73	12.62
For the Year Ended December 31, 2002
Class IA	9.39	(3)	0.02	(3)	—	(0.52	)(3)	(0.50)	—	(3)	—	(3)	—	—	(0.50)	8.89	(3)
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IA	1.00		0.05		—	—		0.05	(0.05)		—		—	(0.05)	—	1.00
For the Year Ended December 31, 2005
Class IA .	1.00		0.03		—	—		0.03	(0.03)		—		—	(0.03)	—	1.00
For the Year Ended December 31, 2004
Class IA	1.00		—		—	—		—	—		—		—	—	—	1.00
For the Year Ended December 31, 2003
Class IA	1.00		0.01		—	—		0.01	(0.01)		—		—	(0.01)	—	1.00
For the Year Ended December 31, 2002
Class IA	1.00		0.01		—	—		0.01	(0.01)		—		—	(0.01)	—	1.00
Hartford Mortgage Securities HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA .	11.50		0.54		—	(0.03)		0.51	(1.19)		—		—	(1.19)	(0.68)	10.82
For the Year Ended December 31, 2005
Class IA	11.71		0.55		—	(0.28)		0.27	(0.48)		—		—	(0.48)	(0.21)	11.50
For the Year Ended December 31, 2004
Class IA	11.84		0.42		—	0.05		0.47	(0.58)		(0.02)		—	(0.60)	(0.13)	11.71
For the Year Ended December 31, 2003
Class IA .	12.01		0.35		—	(0.08)		0.27	(0.38)		(0.06)		—	(0.44)	(0.17)	11.84
For the Year Ended December 31, 2002
Class IA .	11.54	(3)	0.37	(3)	—	0.15	(3)	0.52	(0.05	)(3)	—	(3)	—	(0.05)	0.47	12.01	(3)
Hartford Small Company HLS Fund
For the Year Ended December 31, 2006
Class IA	19.66		0.05		0.02	2.75		2.82	(0.04)		(3.37)		—	(3.41)	(0.59)	19.07
For the Year Ended December 31, 2005
Class IA	16.25		(0.04)		0.02	3.43		3.41	—		—		—	—	3.41	19.66
For the Year Ended December 31, 2004
Class IA	14.49		(0.07)		—	1.83		1.76	—		—		—	—	1.76	16.25
For the Year Ended December 31, 2003
Class IA	9.29		(0.04)		—	5.24		5.20	—		—		—	—	5.20	14.49
For the Year Ended December 31, 2002
Class IA	13.32	(3)	(0.08	)(3)	—	(3.95	)(3)	(4.03)	—	(3)	—	(3)	—	—	(4.03)	9.29	(3)
Hartford Stock HLS Fund
For the Year Ended December 31, 2006
Class IA	49.21		0.72		0.06	6.41		7.19	(0.71)		(3.12)		—	(3.83)	3.36	52.57
For the Year Ended December 31, 2005
Class IA	45.72		0.66		—	3.72		4.38	(0.89)		—		—	(0.89)	3.49	49.21
For the Year Ended December 31, 2004
Class IA	44.37		0.74		—	1.10		1.84	(0.49)		—		—	(0.49)	1.35	45.72
For the Year Ended December 31, 2003
Class IA	35.46		0.46		—	8.93		9.39	(0.48)		—		—	(0.48)	8.91	44.37
For the Year Ended December 31, 2002
Class IA	47.36	(3)	0.43	(3)	—	(11.94	)(3)	(11.51)	(0.39	)(3)	—	(3)	—	(0.39)	(11.90)	35.46	(3)
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA	11.27		0.55		—	(0.01)		0.54	(0.57)		—		—	(0.57)	(0.03)	11.24
For the Year Ended December 31, 2005
Class IA	11.94		0.44		—	(0.14)		0.30	(0.88)		(0.09)		—	(0.97)	(0.67)	11.27
For the Year Ended December 31, 2004
Class IA	12.32		0.40		—	0.12		0.52	(0.58)		(0.32)		—	(0.90)	(0.38)	11.94
For the Year Ended December 31, 2003
Class IA	11.95		0.36		—	0.57		0.93	(0.50)		(0.06)		—	(0.56)	0.37	12.32
For the Year Ended December 31, 2002
Class IA	11.46	(3)	0.56	(3)	—	(0.01	)(3)	0.55	(0.05	)(3)	(0.01	)(3)	—	(0.06)	0.49	11.95	(3)

	— Ratios and Supplememental Data —
	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford International Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	24.46	%(5)	$1,596,055	0.75%	0.75%	1.47%	119%
For the Year Ended December 31, 2005
Class IA	14.62		1,251,426	0.78	0.78	1.22	120
For the Year Ended December 31, 2004
Class IA	18.08		1,054,884	0.80	0.80	1.13	142
For the Year Ended December 31, 2003
Class IA	33.10		823,760	0.83	0.83	1.08	144
For the Year Ended December 31, 2002
Class IA .	(17.93)		646,903	0.81	0.81	1.23	161
Hartford International Small Company HLS Fund
For the Year Ended December 31, 2006
Class IA	29.34	(5)	294,660	0.93	0.93	1.05	99
For the Year Ended December 31, 2005
Class IA	18.60		193,712	1.00	1.00	1.19	95
For the Year Ended December 31, 2004
Class IA .	16.96		84,012	1.08	1.08	1.53	119
For the Year Ended December 31, 2003
Class IA	53.73		44,088	1.23	1.23	1.35	150
For the Year Ended December 31, 2002
Class IA	(5.08)		16,722	1.71	1.71	0.23	183
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IA	4.69		1,558,433	0.48	0.48	4.63	—
For the Year Ended December 31, 2005
Class IA .	2.84		1,353,836	0.49	0.49	2.79	—
For the Year Ended December 31, 2004
Class IA	0.94		1,294,525	0.48	0.48	0.93	—
For the Year Ended December 31, 2003
Class IA	0.75		1,609,439	0.49	0.49	0.75	—
For the Year Ended December 31, 2002
Class IA	1.47		2,319,456	0.49	0.49	1.43	—
Hartford Mortgage Securities HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA .	4.68		406,971	0.49	0.49	4.76	45
For the Year Ended December 31, 2005
Class IA	2.36		457,600	0.49	0.49	4.25	131
For the Year Ended December 31, 2004
Class IA	4.12		521,171	0.49	0.49	3.29	100
For the Year Ended December 31, 2003
Class IA .	2.29		587,833	0.49	0.49	2.84	338
For the Year Ended December 31, 2002
Class IA .	8.15		727,323	0.49	0.49	3.86	339
Hartford Small Company HLS Fund
For the Year Ended December 31, 2006
Class IA	14.43	(5)	1,138,830	0.73	0.73	0.21	177
For the Year Ended December 31, 2005
Class IA	21.01	(5)	1,017,271	0.75	0.75	(0.08)	106
For the Year Ended December 31, 2004
Class IA	12.18		904,912	0.75	0.75	(0.41)	141
For the Year Ended December 31, 2003
Class IA	55.87		851,283	0.76	0.76	(0.49)	171
For the Year Ended December 31, 2002
Class IA	(30.23)		495,074	0.77	0.77	(0.30)	222
Hartford Stock HLS Fund
For the Year Ended December 31, 2006
Class IA	14.65	(5)	4,498,001	0.49	0.49	1.27	97
For the Year Ended December 31, 2005
Class IA	9.62		4,787,612	0.50	0.50	1.21	91
For the Year Ended December 31, 2004
Class IA	4.17		5,657,942	0.49	0.49	1.61	30
For the Year Ended December 31, 2003
Class IA	26.47		6,014,675	0.49	0.49	1.18	37
For the Year Ended December 31, 2002
Class IA	(24.25)		5,094,276	0.49	0.49	0.97	44
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA	4.80	(5)	3,041,321	0.50	0.50	4.82	344
For the Year Ended December 31, 2005
Class IA	2.45		2,745,115	0.50	0.50	4.09	190
For the Year Ended December 31, 2004
Class IA	4.62		2,507,021	0.50	0.50	3.72	164
For the Year Ended December 31, 2003
Class IA	7.85		2,332,343	0.50	0.50	3.74	215
For the Year Ended December 31, 2002
Class IA	10.08		2,145,266	0.51	0.51	5.58	108

Hartford HLS Funds
58

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(2) —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Tax Return of Capital	Total Distributions
Hartford Value Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	$18.93	$0.25	$0.01	$3.14	$3.40	$(0.26)	$(2.33)	$—	$(2.59)
For the Year Ended December 31, 2005
Class IA	18.16	0.14	—	1.34	1.48	(0.26)	(0.45)	—	(0.71)
For the Year Ended December 31, 2004
Class IA	15.33	0.13	—	2.75	2.88	(0.05)	—	—	(0.05)
For the Year Ended December 31, 2003
Class IA	10.86	0.06	—	4.48	4.54	(0.07)	—	—	(0.07)
For the Year Ended December 31, 2002
Class IA	14.83	0.07	—	(3.68)	(3.61)	(0.09)	(0.27)	—	(0.36)

	— Ratios and Supplememental Data —

	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Value Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	$0.81	$19.74	19.02	%(5)	$508,648	0.64%	0.64%	1.31%	52%
For the Year Ended December 31, 2005
Class IA	0.77	18.93	8.32		390,113	0.65	0.65	1.05	52
For the Year Ended December 31, 2004
Class IA	2.83	18.16	18.87		259,593	0.67	0.67	1.10	80
For the Year Ended December 31, 2003
Class IA	4.47	15.33	41.87		156,879	0.71	0.71	0.62	48
For the Year Ended December 31, 2002
Class IA	(3.97)	10.86	(24.95)		88,793	0.73	0.73	0.60	67

(1)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 136.

(2)  Information presented relates to a share of capital stock outstanding for the indicated period.

(3)  Per shares amounts have been restated to reflect a reverse stock split for Classes IA and IB shares effective November 22, 2002.

(4)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)  Total return without the inclusion of the Payment from Affiliate, as noted on the Statement of Operations, can be found on page 137.

(6)  Per share amounts have been calculated using average shares outstanding method.

Hartford HLS Funds
59

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

Fund	For the year ended December 31, 2006 Class IA	For the year ended December 31, 2005 Class IA	For the year ended December 31, 2004 Class IA
Hartford Advisers HLS Fund	0.62%	0.64%	0.66%
Hartford Disciplined Equity HLS Fund	0.71%	0.72%	0.74%
Hartford Dividend and Growth HLS Fund	0.66%	0.66%	0.67%
Hartford Growth Opportunities HLS Fund	0.63%	0.58%	0.57%
Hartford Index HLS Fund	0.33%	0.42%	0.44%
Hartford International Opportunities HLS Fund	0.73%	0.74%	0.74%
Hartford International Small Company HLS Fund	0.92%	0.97%	1.01%
Hartford Money Market HLS Fund	0.48%	0.49%	0.48%
Hartford Mortgage Securities HLS Fund	0.49%	0.49%	0.49%
Hartford Small Company HLS Fund	0.70%	0.71%	0.70%
Hartford Stock HLS Fund	0.47%	0.48%	0.48%
Hartford Total Return Bond HLS Fund	0.49%	0.50%	0.50%
Hartford Value Opportunities HLS Fund	0.64%	0.64%	0.66%

Hartford HLS Funds
60

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total returns for the periods listed below would have been as follow:

	For the year ended December 31, 2006 Impact from Payment from Affiliate for SEC Settlment	For the year ended December 31, 2006 Impact from Payment from (to) Affiliate for Unrestricted Transfers	For the year ended December 31, 2006 Total Return Excluding Payments from (to) Affiliate
Fund	Class IA	Class IA	Class IA
Hartford Advisers HLS Fund	0.09%	0.00%	10.61%
Hartford Disciplined Equity HLS Fund	0.03%	0.01%	12.41%
Hartford Dividend and Growth HLS Fund	0.06%	0.01%	20.29%
Hartford Growth Opportunities HLS Fund	0.07%	0.02%	11.96%
Hartford Index HLS Fund	—%	0.01%	15.45%
Hartford International Opportunities HLS Fund	0.02%	—%	24.44%
Hartford International Small Company HLS Fund	0.01%	—%	29.33%
Hartford Small Company HLS Fund	0.14%	—%	14.29%
Hartford Stock HLS Fund	0.11%	0.01%	14.53%
Hartford Total Return Bond HLS Fund	—%	—%	4.80%
Hartford Value Opportunities HLS Fund	0.01%	0.04%	18.97%

Hartford HLS Funds
61

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semiannual Report to Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Numbers:

Hartford Series Fund, Inc.  811-08629
Hartford HLS Series Fund II, Inc.  811-04615

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HARTFORD HLS FUNDS

CLASS IA SHARES

PROSPECTUS
MAY 1, 2007

HARTFORD ADVISERS HLS FUND

HARTFORD DISCIPLINED EQUITY HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD EQUITY INCOME HLS FUND

HARTFORD FOCUS HLS FUND

HARTFORD GLOBAL ADVISERS HLS FUND

HARTFORD GLOBAL LEADERS HLS FUND

HARTFORD GROWTH HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD HIGH YIELD HLS FUND

HARTFORD INDEX HLS FUND

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

HARTFORD LARGECAP GROWTH HLS FUND
(FORMERLY HARTFORD BLUE CHIP STOCK HLS FUND)

HARTFORD MIDCAP GROWTH HLS FUND
(FORMERLY HARTFORD MIDCAP STOCK HLS FUND)

HARTFORD MONEY MARKET HLS FUND

HARTFORD MORTGAGE SECURITIES HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD SMALLCAP GROWTH HLS FUND

HARTFORD STOCK HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

HARTFORD VALUE HLS FUND

HARTFORD VALUE OPPORTUNITIES HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Hartford HLS Funds

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Prior to May 1, 2002, Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund offered only one class of shares which were re-designated as Class IA shares on April 30, 2002.

Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, SmallCap Growth HLS Fund, U.S. Government Securities HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc. All other funds are investment portfolios of Hartford Series Fund, Inc.

Each fund is a diversified fund.

Information on each fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Hartford HLS Funds

HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

•  equities,

•  debt securities, and

•  money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are in the discretion of Wellington Management Company, LLP ("Wellington Management"), and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies, in Wellington Management's opinion, that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds

HARTFORD ADVISERS HLS FUND

Manager allocation risk refers to the possibility that Wellington Management could allocate assets among different asset classes in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 13.92% (2nd quarter, 1997) and the lowest quarterly return was –9.84% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	10.70%	4.70%	7.41%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%
Lehman Brothers Government/ Credit Bond Index (reflects no deduction for fees or expenses)	3.78%	5.17%	6.26%

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD ADVISERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.64%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$65
Year 3	$205
Year 5	$357
Year 10	$798

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the equity portion of the fund since 2005 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the equity portion of the fund since 2005 and for clients of the firm for at least the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

John C. Keogh

•  Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Portfolio manager of the fixed income and money market portion of the fund since 2004 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1983

Christopher L. Gootkind, CFA

•  Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD DISCIPLINED EQUITY HLS FUND

INVESTMENT GOAL. The Hartford Disciplined Equity HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY.  Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive value and momentum factors. Value factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Momentum factors seek to identify stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds

HARTFORD DISCIPLINED EQUITY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.65% (4th quarter, 1999) and the lowest quarterly return was –16.48% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (May 29, 1998)
Class IA	12.45%	4.75%	5.52%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	4.73%[1]

1  Return is from 5/31/1998 – 12/31/2006.

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD DISCIPLINED EQUITY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.72%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$74
Year 3	$230
Year 5	$401
Year 10	$894

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

James A. Rullo, CFA

•  Senior Vice President and Director of the Quantitative Investment Group of Wellington Management

•  Portfolio manager of the fund since inception (1998)

•  Joined Wellington Management as an investment professional in 1994

Mammen Chally, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (1998)

•  Joined Wellington Management in 1994 and has been an investment professional since 1996

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies within this index ranged from approximately $1 billion to $447 billion. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds

HARTFORD DIVIDEND AND GROWTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.29% (2nd quarter, 1997) and the lowest quarterly return was –18.74% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	20.36%	9.29%	10.38%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	22.25%	10.86%	11.00%

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD DIVIDEND AND GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.64%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.67%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$68
Year 3	$214
Year 5	$373
Year 10	$835

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Edward P. Bousa, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since October 2001, co-manager of the fund from July 2001 through September 2001

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds

HARTFORD EQUITY INCOME HLS FUND

INVESTMENT GOAL. The Hartford Equity Income HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations generally above $2 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways — affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital, or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key security selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations generally above $2 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds

HARTFORD EQUITY INCOME HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 7.91% (4th quarter, 2004) and the lowest quarterly return was –0.29% (1st quarter, 2005).

Average annual total returns for periods ending 12/31/06

	1 year	Since Inception (October 31, 2003)
Class IA	20.79%	13.44%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	22.25%	16.90%

Index: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD EQUITY INCOME HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.81%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.85%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$87
Year 3	$271
Year 5	$471
Year 10	$1,049

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

John R. Ryan, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (2003) and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1981

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds

HARTFORD FOCUS HLS FUND1

INVESTMENT GOAL. The Hartford Focus HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY.  The fund invests primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion. In general, the fund invests in companies with market caps greater than $1 billion. Individual holdings are typically no larger than 5% of the funds total assets. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

In general, the fund seeks to invest in market-leading companies in industry niches that offer high secular growth prospects and attractive market dynamics. The approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-earnings valuations comparable to the company's long-term, sustainable growth rate. The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.

Wellington Management's strategy of "bottom-up" stock selection also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

1  On February 7, 2007, the Board of Directors approved a name change for the fund to the Hartford Fundamental Growth HLS Fund. The name change is expected to be effective no later than August 31, 2007.

Hartford HLS Funds

HARTFORD FOCUS HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 14.57% (2nd quarter, 2003) and the lowest quarterly return was –18.83% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since inception (April 30, 2001)
Class IA	9.72%	3.78%	4.03%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	4.05%
Russell 1000 Growth Index (reflects no deduction for fees, expenses and taxes)	9.07%	2.69%	0.35%

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD FOCUS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total operating expenses[1]	0.89%

1  Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.85% to 0.80%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$91
Year 3	$284
Year 5	$493
Year 10	$1,096

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Francis J. Boggan, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001, predominately in managing equity portfolios since that time

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD GLOBAL ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.

PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. The fund invests in securities denominated in both U.S. dollars and foreign currencies and may trade in both U.S. or in foreign markets.

The fund actively allocates its assets among three categories:

•  equity securities,

•  debt securities, and

•  money market instruments.

The equity portion of the fund invests in common stocks of high-quality growth companies worldwide. The companies identified for investment are, in the opinion of Wellington Management, leaders in their respective industries as indicated by an established market presence and strong global, regional or national competitive positions. Under normal market and economic conditions, the fund will seek to diversify its investments in securities of issuers among a number of different countries throughout the world, one of which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The equity portion of the fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $294 million to $447 billion. The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly known as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) transactions designed to minimize the impact of currency movements on the fund. The fund may trade securities actively.

Hartford HLS Funds

HARTFORD GLOBAL ADVISERS HLS FUND

MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, derivative risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

The fund may use derivatives for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), as well as for gaining exposure to certain markets and/or issuers and managing the effective maturity or duration of debt instruments. The value of these derivative instruments rise or fall depending on the price movements of the underlying asset, reference rate, or index and may rise or fall more rapidly than other investments. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged. Derivatives are subject to a number of risks, such as interest rate risk, credit risk, stock market risk and manager allocation risk, depending on the type of underlying asset, reference rate or index.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD GLOBAL ADVISERS HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 13.17% (4th quarter, 1999) and the lowest quarterly return was –10.68% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	8.84%	7.14%	6.18%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	15.48%	7.80%	6.14%
Lehman Brothers Global Aggregate Index USD Hedged (reflects no deduction for fees or expenses)	3.66%	4.91%	6.25%

Indices: The Morgan Stanley Capital International ("MSCI") World Growth Index is a broad-based unmanaged market capitalization weighted total return index which measures performance of growth securities in 23 developed-country global equity markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

The Lehman Brothers Global Aggregate Index USD Hedged ("Lehman Brothers Global Aggregate Index") provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities).

You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD GLOBAL ADVISERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.76%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total operating expenses	0.82%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$84
Year 3	$262
Year 5	$455
Year 10	$1,014

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The equity component of the fund is managed by Wellington Management using a team of investment professionals led by Andrew S. Offit.

Andrew S. Offit, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the equity component of the fund since 2001 and associate manager of the equity component of the fund since 1997

•  Joined Wellington Management as an investment professional in 1997

Matthew D. Hudson, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006

•  Joined Wellington Management in 2005 as an investment professional involved in portfolio management and securities analysis

•  Portfolio Manager and Analyst at American Century Investment Management (2000-2005)

Jean-Marc Berteaux

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis of the equity component of the fund since 2004 and for the firm for the past five years

•  Joined Wellington Management as an investment professional in 2001

The debt component of the fund is managed by Wellington Management using a team of investment professionals led by Robert L. Evans.

Robert L. Evans

•  Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Portfolio manager of the debt component of the fund since inception (1995)

•  Joined Wellington Management as an investment professional in 1995

Scott M. Elliott

•  Senior Vice President and Director of Asset Allocation Strategies of Wellington Management

•  Portfolio manager of the asset allocation of the fund since 2001

•  Joined Wellington Management as an investment professional in 1994

Evan S. Grace, CFA

•  Vice President and Director of Asset Allocation Research of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for the firm for the past four years

•  Joined Wellington Management as an investment professional in 2003

•  Head of the Equity Quantitative Research Group and Asset Allocation Portfolio Management Team at State Street Research (1993-2003)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $294 million to $447 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD GLOBAL LEADERS HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 32.82% (4th quarter, 1999) and the lowest quarterly return was –20.03% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (September 30, 1998)
Class IA	14.14%	8.78%	10.86%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	15.48%	7.80%	4.58%

Index: The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD GLOBAL LEADERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total operating expenses	0.76%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$78
Year 3	$243
Year 5	$422
Year 10	$942

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew S. Offit, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (1998)

•  Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001

•  Joined Wellington Management as an investment professional in 2001

Matthew D. Hudson, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager and Analyst at American Century Investment Management (2000-2005)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Growth HLS Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business management, strong cashflow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds

HARTFORD GROWTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.22% (2nd quarter, 2003) and the lowest quarterly return was –7.61% (1st quarter, 2005).

Average annual total returns for periods ending 12/31/06

	1 year	Since Inception (April 30, 2002)
Class IA	4.61%	7.73%
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	9.07%	5.36%

Index: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.79%
Distribution and service (12b-1) fees	None
Other expenses	0.05%
Total operating expenses	0.84%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$86
Year 3	$268
Year 5	$466
Year 10	$1,037

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew J. Shilling, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2002

•  Joined Wellington Management as an investment professional in 1994

John A. Boselli, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2002

•  Joined Wellington Management as an investment professional in 2002

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD GROWTH OPPORTUNITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 44.29% (4th quarter, 1999) and the lowest quarterly return was –23.35% (1st quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	12.05%	9.70%	10.22%
Russell 3000 Growth Index (reflects no deduction for fees or expenses)	9.46%	3.02%	5.34%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Index: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD GROWTH OPPORTUNITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.65%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$66
Year 3	$208
Year 5	$362
Year 10	$810

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Michael T. Carmen, CFA, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2001

•  Joined Wellington Management as an investment professional in 1999

Mario E. Abularach, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past five years

•  Joined Wellington Management as an investment professional in 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"), to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management's High Yield Team uses what is sometimes referred to as a "bottom-up" analysis in its credit underwriting and securities valuation discipline to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities. In this process, Hartford Investment Management assesses such factors as an issuer's business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure. Hartford Investment Management's economic outlook is also an important input in overlaying a "top-down" view of the economy in the construction of the fund's interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. The fund may trade securities actively.

Hartford HLS Funds

HARTFORD HIGH YIELD HLS FUND

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD HIGH YIELD HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 8.34% (2nd quarter, 2003) and the lowest quarterly return was –5.94% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (September 30, 1998)
Class IA	11.17%	6.94%	5.66%
Lehman Brothers High Yield Corporate Index (reflects no deduction for fees or expenses)	11.85%	10.18%	6.50%

Index: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD HIGH YIELD HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.73%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses[1]	0.77%

1  HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.68% and the total annual operating expenses are 0.72%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$79
Year 3	$246
Year 5	$428
Year 10	$954

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Mark Niland, CFA

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since September 2005

•  Joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

James Serhant, CFA

•  Senior Vice President and Senior Investment Analyst of Hartford Investment Management

•  Portfolio manager of the fund since August 2006

•  Joined Hartford Investment Management in 2005

•  Prior to joining the firm, Mr. Serhant was Vice President and Senior Research Analyst at Delaware Investments (2001-2005), and Vice President and Senior Fixed Income Research Analyst at JP Morgan Securities, Inc. (1997-2000).

Nasri Toutoungi

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since September 2005

•  Joined Hartford Investment Management in 2003

•  Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the fund's sub-adviser, Hartford Investment Management, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")1 chooses the stocks to be included in the Index on a proprietary basis. The Index is float adjusted, meaning that each company's number of shares in the Index represents the total shares available to investors. This index methodology excludes significant share positions that are closely held by other publicly traded companies, control groups, or government agencies. The weightings of stocks in the Index are based on each stock's relative market value available in the public market, that is, its market price per share times the number of shares outstanding times its investable weight factor. Because of this weighting, as of December 31, 2006, approximately 45 percent of the Index was composed of the forty largest companies, the five largest being Exxon Mobile Corporation, General Electric Company, Microsoft Corporation, Citigroup, Inc., and Bank of America Corporation.

Hartford Investment Management does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

1  "Standard & Poor's"®, "S&P"®, "S&P 500"®, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Hartford HLS Funds

HARTFORD INDEX HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.17% (4th quarter, 1998) and the lowest quarterly return was –17.30% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	15.46%	5.77%	7.95%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD INDEX HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses[1]	0.34%

1  Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$35
Year 3	$109
Year 5	$191
Year 10	$431

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Deane Gyllenhaal

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since November 2006

•  Joined Hartford Investment Management in September 2006

•  Investment professional involved in portfolio management, research and product development since 1990

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high-quality growth companies in international markets. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI EAFE Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $294 million to $241 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI EAFE Index is researched by the portfolio management team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Stocks of companies with market capitalizations above $2 billion as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will influence performance significantly. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.98% (2nd quarter, 2003) and the lowest quarterly return was –20.57% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (April 30, 2001)
Class IA	24.08%	15.48%	10.55%
MSCI EAFE Growth Index (reflects no deduction for fees or expenses)	22.69%	12.63%	7.85%

Index:  The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index ("MSCI EAFE Growth Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of growth securities with the MSCI EAFE Index. You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total operating expenses	0.88%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$90
Year 3	$281
Year 5	$488
Year 10	$1,084

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew S. Offit, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (2001)

•  Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001

•  Joined Wellington Management as an investment professional in 2001

Matthew D. Hudson, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager and Analyst at American Century Investment Management (2000-2005)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues. This proprietary research takes into account each company's long-term history as well as our analysts' forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in large and mid capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the MSCI AC World ex US Index. As of December 31, 2006 the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $106 million and $272 billion. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.16% (4th quarter, 1999) and the lowest quarterly return was –21.71% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	24.46%	12.97%	7.01%
MSCI AC World ex US Index (reflects no deductions for fees or expenses)	27.16%	16.87%	8.59%

Index: The Morgan Stanley Capital International All Country World ex US ("MSCI AC World ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.67%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total operating expenses	0.75%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$77
Year 3	$240
Year 5	$417
Year 10	$930

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Nicolas M. Choumenkovitch

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio Manager of the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000

•  Joined Wellington Management as an investment professional in 1995

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $23 million to $34 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis. The fund seeks companies that, in Wellington Management's opinion, exhibit some combination of:

•  a well-articulated business plan,

•  experienced management,

•  a sustainable competitive advantage, and

•  strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities. The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.67% (2nd quarter, 2003) and the lowest quarterly return was –17.70% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (April 30, 2001)
Class IA	29.34%	21.23%	17.20%
S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index (reflects no deduction for fees or expenses)	26.55%	24.56%	18.55%

Index: The S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the US and Canada. You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.84%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total operating expenses	0.93%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$95
Year 3	$296
Year 5	$515
Year 10	$1,143

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Simon H. Thomas

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2006 and has been involved in portfolio management and securities analysis for the firm for the past five years

•  Joined the firm as an investment professional in 2002

Daniel Maguire, CFA

•  Assistant Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past three years

•  Joined the firm as an investment professional in 2004

•  Equity Analyst at Insight Investment Management in the UK (2003-2004)

•  Equity Analyst at HSBC Investment Bank (2000-2003)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD LARGECAP GROWTH HLS FUND
(FORMERLY HARTFORD BLUE CHIP STOCK HLS FUND)

INVESTMENT GOAL. The Hartford LargeCap Growth HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund's sub-adviser believes have superior return potential.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of large capitalization companies. The fund defines large capitalization companies as companies with market capitalizations within the collective range of the Russell 1000 and S&P 500 Indices. As of December 31, 2006, the market capitalization of companies included in these indices ranged from approximately $1.2 billion to $398.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and nondollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-adviser's investment strategy will influence performance significantly. If the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD LARGECAP GROWTH HLS FUND
(FORMERLY HARTFORD BLUE CHIP STOCK HLS FUND)

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Hartford Investment Management became the fund's sub-adviser effective November 13, 2006 and measures the fund's performance against the Russell 1000 Growth Index. Performance information represents the performance of T.Rowe Price, the fund's prior investment sub-adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.38% (4th quarter, 1998) and the lowest quarterly return was –17.00% (1st quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	8.04%	4.01%	7.08%
Russell 1000 Growth Index (reflects no deduction for fees, expenses and taxes)	9.07%	2.69%	5.44%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The fund has changed its benchmark from the S&P 500 Index to the Russell 1000 Growth Index because the fund's investment manager believes that the Russell 1000 Growth Index is better suited to the fund's investment strategy.

Hartford HLS Funds

HARTFORD LARGECAP GROWTH HLS FUND
(FORMERLY HARTFORD BLUE CHIP STOCK HLS FUND)

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.62%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses[1]	0.66%

1  Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.80% to 0.62%. In addition, effective November 13, 2006, HL Advisors has voluntarily agreed to waive an additional 0.21% of its management fees until December 31, 2007. While such waiver is in effect, the management fee is 0.41% and the total annual operating expenses are 0.45%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$67
Year 3	$211
Year 5	$368
Year 10	$822

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Hugh Whelan

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since May 2006

•  Joined Hartford Investment Management in 2005

•  From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds

HARTFORD MIDCAP GROWTH HLS FUND
(FORMERLY HARTFORD MIDCAP STOCK HLS FUND)

INVESTMENT GOAL. The Hartford MidCap Growth HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell MidCap Growth and S&P MidCap 400 Indices. As of December 31, 2006, this range was between $522 million and $20 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

The fund may buy and sell futures and options contracts. This will be done primarily to hedge the value of the fund's portfolio against potential adverse movements in securities prices, but may also be done to enhance returns. The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than equity securities of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company equity securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of equity securities. You could lose money as a result of your investment.

If the fund's sub-adviser, Hartford Investment Management, incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Hartford Investment Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

If the fund uses options and futures contracts, it will be exposed to additional risks and transaction costs. Successful use of these derivative instruments, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Hartford Investment Management's investment strategy will influence performance significantly. If Hartford Investment Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD MIDCAP GROWTH HLS FUND
(FORMERLY HARTFORD MIDCAP STOCK HLS FUND)

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. Hartford Investment Management became a sub-adviser effective on or about December 4, 2006. Performance information represents performance of previous sub-advisers.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the fund. The effect of IPOs on the fund's performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchases IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.69% (4th quarter, 2001) and the lowest quarterly return was –16.14% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2006

	1 year	5 years	Since Inception (May 1, 1998)
Class IA1	12.27%	8.58%	6.27%
S&P 400 MidCap Index (reflects no deduction for fees or expenses)	10.32%	10.89%	10.45%[2]
Russell MidCap Growth Index (reflects no deduction for fees, expenses and taxes)	10.66%	8.22%	5.90%[2]

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

2  Return is from 4/30/1998 – 12/31/2006.

Indices: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity markets.

The Russell MidCap Growth Index is an unmanaged index measuring the performance of the mid-cap growth segment of the U.S. equity universe.

You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD MIDCAP GROWTH HLS FUND
(FORMERLY HARTFORD MIDCAP STOCK HLS FUND)

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total operating expenses[1]	0.88%

1  HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.60% and the total annual operating expenses are 0.68%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$100
Year 3	$312
Year 5	$542
Year 10	$1,201

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Hugh Whelan

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since April 2007

•  Joined Hartford Investment Management in 2005

•  From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

Hartford HLS Funds

HARTFORD MONEY MARKET HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 1.57% (4th quarter, 2000) and the lowest quarterly return was 0.16% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.69%	2.12%	3.59%
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)	4.67%	2.34%	3.60%

Index: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

Hartford HLS Funds

HARTFORD MONEY MARKET HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses[1]	0.48%

1  Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.43%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$49
Year 3	$154
Year 5	$269
Year 10	$604

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Robert Crusha

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2002

•  Joined Hartford Investment Management in 1993

•  Investment professional involved in trading and portfolio management since 1995

Adam Tonkinson

•  Assistant Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2007 and Assistant portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 2001

•  Investment professional involved in securities analysis since 2001 and securities trading since 2002

•  Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD MORTGAGE SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated "A" or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by Hartford Investment Management. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when Hartford Investment Management deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities. The fund may trade securities actively.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

Hartford Investment Management's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager's selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD MORTGAGE SECURITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 3.83% (3rd quarter, 2001) and the lowest quarterly return was –1.32% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.68%	4.30%	5.62%
Lehman Mortgage-Backed Securities Index (reflects no deduction for fees or expenses)	5.23%	4.84%	6.16%

Index: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD MORTGAGE SECURITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.49%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$50
Year 3	$157
Year 5	$274
Year 10	$616

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Christopher Hanlon

•  Senior Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 1988 and has served as a portfolio manager since 1994

Russell M. Regenauer

•  Senior Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2003

•  Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2006, this range was between approximately $39 million and $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Hartford Investment Management and Wellington Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•  have potential for above-average earnings growth,

•  are undervalued in relation to their investment potential,

•  have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

•  are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gain.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

HARTFORD SMALL COMPANY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the fund. The effect of IPOs on the fund's performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchases IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 35.93% (4th quarter, 1999) and the lowest quarterly return was –23.59% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2006

	1 year	5 years	10 years
Class IA	14.43%	11.06%	10.59%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	13.35%	6.93%	4.88%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD SMALL COMPANY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.72%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$74
Year 3	$230
Year 5	$401
Year 10	$894

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management Company

Hugh Whelan

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since April 2007

•  Joined Hartford Investment Management in 2005

•  From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

Wellington Management Company, LLP

Steven C. Angeli, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2000

•  Joined Wellington Management as an investment professional in 1994

Stephen C. Mortimer

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001

Mario E. Abularach, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks to maximize capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund's sub-adviser, Wellington Management, believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2006, this range was between approximately $39 million and $4 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Investment Advisors. As the investment manager, HL Investment Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Investment Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

In managing its portion of the fund, Wellington Management employs what is often called a "bottom-up" approach to select individual securities from a variety of industries. In constructing its allocated portion of the portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking. The portion of the fund managed by Wellington Management invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and momentum measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Momentum focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company, and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Hartford HLS Funds

HARTFORD SMALLCAP GROWTH HLS FUND

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-adviser's investment strategy will influence performance significantly. If the sub-adviser's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on the sub-adviser's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

Hartford HLS Funds

HARTFORD SMALLCAP GROWTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance for periods prior to the addition of Hartford Investment Management as sub-adviser to the fund in November 2006.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 60.73% (4th quarter, 1999) and the lowest quarterly return was –29.17% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	6.86%	7.90%	9.81%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	13.35%	6.93%	4.88%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD SMALLCAP GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.64%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$65
Year 3	$205
Year 5	$357
Year 10	$798

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management

Hugh Whelan

•  Managing Director of Hartford Investment Management since 2005

•  Portfolio manager of the fund since November 2006

•  Joined Hartford Investment Management in 2005

•  From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

Wellington Management

David J. Elliott, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2001

•  Joined Wellington Management in 1995 and has been an investment professional since 1999

Doris T. Dwyer

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001

•  Joined Wellington Management as an investment professional in 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management's opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds

HARTFORD STOCK HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.17% (4th quarter, 1998) and the lowest quarterly return was –17.30% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	14.65%	4.64%	7.95%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds

HARTFORD STOCK HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.46%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.49%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$50
Year 3	$157
Year 5	$274
Year 10	$616

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2005 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis of the equity portion of the fund since 2005 and for clients of the firm for the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

Hartford Total Return Bond HLS Fund

INVESTMENT GOAL. The Hartford Total Return Bond HLS Fund seeks competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 70% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management, to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may utilize derivatives to manage portfolio risks or for other investment purposes.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

Hartford HLS Funds

Hartford Total Return Bond HLS Fund

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

Hartford Total Return Bond HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.22% (4th quarter, 2002) and the lowest quarterly return was –2.23% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.80%	5.93%	6.71%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	4.33%	5.06%	6.24%

Index: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

Hartford HLS Funds

Hartford Total Return Bond HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.46%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.50%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$51
Year 3	$160
Year 5	$280
Year 10	$628

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Nasri Toutoungi

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since 2003

•  Joined Hartford Investment Management in 2003

•  Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds

Hartford U.S. Government Securities HLS Fund

INVESTMENT GOAL. The Hartford U.S. Government Securities HLS Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. In attempting to maximize total return, the fund also seeks to invest in securities that the fund's sub-adviser, Hartford Investment Management, expects to appreciate in value. The fund tends to focus on maintaining a bond portfolio with a weighted average life between one and ten years. The weighted average life of a security denotes the weighted average time to receipt of principal.

The fund may trade securities actively.

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds

Hartford U.S. Government Securities HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 5.23% (3rd quarter, 2002) and the lowest quarterly return was 2.19% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	4.01%	4.05%	5.49%
Lehman Brothers Intermediate Government Bond Index (reflects no deduction for fees or expenses)	3.47%	4.64%	6.01%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Index: The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of government bonds with maturities of between one and ten years. You cannot invest directly in an index.

Hartford HLS Funds

Hartford U.S. Government Securities HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.48%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$49
Year 3	$154
Year 5	$269
Year 10	$604

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Christopher Hanlon

•  Senior Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 1988 and has served as a portfolio manager since 1994.

Russell M. Regenauer

•  Senior Vice President of Hartford Investment Management

•  Assistant portfolio manager of the fund since 2002

•  Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

Hartford Value HLS Fund

INVESTMENT GOAL. The Hartford Value HLS Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach focuses on companies with market capitalizations above $2 billion that have below-average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group could fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds

Hartford Value HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.52% (2nd quarter, 2003) and the lowest quarterly return was –19.69% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (April 30, 2001)
Class IA	21.82%	7.73%	6.79%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	22.25%	10.86%	8.65%

Index: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Hartford HLS Funds

Hartford Value HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.81%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.85%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$87
Year 3	$271
Year 5	$471
Year 10	$1,049

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

John R. Ryan, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (2001)

•  Joined Wellington Management as an investment professional in 1981

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds

Hartford Value Opportunities HLS Fund

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, the issuer's earnings power, and growth potential. Stocks are selected whose issuers, in Wellington Management's opinion, have the most compelling blend of the following attributes:

•  high fundamental investment value,

•  a strong management team, and

•  strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

Hartford HLS Funds

Hartford Value Opportunities HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.05% (2nd quarter, 2003) and the lowest quarterly return was –18.32% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	19.02%	10.29%	10.92%
Russell 3000 Value Index (reflects no deduction for fees or expenses)	22.34%	11.20%	11.11%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	22.25%	10.86%	11.00%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Indices: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

Hartford HLS Funds

Hartford Value Opportunities HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.62%
Distribution and service (12b-1) fees	None
Other expenses	0.02%
Total operating expenses	0.64%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$65
Year 3	$205
Year 5	$357
Year 10	$798

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors are made collectively by the team.

David R. Fassnacht, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the communications services, media, pharmaceutical, airline and chemical industries

•  Joined Wellington Management as an investment professional in 1991

James N. Mordy

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the technology, energy, construction and utilities sectors

•  Joined Wellington Management as an investment professional in 1985

David W. Palmer, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the metals, rail, energy and specialty finance sectors and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds, except for Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Advisers HLS Fund, Global Advisers HLS Fund, High Yield HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, each fund (other than Money Market HLS Fund, which invests in high-quality money market securities at all times as its principal investment strategy) may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

Each fund (other than Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for Global Advisers HLS Fund, International Small Company HLS Fund, MidCap Growth HLS Fund and Total Return Bond HLS Fund only.

Foreign Investments

Except as noted below, each fund may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. Money Market HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and loans, as part of its principal investment strategy. Index HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and not as part of its principal investment strategy. Mortgage Securities HLS Fund may hold foreign investments, but not as part of its principal investment strategy. U.S. Government Securities HLS Fund may invest in bonds issued or guaranteed by the Canadian

Hartford HLS Funds

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

International Capital Appreciation HLS Fund, International Opportunities HLS Fund and International Small Company HLS Fund may invest in emerging markets as part of their principal investment strategy. Each other fund, except Money Market HLS Fund and U.S. Government Securities HLS Fund, may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Growth Opportunities HLS Fund, International Small Company HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, Mortgage Securities HLS Fund and U.S. Government Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly

Hartford HLS Funds

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About Each Fund's Investment Goal

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The following funds may have relatively high portfolio turnover:

•  Focus HLS Fund

•  Global Advisers HLS Fund

•  Global Leaders HLS Fund

•  Growth Opportunities HLS Fund

•  High Yield HLS Fund

•  International Capital Appreciation HLS Fund

•  International Opportunities HLS Fund

Hartford HLS Funds

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

•  International Small Company HLS Fund

•  LargeCap Growth HLS Fund

•  MidCap Growth HLS Fund

•  Mortgage Securities HLS Fund

•  Small Company HLS Fund

•  SmallCap Growth HLS Fund

•  Total Return Bond HLS Fund

•  U.S. Government Securities HLS Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

Disciplined Equity HLS Fund, Equity Income HLS Fund, High Yield HLS Fund, International Small Company HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund, Stock HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the five issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

Hartford HLS Funds

MANAGEMENT OF THE FUNDS

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the SEC under which they use a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Advisers

High Yield HLS Fund, Index HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund. Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to High Yield HLS Fund, Index HLS Fund, LargeCap Growth HLS Fund, MidCap Growth HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management

Hartford HLS Funds

MANAGEMENT OF THE FUNDS

authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Advisers HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Equity Income HLS Fund, Focus HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, International Capital Appreciation HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, Stock HLS Fund, Value HLS Fund and Value Opportunities HLS Fund. Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, is the sub-adviser to Advisers HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Equity Income HLS Fund, Focus HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, International Capital Appreciation HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, Stock HLS Fund, Value HLS Fund and Value Opportunities HLS Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Small Company HLS Fund and SmallCap Growth HLS Fund. Hartford Investment Management and Wellington Management are the investment sub-advisers to Small Company HLS Fund and SmallCap Growth HLS Fund.

Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

Advisers HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Equity Income HLS Fund, Focus HLS Fund, Global Advisers HLS Fund,

Hartford HLS Funds

MANAGEMENT OF THE FUNDS

Global Leaders HLS Fund, Growth HLS Fund, High Yield HLS Fund, Index HLS Fund, International Capital Appreciation HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, Stock HLS Fund, Total Return Bond HLS Fund and Value HLS Fund each pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). Each other fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. These fees are based on a stated percentage of the fund's average daily net asset value as follows:

International Capital Appreciation HLS Fund and International Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.850%
Next $250 Million	0.800%
Amount over $500 Million	0.750%

Equity Income HLS Fund, Growth HLS Fund and Value HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.825%
Next $250 Million	0.775%
Next $500 Million	0.725%
Amount over $1 Billion	0.675%

Focus HLS Fund1

Average Daily Net Assets	Annual Rate
First $250 Million	0.800%
Next $250 Million	0.750%
Amount over $500 Million	0.700%

1  Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund.

MidCap Growth HLS Fund2

Average Daily Net Assets	Annual Rate
First $500 Million	0.800%
Next $500 Million	0.750%
Amount over $1 Billion	0.700%

2  HL Advisors has voluntarily agreed to waive 0.20% of its management fees until December 31, 2007.

Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund and International Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Amount over $1 Billion	0.625%

High Yield HLS Fund3

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Next $4 Billion	0.625%
Next $5 Billion	0.605%
Amount over $10 Billion	0.595%

3  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until October 31, 2007.

Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Next $500 Million	0.600%
Amount over $1.5 Billion	0.550%

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $100 Million	0.700%
Amount over $100 Million	0.600%

Advisers HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.680%
Next $250 Million	0.655%
Next $500 Million	0.645%
Amount over $1 Billion	0.595%

LargeCap Growth HLS Fund4

Average Daily Net Assets	Annual Rate
First $500 Million	0.650%
Next $500 Million	0.600%
Amount over $1 Billion	0.550%

4  Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. In addition, effective November 13,

Hartford HLS Funds

MANAGEMENT OF THE FUNDS

2006, HL Advisors has voluntarily agreed to waive an additional 0.21% of its management fees until December 31, 2007.

Stock HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Amount over $1 Billion	0.450%

Total Return Bond HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Next $4 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

U.S. Government Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $50 Million	0.500%
Next $4.95 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

Money Market HLS Fund5 and Mortgage Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.450%
Next $3 Billion	0.400%
Next $5 Billion	0.380%
Amount over $10 Billion	0.370%

5  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

Index HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.300%
Next $3 Billion	0.200%
Next $5 Billion	0.180%
Amount over $10 Billion	0.170%

For the year ended December 31, 2006, Advisers HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Equity Income HLS Fund, Focus HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, Growth HLS Fund, High Yield HLS Fund, Index HLS Fund, International Capital Appreciation HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, Stock HLS Fund, Total Return Bond HLS Fund and Value HLS Fund each paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below). Each other fund paid management fees to HL Advisors. These fees, expressed as a percentage of net assets, were as follows:

Fund Name	Annual Rate
Advisers HLS Fund	0.60%
Disciplined Equity HLS Fund	0.68%
Dividend and Growth HLS Fund	0.64%
Equity Income HLS Fund	0.81%
Focus HLS Fund	0.85%[1]
Global Advisers HLS Fund	0.76%
Global Leaders HLS Fund	0.70%
Growth HLS Fund	0.79%
Growth Opportunities HLS Fund	0.61%
High Yield HLS Fund	0.73%
Index HLS Fund	0.38%
International Capital Appreciation HLS Fund	0.80%
International Opportunities HLS Fund	0.67%
International Small Company HLS Fund	0.84%
LargeCap Growth HLS Fund	0.85%[2]
MidCap Growth HLS Fund	0.90%
Money Market HLS Fund	0.45%
Mortgage Securities HLS Fund	0.45%
Small Company HLS Fund	0.69%
SmallCap Growth HLS Fund	0.61%
Stock HLS Fund	0.46%
Total Return Bond HLS Fund	0.46%
U.S. Government Securities HLS Fund	0.45%
Value HLS Fund	0.81%
Value Opportunities HLS Fund	0.62%

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' annual report to shareholders covering the period ending December 31, 2006.

1  Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund.

2  Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund.

Hartford HLS Funds

FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer their shares to certain qualified retirement plans (the "Plans").

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each fund, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the funds have the right to pay the redemption price of shares of the funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the funds on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below. This Servicing Compensation is not paid by you.

Hartford HLS Funds

FURTHER INFORMATION ON THE FUNDS

Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for Money Market HLS Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations

Hartford HLS Funds

FURTHER INFORMATION ON THE FUNDS

furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund, and in particular High Yield HLS Fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Money Market HLS Fund's investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds. In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. Further, many of the existing plan

Hartford HLS Funds

FURTHER INFORMATION ON THE FUNDS

documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds' policy to require the funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds will be better able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the

Hartford HLS Funds

FURTHER INFORMATION ON THE FUNDS

value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's

Hartford HLS Funds

FURTHER INFORMATION ON THE FUNDS

return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

Hartford HLS Funds

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(4) —																	— Ratios and Supplememental Data —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period		Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(3)		Ratio of Expenses to Average Net Assets After Waivers(3)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(6)
Hartford Advisers HLS Fund
For the Year Ended December 31, 2006
Class IA	$22.53		$0.58		$0.02	$1.81		$2.41	$(0.57)		$(1.77)		$—	$(2.34)	$0.07	$22.60		10.70	%(7)	$7,207,926	0.64%		0.64%		2.24%	87%
For the Year Ended December 31, 2005
Class IA	23.04		0.54		—	1.12		1.66	(0.77)		(1.04)		(0.36)	(2.17)	(0.51)	22.53		0.07		8,157,354	0.66		0.65		1.96	89
For the Year Ended December 31, 2004
Class IA	22.67		0.51		—	0.33		0.84	(0.47)		—		—	(0.47)	0.37	23.04		3.74		9,699,374	0.67		0.67		2.16	36
For the Year Ended December 31, 2003
Class IA	19.59		0.42		—	3.18		3.60	(0.52)		—		—	(0.52)	3.08	22.67		18.49		10,358,449	0.67		0.67		2.03	48
For the Year Ended December 31, 2002
Class IA	23.44	(5)	0.51	(5)	—	(4.10	)(5)	(3.59)	(0.26	)(5)	—	(5)	—	(0.26)	(3.85)	19.59	(5)	(13.79)		9,249,397	0.67		0.67		2.29	47
Hartford Disciplined Equity HLS Fund
For the Year Ended December 31, 2006
Class IA	12.66		0.14		0.01	1.42		1.57	(0.15)		—		—	(0.15)	1.42	14.08		12.45	(7)	1,401,619	0.72		0.72		1.19	63
For the Year Ended December 31, 2005
Class IA	12.02		0.12		—	0.67		0.79	(0.15)		—		—	(0.15)	0.64	12.66		6.58		1,019,703	0.74		0.74		1.07	58
For the Year Ended December 31, 2004
Class IA	11.20		0.16		—	0.79		0.95	(0.13)		—		—	(0.13)	0.82	12.02		8.41		770,938	0.75		0.75		1.53	62
For the Year Ended December 31, 2003
Class IA .	8.80		0.07		—	2.45		2.52	(0.12)		—		—	(0.12)	2.40	11.20		28.82		685,888	0.78		0.78		0.89	73
For the Year Ended December 31, 2002
Class IA	11.72	(5)	0.05	(5)	—	(2.97	)(5)	(2.92)	—	(5)	—	(5)	—	—	(2.92)	8.80	(5)	(24.65)		460,807	0.79		0.79		0.65	92
Hartford Dividend and Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	20.74		0.40		0.01	3.77		4.18	(0.41)		(1.72)		—	(2.13)	2.05	22.79		20.36	(7)	5,671,552	0.67		0.67		1.77	27
For the Year Ended December 31, 2005
Class IA	20.83		0.36		—	0.87		1.23	(0.40)		(0.92)		—	(1.32)	(0.09)	20.74		5.96		4,978,773	0.67		0.67		1.70	26
For the Year Ended December 31, 2004
Class IA	18.77		0.32		—	2.01		2.33	(0.27)		—		—	(0.27)	2.06	20.83		12.42		4,719,663	0.68		0.68		1.73	27
For the Year Ended December 31, 2003
Class IA	15.09		0.24		—	3.79		4.03	(0.25)		(0.10)		—	(0.35)	3.68	18.77		26.80		3,927,415	0.69		0.69		1.61	31
For the Year Ended December 31, 2002
Class IA	18.80	(5)	0.25	(5)	—	(3.64	)(5)	(3.39)	(0.23	)(5)	(0.09	)(5)	—	(0.32)	(3.71)	15.09	(5)	(14.23)		2,810,625	0.69		0.69		1.56	43
Hartford Equity Income HLS Fund
For the Year Ended December 31, 2006
Class IA	12.01		0.26		—	2.22		2.48	(0.26)		(0.03)		—	(0.29)	2.19	14.20		20.79		360,210	0.85		0.75		2.32	28
For the Year Ended December 31, 2005
Class IA	11.64		0.21		—	0.36		0.57	(0.20)		—		—	(0.20)	0.37	12.01		4.81		231,151	0.86		0.76		2.27	21
For the Year Ended December 31, 2004
Class IA	10.75		0.12		—	0.89		1.01	(0.12)		—		—	(0.12)	0.89	11.64		9.43		90,197	0.90		0.90		1.99	18
From inception October 31, 2003 through December 31, 2003
Class IA	10.00		0.02		—	0.75		0.77	(0.02)		—		—	(0.02)	0.75	10.75		26.80	(2)	8,511	1.13	(1)	1.13	(1)	1.50 (1)	2
Hartford Focus HLS Fund
For the Year Ended December 31, 2006
Class IA	10.56		0.09		0.01	0.82		0.92	(0.09)		(0.83)		—	(0.92)	—	10.56		9.72	(7)	48,852	0.94		0.85		0.80%	112
For the Year Ended December 31, 2005
Class IA	10.18		0.10		—	0.87		0.97	(0.19)		(0.40)		—	(0.59)	0.38	10.56		9.88		52,679	0.92		0.91		0.77	136
For the Year Ended December 31, 2004
Class IA	9.90		0.10		—	0.21		0.31	(0.03)		—		—	(0.03)	0.28	10.18		3.16		49,519	0.90		0.90		1.06	111
For the Year Ended December 31, 2003
Class IA	7.74		0.03		—	2.16		2.19	(0.03)		—		—	(0.03)	2.16	9.90		28.37		49,891	0.90		0.90		0.40	129
For the Year Ended December 31, 2002
Class IA ..	10.38	(5)	0.03	(5)	—	(2.66	)(5)	(2.63)	—	(5)	(0.01	)(5)	—	(0.01)	(2.64)	7.74	(5)	(24.59)		35,237	0.88		0.88		0.40	212

Hartford HLS Funds

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(4) —																	— Ratios and Supplememental Data —

	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period		Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(3)		Ratio of Expenses to Average Net Assets After Waivers(3)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(6)
Hartford Global Advisers HLS Fund
For the Year Ended December 31, 2006
Class IA	$12.48		$0.23		$0.02	$0.83		$1.08	$(0.38)		$(0.47)		$—	$(0.85)	$0.23	$12.71		8.84	%(7)	$306,498	0.82%		0.82%		1.73%	88%
For the Year Ended December 31, 2005
Class IA .	12.53		0.21		—	0.20		0.41	(0.46)		—		—	(0.46)	(0.05)	12.48		3.37		332,169	0.83		0.83		1.59	502
For the Year Ended December 31, 2004
Class IA	11.15		0.19		—	1.19		1.38	—		—		—	—	1.38	12.53		12.75		362,757	0.84		0.84		1.27	511
For the Year Ended December 31, 2003
Class IA	9.16		0.12		—	1.95		2.07	(0.08)		—		—	(0.08)	1.99	11.15		22.26		312,492	0.84		0.84		1.26	455
For the Year Ended December 31, 2002
Class IA	10.07	(5)	(0.50	)(5)	—	(0.41	)(5)	(0.91)	—	(5)	—	(5)	—	—	(0.91)	9.16	(5)	(8.95)		269,329	0.83		0.83		2.05	288
Hartford Global Leaders HLS Fund
For the Year Ended December 31, 2006
Class IA	18.74		0.10		0.05	2.48		2.63	(0.16)		(1.12)		—	(1.28)	1.35	20.09		14.14	(7)	942,258	0.76		0.76		0.48	116
For the Year Ended December 31, 2005
Class IA	18.41		0.14		—	0.33		0.47	(0.14)		—		—	(0.14)	0.33	18.74		2.59		935,539	0.77		0.77		0.74	262
For the Year Ended December 31, 2004
Class IA	15.53		0.12		—	2.85		2.97	(0.09)		—		—	(0.09)	2.88	18.41		19.19		1,004,850	0.78		0.78		0.83	255
For the Year Ended December 31, 2003
Class IA	11.50		0.07		—	4.02		4.09	(0.06)		—		—	(0.06)	4.03	15.53		35.57		728,049	0.80		0.80		0.54	292
For the Year Ended December 31, 2002
Class IA	14.43	(5)	0.13	(5)	—	(2.95	)(5)	(2.82)	(0.11	)(5)	—	(5)	—	(0.11)	(2.93)	11.50	(5)	(19.51)		544,901	0.81		0.81		1.06	324
Hartford Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	12.54		0.01		0.01	0.56		0.58	(0.01)		(0.79)		—	(0.80)	(0.22)	12.32		4.61	(7)	379,601	0.84		0.84		0.10	95
For the Year Ended December 31, 2005
Class IA	12.47		0.01		0.01	0.53		0.55	—		(0.48)		—	(0.48)	0.07	12.54		4.67	(7)	345,558	0.84		0.84		0.02	76
For the Year Ended December 31, 2004
Class IA	11.16		0.01		—	1.39		1.40	—		(0.09)		—	(0.09)	1.31	12.47		12.49		249,473	0.86		0.86		0.09	79
For the Year Ended December 31, 2003
Class IA	8.66		(0.01)		—	2.85		2.84	—		(0.34)		—	(0.34)	2.50	11.16		32.81		127,944	0.88		0.88		(0.20)	111
From inception April 30, 2002 through December 31, 2002
Class IA	10.00		—		—	(1.34)		(1.34)	—		—		—	—	(1.34)	8.66		(13.43	)(2)	13,452	0.99	(1)	0.99	(1)	0.01 (1)	76
Hartford Growth Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	30.07		0.22		0.03	3.27		3.52	(0.24)		(3.22)		—	(3.46)	0.06	30.13		12.05	(7)	1,103,590	0.65		0.65		0.71	139
For the Year Ended December 31, 2005
Class IA	27.63		0.09		0.03	4.36		4.48	(0.06)		(1.98)		—	(2.04)	2.44	30.07		16.31	(7)	1,012,774	0.64		0.64		0.33	140
For the Year Ended December 31, 2004
Class IA	23.57		0.05		—	4.01		4.06	—		—		—	—	4.06	27.63		17.18		848,674	0.63		0.63		0.23	137
For the Year Ended December 31, 2003
Class IA	16.40		(0.01)		—	7.18		7.17	—		—		—	—	7.17	23.57		43.79		696,900	0.64		0.64		(0.05)	145
For the Year Ended December 31, 2002
Class IA	22.66		(0.03)		—	(6.23)		(6.26)	—		—		—	—	(6.26)	16.40		(27.65)		478,045	0.66		0.66		(0.16)	189
Hartford High Yield HLS Fund
For the Year Ended December 31, 2006 (8)
Class IA .	9.80		0.72		—	0.31		1.03	(1.48)		—		—	(1.48)	(0.45)	9.35		11.17	(7)	471,327	0.77		0.72		7.39	160
For the Year Ended December 31, 2005
Class IA	10.26		0.74		0.05	(0.58)		0.21	(0.67)		—		—	(0.67)	(0.46)	9.80		2.13	(7)	443,859	0.77		0.76		6.51	138
For the Year Ended December 31, 2004
Class IA	10.06		0.58		—	0.12		0.70	(0.50)		—		—	(0.50)	0.20	10.26		7.40		518,881	0.77		0.77		6.31	92
For the Year Ended December 31, 2003
Class IA	8.49		0.19		—	1.75		1.94	(0.37)		—		—	(0.37)	1.57	10.06		23.18		481,315	0.78		0.78		7.00	44
For the Year Ended December 31, 2002
Class IA	9.64	(5)	0.63	(5)	—	(1.73	)(5)	(1.10)	(0.05	)(5)	—	(5)	—	(0.05)	(1.15)	8.49	(5)	(6.89)		200,017	0.82		0.82		9.33	60
Hartford Index HLS Fund
For the Year Ended December 31, 2006
Class IA	31.97		0.56		—	4.05		4.61	(0.56)		(3.66)		—	(4.22)	0.39	32.36		15.46	(7)	1,598,176	0.42		0.33		1.60	4
For the Year Ended December 31, 2005
Class IA	32.17		0.51		—	0.90		1.41	(0.61)		(1.00)		—	(1.61)	(0.20)	31.97		4.50		1,701,424	0.42		0.42		1.46	5
For the Year Ended December 31, 2004
Class IA	29.60		0.50		—	2.56		3.06	(0.39)		(0.10)		—	(0.49)	2.57	32.17		10.39		1,973,470	0.44		0.44		1.60	5
For the Year Ended December 31, 2003
Class IA	23.46		0.36		—	6.23		6.59	(0.37)		(0.08)		—	(0.45)	6.14	29.60		28.13		1,934,490	0.44		0.44		1.40	3
For the Year Ended December 31, 2002
Class IA	31.81	(5)	0.32	(5)	—	(8.29	)(5)	(7.97)	(0.28	)(5)	(0.10	)(5)	—	(0.38)	(8.35)	23.46	(5)	(22.45)		1,553,260	0.44		0.44		1.18	15

Hartford HLS Funds

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(4) —																— Ratios and Supplememental Data —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period		Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(3)	Ratio of Expenses to Average Net Assets After Waivers(3)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(6)
Hartford International Capital Appreciation HLS Fund
For the Year Ended December 31, 2006 (8)
Class IA	$12.48		$0.10		$—	$2.84		$2.94	$(0.11)		$(1.13)	$—	$(1.24)	$1.70	$14.18		24.08	%(7)	$574,806	0.88%	0.88%	0.70%	164%
For the Year Ended December 31, 2005
Class IA	12.45		0.11		—	0.60		0.71	(0.10)		(0.58)	—	(0.68)	0.03	12.48		6.16		370,555	0.93	0.93	1.05	179
For the Year Ended December 31, 2004
Class IA	10.20		0.05		—	2.44		2.49	—		(0.24)	—	(0.24)	2.25	12.45		24.72		208,703	0.97	0.97	0.86	215
For the Year Ended December 31, 2003
Class IA	7.09		—		—	3.61		3.61	—		(0.50)	—	(0.50)	3.11	10.20		51.02		67,147	1.01	1.01	0.23	244
For the Year Ended December 31, 2002
Class IA	8.59	(5)	0.03	(5)	—	(1.51	)(5)	(1.48)	(0.02	)(5)	— (5)	—	(0.02)	(1.50)	7.09	(5)	(17.21)		21,368	1.26	1.26	0.59	285
Hartford International Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	13.59		0.22		—	3.05		3.27	(0.40)		(1.23)	—	(1.63)	1.64	15.23		24.46	(7)	1,596,055	0.75	0.75	1.47	119
For the Year Ended December 31, 2005
Class IA	11.86		0.14		—	1.59		1.73	—		—	—	—	1.73	13.59		14.62		1,251,426	0.78	0.78	1.22	120
For the Year Ended December 31, 2004
Class IA	10.11		0.10		—	1.73		1.83	(0.08)		—	—	(0.08)	1.75	11.86		18.08		1,054,884	0.80	0.80	1.13	142
For the Year Ended December 31, 2003
Class IA	7.66		0.09		—	2.44		2.53	(0.08)		—	—	(0.08)	2.45	10.11		33.10		823,760	0.83	0.83	1.08	144
For the Year Ended December 31, 2002
Class IA .	9.53	(5)	0.17	(5)	—	(1.94	)(5)	(1.77)	(0.10	)(5)	— (5)	—	(0.10)	(1.87)	7.66	(5)	(17.93)		646,903	0.81	0.81	1.23	161
Hartford International Small Company HLS Fund
For the Year Ended December 31, 2006
Class IA	14.84		0.18		—	4.08		4.26	(0.32)		(2.01)	—	(2.33)	1.93	16.77		29.34	(7)	294,660	0.93	0.93	1.05	99
For the Year Ended December 31, 2005
Class IA	14.52		0.11		—	2.44		2.55	(0.38)		(1.85)	—	(2.23)	0.32	14.84		18.60		193,712	1.00	1.00	1.19	95
For the Year Ended December 31, 2004
Class IA .	12.62		0.16		—	1.96		2.12	—		(0.22)	—	(0.22)	1.90	14.52		16.96		84,012	1.08	1.08	1.53	119
For the Year Ended December 31, 2003
Class IA	8.89		0.09		—	4.68		4.77	(0.11)		(0.93)	—	(1.04)	3.73	12.62		53.73		44,088	1.23	1.23	1.35	150
For the Year Ended December 31, 2002
Class IA	9.39	(5)	0.02	(5)	—	(0.52	)(5)	(0.50)	—	(5)	— (5)	—	—	(0.50)	8.89	(5)	(5.08)		16,722	1.71	1.71	0.23	183
Hartford LargeCap Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	18.74		0.07		—	1.44		1.51	(0.07)		—	—	(0.07)	1.44	20.18		8.04		139,150	0.89	0.78	0.31	116
For the Year Ended December 31, 2005
Class IA	17.84		0.07		—	0.98		1.05	(0.15)		—	—	(0.15)	0.90	18.74		5.85		155,020	0.91	0.81	0.32	27
For the Year Ended December 31, 2004
Class IA	16.42		0.10		—	1.35		1.45	(0.03)		—	—	(0.03)	1.42	17.84		8.90		173,702	0.90	0.90	0.56	26
For the Year Ended December 31, 2003
Class IA	12.70		0.03		—	3.69		3.72	—		—	—	—	3.72	16.42		29.30		182,530	0.90	0.90	0.22	28
For the Year Ended December 31, 2002
Class IA	16.80		0.01		—	(4.11)		(4.10)	—		—	—	—	(4.10)	12.70		(24.40)		155,333	0.92	0.92	0.04	37
Hartford MidCap Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	11.33		(0.01)		—	1.39		1.38	—		(1.83)	—	(1.83)	(0.45)	10.88		12.27		53,395	0.98	0.78	(0.08)	211
For the Year Ended December 31, 2005
Class IA	12.63		(0.04)		—	0.53		0.49	—		(1.79)	—	(1.79)	(1.30)	11.33		4.55		55,209	1.01	0.81	(0.39)	112
For the Year Ended December 31, 2004
Class IA	11.21		0.01		—	1.43		1.44	(0.02)		—	—	(0.02)	1.42	12.63		12.83		59,730	0.94	0.94	0.02	179
For the Year Ended December 31, 2003
Class IA	8.57		0.02		—	2.64		2.66	(0.02)		—	—	(0.02)	2.64	11.21		31.05		56,285	0.95	0.95	0.16	76
For the Year Ended December 31, 2002
Class IA	9.85		0.02		—	(1.30)		(1.28)	—		—	—	—	(1.28)	8.57		(13.06)		43,251	0.97	0.97	0.16	77
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IA	1.00		0.05		—	—		0.05	(0.05)		—	—	(0.05)	—	1.00		4.69		1,558,433	0.48	0.48	4.63	—
For the Year Ended December 31, 2005
Class IA .	1.00		0.03		—	—		0.03	(0.03)		—	—	(0.03)	—	1.00		2.84		1,353,836	0.49	0.49	2.79	—
For the Year Ended December 31, 2004
Class IA	1.00		—		—	—		—	—		—	—	—	—	1.00		0.94		1,294,525	0.48	0.48	0.93	—
For the Year Ended December 31, 2003
Class IA	1.00		0.01		—	—		0.01	(0.01)		—	—	(0.01)	—	1.00		0.75		1,609,439	0.49	0.49	0.75	—
For the Year Ended December 31, 2002
Class IA	1.00		0.01		—	—		0.01	(0.01)		—	—	(0.01)	—	1.00		1.47		2,319,456	0.49	0.49	1.43	—

Hartford HLS Funds

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(4) —																	— Ratios and Supplememental Data —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period		Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(3)	Ratio of Expenses to Average Net Assets After Waivers(3)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(6)
Hartford Mortgage Securities HLS Fund
For the Year Ended December 31, 2006 (8)
Class IA .	$11.50		$0.54		$—	$(0.03)		$0.51	$(1.19)		$—		$—	$(1.19)	$(0.68)	$10.82		4.68%		$406,971	0.49%	0.49%	4.76%	45%
For the Year Ended December 31, 2005
Class IA	11.71		0.55		—	(0.28)		0.27	(0.48)		—		—	(0.48)	(0.21)	11.50		2.36		457,600	0.49	0.49	4.25	131
For the Year Ended December 31, 2004
Class IA	11.84		0.42		—	0.05		0.47	(0.58)		(0.02)		—	(0.60)	(0.13)	11.71		4.12		521,171	0.49	0.49	3.29	100
For the Year Ended December 31, 2003
Class IA .	12.01		0.35		—	(0.08)		0.27	(0.38)		(0.06)		—	(0.44)	(0.17)	11.84		2.29		587,833	0.49	0.49	2.84	338
For the Year Ended December 31, 2002
Class IA .	11.54	(5)	0.37	(5)	—	0.15	(5)	0.52	(0.05	)(5)	—	(5)	—	(0.05)	0.47	12.01	(5)	8.15		727,323	0.49	0.49	3.86	339
Hartford Small Company HLS Fund
For the Year Ended December 31, 2006
Class IA	19.66		0.05		0.02	2.75		2.82	(0.04)		(3.37)		—	(3.41)	(0.59)	19.07		14.43	(7)	1,138,830	0.73	0.73	0.21	177
For the Year Ended December 31, 2005
Class IA	16.25		(0.04)		0.02	3.43		3.41	—		—		—	—	3.41	19.66		21.01	(7)	1,017,271	0.75	0.75	(0.08)	106
For the Year Ended December 31, 2004
Class IA	14.49		(0.07)		—	1.83		1.76	—		—		—	—	1.76	16.25		12.18		904,912	0.75	0.75	(0.41)	141
For the Year Ended December 31, 2003
Class IA	9.29		(0.04)		—	5.24		5.20	—		—		—	—	5.20	14.49		55.87		851,283	0.76	0.76	(0.49)	171
For the Year Ended December 31, 2002
Class IA	13.32	(5)	(0.08	)(5)	—	(3.95	)(5)	(4.03)	—	(5)	—	(5)	—	—	(4.03)	9.29	(5)	(30.23)		495,074	0.77	0.77	(0.30)	222
Hartford SmallCap Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	20.88		0.09		—	1.35		1.44	(0.08)		(1.45)		—	(1.53)	(0.09)	20.79		6.86	(7)	746,266	0.64	0.64	0.42	92
For the Year Ended December 31, 2005
Class IA	20.26		0.05		0.04	2.13		2.22	(0.08)		(1.22)		(0.30)	(1.60)	0.62	20.88		11.02	(7)	704,168	0.63	0.63	0.20	77
For the Year Ended December 31, 2004
Class IA	17.55		0.04		—	2.67		2.71	—		—		—	—	2.71	20.26		15.43		503,717	0.64	0.64	0.27	88
For the Year Ended December 31, 2003
Class IA	11.70		—		—	5.85		5.85	—		—		—	—	5.85	17.55		50.06		346,380	0.66	0.66	(0.01)	101
For the Year Ended December 31, 2002
Class IA	16.44		(0.02)		—	(4.72)		(4.74)	—		—		—	—	(4.74)	11.70		(28.83)		184,062	0.69	0.69	(0.18)	99
Hartford Stock HLS Fund
For the Year Ended December 31, 2006
Class IA	49.21		0.72		0.06	6.41		7.19	(0.71)		(3.12)		—	(3.83)	3.36	52.57		14.65	(7)	4,498,001	0.49	0.49	1.27	97
For the Year Ended December 31, 2005
Class IA	45.72		0.66		—	3.72		4.38	(0.89)		—		—	(0.89)	3.49	49.21		9.62		4,787,612	0.50	0.50	1.21	91
For the Year Ended December 31, 2004
Class IA	44.37		0.74		—	1.10		1.84	(0.49)		—		—	(0.49)	1.35	45.72		4.17		5,657,942	0.49	0.49	1.61	30
For the Year Ended December 31, 2003
Class IA	35.46		0.46		—	8.93		9.39	(0.48)		—		—	(0.48)	8.91	44.37		26.47		6,014,675	0.49	0.49	1.18	37
For the Year Ended December 31, 2002
Class IA	47.36	(5)	0.43	(5)	—	(11.94	)(5)	(11.51)	(0.39	)(5)	—	(5)	—	(0.39)	(11.90)	35.46	(5)	(24.25)		5,094,276	0.49	0.49	0.97	44
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2006 (8)
Class IA	11.27		0.55		—	(0.01)		0.54	(0.57)		—		—	(0.57)	(0.03)	11.24		4.80	(7)	3,041,321	0.50	0.50	4.82	344
For the Year Ended December 31, 2005
Class IA	11.94		0.44		—	(0.14)		0.30	(0.88)		(0.09)		—	(0.97)	(0.67)	11.27		2.45		2,745,115	0.50	0.50	4.09	190
For the Year Ended December 31, 2004
Class IA	12.32		0.40		—	0.12		0.52	(0.58)		(0.32)		—	(0.90)	(0.38)	11.94		4.62		2,507,021	0.50	0.50	3.72	164
For the Year Ended December 31, 2003
Class IA	11.95		0.36		—	0.57		0.93	(0.50)		(0.06)		—	(0.56)	0.37	12.32		7.85		2,332,343	0.50	0.50	3.74	215
For the Year Ended December 31, 2002
Class IA	11.46	(5)	0.56	(5)	—	(0.01	)(5)	0.55	(0.05	)(5)	(0.01	)(5)	—	(0.06)	0.49	11.95	(5)	10.08		2,145,266	0.51	0.51	5.58	108
Hartford U.S Government Securities HLS Fund
For the Year Ended December 31, 2006 (8)
Class IA .	11.09		0.49		—	(0.06)		0.43	(0.39)		—		—	(0.39)	0.04	11.13		4.01		711,639	0.48	0.48	4.48	199
For the Year Ended December 31, 2005
Class IA	11.24		0.35		—	(0.17)		0.18	(0.33)		—		—	(0.33)	(0.15)	11.09		1.55		591,007	0.47	0.47	3.60	257
For the Year Ended December 31, 2004
Class IA	11.43		0.29		—	(0.07)		0.22	(0.41)		—		—	(0.41)	(0.19)	11.24		2.07		523,819	0.47	0.47	3.08	247
For the Year Ended December 31, 2003
Class IA	11.36		0.31		—	(0.07)		0.24	(0.17)		—		—	(0.17)	0.07	11.43		2.15		514,243	0.47	0.47	2.74	191
For the Year Ended December 31, 2002
Class IA	10.79		0.22		—	0.89		1.11	(0.54)		—		—	(0.54)	0.57	11.36		10.73		590,626	0.49	0.49	3.47	283

Hartford HLS Funds

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(4) —																— Ratios and Supplememental Data —

	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period		Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(3)	Ratio of Expenses to Average Net Assets After Waivers(3)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(6)
Hartford Value HLS Fund
For the Year Ended December 31, 2006
Class IA	11.18		$0.15		$—	$2.23		$2.38	$(0.15)		$(0.35)	$—	$(0.50)	$1.88	$13.06		21.82	%(7)	$277,982	0.85%	0.85%	1.37%	40%
For the Year Ended December 31, 2005
Class IA	10.73		0.15		—	0.71		0.86	(0.27)		(0.14)	—	(0.41)	0.45	11.18		8.13		193,655	0.86	0.86	1.42	30
For the Year Ended December 31, 2004
Class IA	9.72		0.13		—	0.91		1.04	(0.03)		—	—	(0.03)	1.01	10.73		10.71		162,644	0.87	0.87	1.36	45
For the Year Ended December 31, 2003
Class IA	7.61		0.10		—	2.08		2.18	(0.07)		—	—	(0.07)	2.11	9.72		28.60		155,085	0.87	0.87	1.53	40
For the Year Ended December 31, 2002
Class IA	9.94	(5)	0.08	(5)	—	(2.33	)(5)	(2.25)	(0.08	)(5)	— (5)	—	(0.08)	(2.33)	7.61	(5)	(22.64)		69,388	0.89	0.89	1.30	37
Hartford Value Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	18.93		0.25		0.01	3.14		3.40	(0.26)		(2.33)	—	(2.59)	0.81	19.74		19.02	(7)	508,648	0.64	0.64	1.31	52
For the Year Ended December 31, 2005
Class IA	18.16		0.14		—	1.34		1.48	(0.26)		(0.45)	—	(0.71)	0.77	18.93		8.32		390,113	0.65	0.65	1.05	52
For the Year Ended December 31, 2004
Class IA	15.33		0.13		—	2.75		2.88	(0.05)		—	—	(0.05)	2.83	18.16		18.87		259,593	0.67	0.67	1.10	80
For the Year Ended December 31, 2003
Class IA	10.86		0.06		—	4.48		4.54	(0.07)		—	—	(0.07)	4.47	15.33		41.87		156,879	0.71	0.71	0.62	48
For the Year Ended December 31, 2002
Class IA	14.83		0.07		—	(3.68)		(3.61)	(0.09)		(0.27)	—	(0.36)	(3.97)	10.86		(24.95)		88,793	0.73	0.73	0.60	67

(1)  Annualized.

(2)  Not annualized.

(3)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 101.

(4)  Information presented relates to a share of capital stock outstanding for the indicated period.

(5)  Per shares amounts have been restated to reflect a reverse stock split for Classes IA and IB shares effective November 22, 2002.

(6)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(7)  Total return without the inclusion of the Payment from Affiliate, as noted on the Statement of Operations, can be found on page 102.

(8)  Per share amounts have been calculated using average shares outstanding method.

Hartford HLS Funds

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

Fund	For the year ended December 31, 2006 Class IA	For the year ended December 31, 2005 Class IA	For the year ended December 31, 2004 Class IA
Hartford Advisers HLS Fund	0.62%	0.64%	0.66%
Hartford Disciplined Equity HLS Fund	0.71%	0.72%	0.74%
Hartford Dividend and Growth HLS Fund	0.66%	0.66%	0.67%
Hartford Equity Income HLS Fund	0.74%	0.75%	0.88%
Hartford Focus HLS Fund	0.83%	0.89%	0.86%
Hartford Global Advisers HLS Fund	0.80%	0.77%	0.78%
Hartford Global Leaders HLS Fund	0.74%	0.68%	0.68%
Hartford Growth HLS Fund	0.82%	0.82%	0.83%
Hartford Growth Opportunities HLS Fund	0.63%	0.58%	0.57%
Hartford High Yield HLS Fund	0.72%	0.76%	0.77%
Hartford Index HLS Fund	0.33%	0.42%	0.44%
Hartford International Capital Appreciation HLS Fund	0.85%	0.86%	0.89%
Hartford International Opportunities HLS Fund	0.73%	0.74%	0.74%
Hartford International Small Company HLS Fund	0.92%	0.97%	1.01%
Hartford LargeCap Growth HLS Fund	0.78%	0.81%	0.90%
Hartford MidCap Growth HLS Fund	0.78%	0.81%	0.94%
Hartford Money Market HLS Fund	0.48%	0.49%	0.48%
Hartford Mortgage Securities HLS Fund	0.49%	0.49%	0.49%
Hartford SmallCap Growth HLS Fund	0.62%	0.62%	0.63%
Hartford Small Company HLS Fund	0.70%	0.71%	0.70%
Hartford Stock HLS Fund	0.47%	0.48%	0.48%
Hartford Total Return Bond HLS Fund	0.49%	0.50%	0.50%
Hartford U.S Government Securities HLS Fund	0.48%	0.47%	0.47%
Hartford Value HLS Fund	0.84%	0.85%	0.85%
Hartford Value Opportunities HLS Fund	0.64%	0.64%	0.66%

Hartford HLS Funds

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total returns for the periods listed below would have been as follow:

	For the year ended December 31, 2006 Impact from Payment from Affiliate for SEC Settlment	For the year ended December 31, 2006 Impact from Payment from (to) Affiliate for Unrestricted Transfers	For the year ended December 31, 2006 Total Return Excluding Payments from (to) Affiliate
Fund	Class IA	Class IA	Class IA
Hartford Advisers HLS Fund	0.09%	0.00%	10.61%
Hartford Disciplined Equity HLS Fund	0.03%	0.01%	12.41%
Hartford Dividend and Growth HLS Fund	0.06%	0.01%	20.29%
Hartford Focus HLS Fund	0.14%	—%	9.58%
Hartford Global Advisers HLS Fund	0.17%	—%	8.67%
Hartford Global Leaders HLS Fund	0.31%	—%	13.83%
Hartford Growth HLS Fund	0.01%	0.04%	4.56%
Hartford Growth Opportunities HLS Fund	0.07%	0.02%	11.96%
Hartford High Yield HLS Fund	—%	0.02%	11.15%
Hartford Index HLS Fund	—%	0.01%	15.45%
Hartford International Capital Appreciation HLS Fund	—%	—%	24.08%
Hartford International Opportunities HLS Fund	0.02%	—%	24.44%
Hartford International Small Company HLS Fund	0.01%	—%	29.33%
Hartford Small Company HLS Fund	0.14%	—%	14.29%
Hartford SmallCap Growth HLS Fund	0.01%	(0.03)%	6.88%
Hartford Stock HLS Fund	0.11%	0.01%	14.53%
Hartford Total Return Bond HLS Fund	—%	—%	4.80%
Hartford Value HLS Fund	0.01%	—%	21.81%
Hartford Value Opportunities HLS Fund	0.01%	0.04%	18.97%

Hartford HLS Funds

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semiannual Report to Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Numbers:

Hartford Series Fund, Inc.  811-08629
Hartford HLS Series Fund II, Inc.  811-04615

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Hartford Money Market HLS Fund

Class IA Shares

Prospectus

May 1, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

Hartford Money Market HLS Fund

INTRODUCTION

The Hartford Money Market HLS Fund (the "fund") may serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. The fund may also serve as an underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. The fund is a part of Hartford HLS Funds (the "Hartford HLS Funds"), which is a family of mutual funds. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. The fund described in this prospectus has its own investment strategy and risk/reward profile.

The fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

The fund is a diversified fund and an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HL Advisors and Hartford Investment Management is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a Retail Fund that has a name and investment objectives and strategies similar to those of the fund. The fund is not a duplicate of this Retail Fund and their performance will differ.

HARTFORD SERIES FUND, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUND WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

Hartford Money Market HLS Fund
2

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

Hartford Money Market HLS Fund
3

HARTFORD MONEY MARKET HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 1.57% (4th quarter, 2000) and the lowest quarterly return was 0.16% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.69%	2.12%	3.59%
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)	4.67%	2.34%	3.60%

Index: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

Hartford Money Market HLS Fund
4

HARTFORD MONEY MARKET HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses[1]	0.48%

1  Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.43%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$49
Year 3	$154
Year 5	$269
Year 10	$604

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Robert Crusha

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2002

•  Joined Hartford Investment Management in 1993

•  Investment professional involved in trading and portfolio management since 1995

Adam Tonkinson

•  Assistant Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2007 and Assistant portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 2001

•  Investment professional involved in securities analysis since 2001 and securities trading since 2002

•  Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford Money Market HLS Fund
5

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect the fund's performance. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to debt securities, in which the fund may invest as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in the fund entails special additional risks.

Foreign Investments

The fund may invest in securities of foreign issuers or loans of foreign borrowers as part of its principal investment strategy.

Investments in the securities of foreign issuers or loans of foreign borrowers involve significant risks that are not typically associated with investing in securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Other Investment Companies

The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a

Hartford Money Market HLS Fund
6

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About the Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Terms Used in this Prospectus

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Additional Investment Strategies and Risks

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The fund will disclose its complete month-end portfolio holdings on the fund's website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The fund also will disclose on the fund's website no earlier than 15 days after the end of each month the five issuers that together constitute the largest portion of the fund's assets. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available (i) in the fund's SAI; and (ii) on the fund's website.

Hartford Money Market HLS Fund
7

MANAGEMENT OF THE FUND

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for the management of the fund and supervises the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The fund relies on an exemptive order from the SEC under which it uses a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-adviser and recommend its hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the fund. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the fund's adviser and/or sub-adviser could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Adviser

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Soft Dollar Practices

The sub-adviser is responsible for the day-to-day portfolio management activities of the fund, including effecting securities transactions. To the extent

Hartford Money Market HLS Fund
8

MANAGEMENT OF THE FUND

consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-adviser may obtain "soft dollar" benefits in connection with the execution of transactions for the fund. The sub-adviser may cause the fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-adviser receives these products and services. These products and services may be of value to the sub-adviser in advising its clients (including the fund), although not all of these products and services are necessarily useful and of value in managing the fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

The fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

Money Market HLS Fund1

Average Daily Net Assets	Annual Rate
First $2 Billion	0.450%
Next $3 Billion	0.400%
Next $5 Billion	0.380%
Amount over $10 Billion	0.370%

1  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

For the year ended December 31, 2006, the fund paid management and administration fees to HL Advisors and Hartford Life, respectively. For the year ended December 31, 2006, the investment management and administration fee paid by the fund in the aggregate was 0.45%.

A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreement of the fund is currently available in the fund's annual report to shareholders covering the period ending December 31, 2006.

Hartford Money Market HLS Fund
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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund may also offer its shares to certain qualified retirement plans (the "Plans").

The fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. The two classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based

Hartford Money Market HLS Fund
10

FURTHER INFORMATION ON THE FUND

on a number of factors described below. This Servicing Compensation is not paid by you.

Servicing Compensation is generally based on average net assets of the fund attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for the fund is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund's investments are valued at amortized cost, which approximates market value.

Dividends and Distributions

The fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund's shareholder can disrupt the management of the fund, negatively affect the Hartford HLS Fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a Hartford HLS Fund's portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

Hartford Money Market HLS Fund
11

FURTHER INFORMATION ON THE FUND

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the Hartford HLS Funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the Hartford HLS Funds. In all cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which limits the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the Hartford HLS Funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds prevent the Hartford HLS Funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the Hartford HLS Funds. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the Hartford HLS Funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The Hartford HLS Funds' policy is to discourage investors from trading in a Hartford HLS Fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the Hartford HLS Funds' policy to require the Hartford HLS Funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that Hartford HLS Fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The Hartford HLS Funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or

Hartford Money Market HLS Fund
12

FURTHER INFORMATION ON THE FUND

restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the Hartford HLS Funds offer no more than one of the Hartford HLS Funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the Hartford HLS Funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the Hartford HLS Funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the Hartford HLS Funds will be better able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the Hartford HLS Funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds' defenses against harmful excessive trading in fund shares. For additional information concerning the Hartford HLS Funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in this prospectus and in the prospectus for all of the Hartford HLS Funds.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to the fund, an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis with the other Hartford HLS Funds that are investment portfolios of Hartford Series Fund, Inc. for such corporate entity except as to matters where the interests of Hartford HLS Funds

Hartford Money Market HLS Fund
13

FURTHER INFORMATION ON THE FUND

differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund may also advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

Hartford Money Market HLS Fund
14

FINANCIAL HIGHLIGHTS

The financial highlights table for the fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(1) —											— Ratios and Supplememental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(2)	Ratio of Expenses to Average Net Assets After Waivers(2)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(3)
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IA	1.00	0.05	—	—	0.05	(0.05)	—	—	(0.05)	—	1.00	4.69	1,558,433	0.48	0.48	4.63	—
For the Year Ended December 31, 2005
Class IA .	1.00	0.03	—	—	0.03	(0.03)	—	—	(0.03)	—	1.00	2.84	1,353,836	0.49	0.49	2.79	—
For the Year Ended December 31, 2004
Class IA	1.00	—	—	—	—	—	—	—	—	—	1.00	0.94	1,294,525	0.48	0.48	0.93	—
For the Year Ended December 31, 2003
Class IA	1.00	0.01	—	—	0.01	(0.01)	—	—	(0.01)	—	1.00	0.75	1,609,439	0.49	0.49	0.75	—
For the Year Ended December 31, 2002
Class IA	1.00	0.01	—	—	0.01	(0.01)	—	—	(0.01)	—	1.00	1.47	2,319,456	0.49	0.49	1.43	—

(1)  Information presented relates to a share of capital stock outstanding for the indicated period.

(2)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 16.

(3)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Hartford Money Market HLS Fund
15

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

	For the year ended December 31, 2006 Class IA	For the year ended December 31, 2005 Class IA	For the year ended December 31, 2004 Class IA
Hartford Money Market HLS Fund	0.48%	0.49%	0.48%

Hartford Money Market HLS Fund
16

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford Money Market HLS Fund:

Annual/Semiannual Report to Shareholders

Additional information about the fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the fund.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The fund makes available this prospectus, its SAI and annual/semiannual reports free of charge, on the fund's website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Numbers:

Hartford Series Fund, Inc.  811-08629

Hartford Money Market HLS Fund

Class IB Shares

Prospectus

May 1, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

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Hartford Money Market HLS Fund

INTRODUCTION

The Hartford Money Market HLS Fund (the "fund") may serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies. The fund is a part of Hartford HLS Funds (the "Hartford HLS Funds"), which is a family of mutual funds. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. The fund described in this prospectus has its own investment strategy and risk/reward profile.
The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

The fund is a diversified fund and an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction. Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HL Advisors and Hartford Investment Management is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a Retail Fund that has a name and investment objectives and strategies similar to those of the fund. The fund is not a duplicate of this Retail Fund and their performance will differ.

HARTFORD SERIES FUND, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUND WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

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HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

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HARTFORD MONEY MARKET HLS FUND

PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on June 30, 1980, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year1

During the periods shown in the bar chart, the highest quarterly return was 1.52% (4th quarter, 2000) and the lowest quarterly return was 0.09% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IB1	4.43%	1.87%	3.36%
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)	4.67%	2.34%	3.60%

1  Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

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HARTFORD MONEY MARKET HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Total operating expenses[1]	0.73%

1  Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.68%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$75
Year 3	$233
Year 5	$406
Year 10	$906

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Robert Crusha

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2002

•  Joined Hartford Investment Management in 1993

•  Investment professional involved in trading and portfolio management since 1995

Adam Tonkinson

•  Assistant Vice President of Hartford Investment Management

•  Portfolio manager of the fund since March 2007 and Assistant portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 2001

•  Investment professional involved in securities analysis since 2001 and securities trading since 2002

•  Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect the fund's performance. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to debt securities, in which the fund may invest as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in the fund entails special additional risks.

Foreign Investments

The fund may invest in securities of foreign issuers or loans of foreign borrowers as part of its principal investment strategy.

Investments in the securities of foreign issuers or loans of foreign borrowers involve significant risks that are not typically associated with investing in securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Other Investment Companies

The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About the Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Terms Used in this Prospectus

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Additional Investment Strategies and Risks

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The fund will disclose its complete month-end portfolio holdings on the fund's website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The fund also will disclose on the fund's website no earlier than 15 days after the end of each month (i) the five issuers that together constitute the largest portion of the fund's assets. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available (i) in the fund's SAI; and (ii) on the fund's website.

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MANAGEMENT OF THE FUND

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for the management of the fund and supervises the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The fund relies on an exemptive order from the SEC under which it uses a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-adviser and recommend its hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the fund. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the fund's adviser and/or sub-adviser could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Adviser

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Soft Dollar Practices

The sub-adviser is responsible for the day-to-day portfolio management activities of the fund, including

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MANAGEMENT OF THE FUND

effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-adviser may obtain "soft dollar" benefits in connection with the execution of transactions for the fund. The sub-adviser may cause the fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-adviser receives these products and services. These products and services may be of value to the sub-adviser in advising its clients (including the fund), although not all of these products and services are necessarily useful and of value in managing the fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

The fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

Money Market HLS Fund1

Average Daily Net Assets	Annual Rate
First $2 Billion	0.450%
Next $3 Billion	0.400%
Next $5 Billion	0.380%
Amount over $10 Billion	0.370%

1  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

For the year ended December 31, 2006, the fund paid management and administration fees to HL Advisors and Hartford Life, respectively. For the year ended December 31, 2006, the investment management and administration fee paid by the fund in aggregate was 0.45%.

A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreement of the fund is currently available in the fund's annual report to shareholders covering the period ending December 31, 2006.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund may also offer its shares to certain qualified retirement plans (the "Plans").

The fund offers two different classes of shares: Class IA and Class IB. Class IB shares are offered in this prospectus and Class IA shares offered pursuant to another prospectus. The two classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing

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FURTHER INFORMATION ON THE FUND

Compensation") based on a number of factors described below. This Servicing Compensation is not paid by you.

Servicing Compensation is generally based on average net assets of the fund attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of the fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of the fund; (d) expenses relating to

Hartford Money Market HLS Fund
11

FURTHER INFORMATION ON THE FUND

the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of the fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of the fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the fund's board of directors, including at least a majority of directors who are not interested persons of the fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of the fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the fund's shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for the fund is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund's investments are valued at amortized cost, which approximates market value.

Dividends and Distributions

The fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund's shareholder can disrupt the management of the fund, negatively affect the Hartford HLS Fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a Hartford HLS Fund's portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the

Hartford Money Market HLS Fund
12

FURTHER INFORMATION ON THE FUND

exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the Hartford HLS Funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the Hartford HLS Funds. In all cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which limits the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the Hartford HLS Funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds prevent the Hartford HLS Funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the Hartford HLS Funds. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the Hartford HLS Funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The Hartford HLS Funds' policy is to discourage investors from trading in a Hartford HLS Fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the Hartford HLS Funds' policy to require the Hartford HLS Funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that Hartford HLS Fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The Hartford HLS Funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on

Hartford Money Market HLS Fund
13

FURTHER INFORMATION ON THE FUND

an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the Hartford HLS Funds offer no more than one of the Hartford HLS Funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the Hartford HLS Funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the Hartford HLS Funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the Hartford HLS Funds will be better able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the Hartford HLS Funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds' defenses against harmful excessive trading in fund shares. For additional information concerning the Hartford HLS Funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in this prospectus and in the prospectus for all of the Hartford HLS Funds.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to the fund, an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis with the other Hartford HLS Funds that are investment portfolios of Hartford Series Fund, Inc. for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the

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14

FURTHER INFORMATION ON THE FUND

fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund may also advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

Hartford Money Market HLS Fund
15

FINANCIAL HIGHLIGHTS

The financial highlights table for the fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(1) —
	Value at Beginning of Period	Net Asset Net Investment Income (Loss)	Payment from Affiliate	Net Realized Unrealized Gain (Loss) on Investments	and Total from Investment Operations	Dividends from Net Investment Income	from Realized Capital Gains	Distributions Tax Return of Capital	Total Distributions	Increase (Decrease) in Net Asset Value	Net Net Asset Value at End of Period
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IB	1.00	0.04	—	—	0.04	(0.04)	—	—	(0.04)	—	1.00
For the Year Ended December 31, 2005
Class IB	1.00	0.03	—	—	0.03	(0.03)	—	—	(0.03)	—	1.00
For the Year Ended December 31, 2004
Class IB	1.00	—	—	—	—	—	—	—	—	—	1.00
For the Year Ended December 31, 2003
Class IB	1.00	—	—	—	—	—	—	—	—	—	1.00
For the Year Ended December 31, 2002
Class IB	1.00	0.01	—	—	0.01	(0.01)	—	—	(0.01)	—	1.00

	— Ratios and Supplemental Data —
	Total Return	Net Assets at End of Period	Ratio of to Average Net Assets Before Waivers(2)	Ratio of Expenses to Average Net Assets After Waivers(2)	Ratio of Expenses Investment Income to Average Net Assets	Net Portfolio Turnover Rate(3)
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IB	4.43	319,926	0.73	0.73	4.38	—
For the Year Ended December 31, 2005
Class IB	2.58	264,040	0.75	0.75	2.54	—
For the Year Ended December 31, 2004
Class IB	0.69	252,808	0.73	0.73	0.68	—
For the Year Ended December 31, 2003
Class IB	0.50	240,930	0.74	0.74	0.50	—
For the Year Ended December 31, 2002
Class IB	1.24	261,914	0.74	0.72	1.20	—

(1)  Information presented relates to a share of capital stock outstanding for the indicated period.

(2)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 17.

(3)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Hartford Money Market HLS Fund
16

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

	For the year ended December 31, 2006 Class IB	For the year ended December 31, 2005 Class IB	For the year ended December 31, 2004 Class IB
Hartford Money Market HLS Fund	0.73%	0.74%	0.73%

Hartford Money Market HLS Fund
17

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford Money Market HLS Fund:

Annual/Semiannual Report to Shareholders

Additional information about the fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the fund.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The fund makes available this prospectus, its SAI and annual/semiannual reports free of charge, on the fund's website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Numbers:

Hartford Series Fund, Inc.  811-08629

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Hartford Index HLS Fund

Class IA Shares

Prospectus

May 1, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford Index HLS Fund
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

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Hartford HLS Funds

INTRODUCTION

The Hartford Index HLS Fund (the "fund") may serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies. The fund is part of Hartford HLS Funds (the "Hartford HLS Funds"), which is a family of mutual funds. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the fund as one of the investment options offered in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund as an investment option under their plan.

The fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

The fund is a diversified fund and an investment portfolio of Harford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser, Hartford Investment Mangement Company ("Hartford Investment Management"). Information regarding HL Advisors and Hartford Investment Management is included under "Management of the Fund" in this prospectus.

HARTFORD SERIES FUND, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

Hartford HLS Funds
2

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the fund's sub-adviser, Hartford Investment Management, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")1 chooses the stocks to be included in the Index on a proprietary basis. The Index is float adjusted, meaning that each company's number of shares in the Index represents the total shares available to investors. This index methodology excludes significant share positions that are closely held by other publicly traded companies, control groups, or government agencies. The weightings of stocks in the Index are based on each stock's relative market value available in the public market, that is, its market price per share times the number of shares outstanding times its investable weight factor. Because of this weighting, as of December 31, 2006, approximately 45 percent of the Index was composed of the forty largest companies, the five largest being Exxon Mobile Corporation, General Electric Company, Microsoft Corporation, Citigroup, Inc., and Bank of America Corporation.

Hartford Investment Management does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

1  "Standard & Poor's"®, "S&P"®, "S&P 500"®, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Hartford HLS Funds
3

HARTFORD INDEX HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.17% (4th quarter, 1998) and the lowest quarterly return was –17.30% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	15.46%	5.77%	7.95%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds
4

HARTFORD INDEX HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses[1]	0.34%

1  Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$35
Year 3	$109
Year 5	$191
Year 10	$431

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Deane Gyllenhaal

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since November 2006

•  Joined Hartford Investment Management in September 2006

•  Investment professional involved in portfolio management, research and product development since 1990

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
5

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect the fund's performance. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). The fund may invest in equity securities as part of its principal investment strategy. As described below, an investment in the fund entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

The fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

Foreign Investments

The fund may invest in securities of foreign issuers or loans of foreign borrowers, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers and loans of foreign borrowers involve significant risks that are not typically associated with investing in securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The fund may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

The fund may hold securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About the Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for the fund, and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Additional Investment Strategies and Risks

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The fund will disclose its complete month-end portfolio holdings on the fund's website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The fund also will disclose on the fund's website no earlier than 15 days after the end of each month its largest ten holdings. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available (i) in the fund's SAI; and (ii) on the fund's website.

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MANAGEMENT OF THE FUND

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for the management of the fund and supervises the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The fund relies on an exemptive order from the SEC under which it uses a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-adviser and recommend its hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the fund. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the fund's adviser and/or sub-adviser could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Adviser

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Soft Dollar Practices

The sub-adviser is responsible for the day-to-day portfolio management activities of the fund, including effecting securities transactions. To the extent

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MANAGEMENT OF THE FUND

consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-adviser may obtain "soft dollar" benefits in connection with the execution of transactions for the fund. The sub-adviser may cause the fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fee is reduced because the sub-adviser receives these products and services. These products and services may be of value to the sub-adviser in advising its clients (including the fund), although not all of these products and services are necessarily useful and of value in managing the fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

The fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

Index HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.300%
Next $3 Billion	0.200%
Next $5 Billion	0.180%
Amount over $10 Billion	0.170%

For the year ended December 31, 2006, the fund paid management and administration fees to HL Advisors and Hartford Life, respectively. For the year ended December 31, 2006, the investment management and administration fee paid by the fund in the aggregate was 0.38%.

A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of the fund is currently available in the fund's annual report to shareholders covering the period ending December 31, 2006.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund may also offer its shares to certain qualified retirement plans (the "Plans").

The fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. The two classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the fund on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based

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FURTHER INFORMATION ON THE FUND

on a number of factors described below. This Servicing Compensation is not paid by you.

Servicing Compensation is generally based on average net assets of the fund attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for the fund is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The fund generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which the fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, the fund uses a fair value pricing service approved by the fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of the fund's shares is determined only on business days of the fund, the value of the portfolio securities of the fund may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the fund may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

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FURTHER INFORMATION ON THE FUND

Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the fund's Board of Directors. Generally, the fund may use fair valuation in regards to debt securities when the fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Securities of foreign issuers are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund's shareholder can disrupt the management of the fund, negatively affect the Hartford HLS Fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a Hartford HLS Fund's portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the Hartford HLS Funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the Hartford HLS Funds. In all cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which limits the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the Hartford HLS Funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds prevent the Hartford HLS Funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently

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FURTHER INFORMATION ON THE FUND

been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the Hartford HLS Funds. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the Hartford HLS Funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The Hartford HLS Funds' policy is to discourage investors from trading in a Hartford HLS Fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the Hartford HLS Funds' policy to require the Hartford HLS Funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that Hartford HLS Fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The Hartford HLS Funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the Hartford HLS Funds offer no more than one of the Hartford HLS Funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the Hartford HLS Funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the Hartford HLS Funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the Hartford HLS Funds will be better

Hartford HLS Funds
14

FURTHER INFORMATION ON THE FUND

able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the Hartford HLS Funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds' defenses against harmful excessive trading in fund shares. For additional information concerning the Hartford HLS Funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in this prospectus and in the prospectus for all of the Hartford HLS Funds.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to the fund, an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis with the other Hartford HLS Funds that are invesment portfolios of Hartford Series Fund, Inc. for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the

Hartford HLS Funds
15

FURTHER INFORMATION ON THE FUND

fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

Hartford HLS Funds
16

FINANCIAL HIGHLIGHTS

The financial highlights table for the fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(2) —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford Index HLS Fund
For the Year Ended December 31, 2006
Class IA	$31.97		$0.56		$—	$4.05		$4.61	$(0.56)		$(3.66)		$—	$(4.22)	$0.39	$32.36
For the Year Ended December 31, 2005
Class IA	32.17		0.51		—	0.90		1.41	(0.61)		(1.00)		—	(1.61)	(0.20)	31.97
For the Year Ended December 31, 2004
Class IA	29.60		0.50		—	2.56		3.06	(0.39)		(0.10)		—	(0.49)	2.57	32.17
For the Year Ended December 31, 2003
Class IA	23.46		0.36		—	6.23		6.59	(0.37)		(0.08)		—	(0.45)	6.14	29.60
For the Year Ended December 31, 2002
Class IA	31.81	(3)	0.32	(3)	—	(8.29	)(3)	(7.97)	(0.28	)(3)	(0.10	)(3)	—	(0.38)	(8.35)	23.46	(3)

	— Ratios and Supplememental Data —
	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Index HLS Fund
For the Year Ended December 31, 2006
Class IA	15.46	%(5)	$1,598,176	0.42%	0.33%	1.60%	4%
For the Year Ended December 31, 2005
Class IA	4.50		1,701,424	0.42	0.42	1.46	5
For the Year Ended December 31, 2004
Class IA	10.39		1,973,470	0.44	0.44	1.60	5
For the Year Ended December 31, 2003
Class IA	28.13		1,934,490	0.44	0.44	1.40	3
For the Year Ended December 31, 2002
Class IA	(22.45)		1,553,260	0.44	0.44	1.18	15

(1)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 18.

(2)  Information presented relates to a share of capital stock outstanding for the indicated period.

(3)  Per shares amounts have been restated to reflect a reverse stock split for Classes IA and IB shares effective November 22, 2002.

(4)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)  Total return without the inclusion of the Payment from Affiliate, as noted on the Statement of Operations, can be found on page 19.

Hartford HLS Funds
17

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

	For the year ended December 31, 2006 Class IA	For the year ended December 31, 2005 Class IA	For the year ended December 31, 2004 Class IA
Hartford Index HLS Fund	0.33%	0.42%	0.44%

Hartford HLS Funds
18

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total returns for the periods listed below would have been as follow:

	For the year ended December 31, 2006 Impact from Payment from Affiliate for SEC Settlment Class IA	For the year ended December 31, 2006 Impact from Payment from (to) Affiliate for Unrestricted Transfers Class IA	For the year ended December 31, 2006 Total Return Excluding Payments from (to) Affiliate Class IA
Hartford Index HLS Fund	—%	0.01%	15.45%

Hartford HLS Funds
19

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford Index HLS Fund:

Annual/Semiannual Report to Shareholders

Additional information about the fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the fund.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The fund makes available this prospectus, its SAI and annual/semiannual reports free of charge, on the fund's website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

HARTFORD HLS FUNDS

CLASS IA SHARES

PROSPECTUS
MAY 1, 2007

HARTFORD GLOBAL LEADERS HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD MONEY MARKET HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[This page is intentionally left blank]

Hartford HLS Funds

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Prior to May 1, 2002, Growth Opportunities HLS Fund offered only one class of shares which were re-designated as Class IA shares on April 30, 2002.

Growth Opportunities HLS Fund is an investment portfolio of Hartford HLS Series Fund II, Inc. Global Leaders HLS Fund and Money Market HLS Fund are investment portfolios of Hartford Series Fund, Inc.

Each fund is a diversified fund.

Information on each fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Hartford HLS Funds
2

HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $294 million to $447 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
3

HARTFORD GLOBAL LEADERS HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 32.82% (4th quarter, 1999) and the lowest quarterly return was –20.03% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (September 30, 1998)
Class IA	14.14%	8.78%	10.86%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	15.48%	7.80%	4.58%

Index: The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

Hartford HLS Funds
4

HARTFORD GLOBAL LEADERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total operating expenses	0.76%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$78
Year 3	$243
Year 5	$422
Year 10	$942

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew S. Offit, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (1998)

•  Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001

•  Joined Wellington Management as an investment professional in 2001

Matthew D. Hudson, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager and Analyst at American Century Investment Management (2000-2005)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
5

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
6

HARTFORD GROWTH OPPORTUNITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 44.29% (4th quarter, 1999) and the lowest quarterly return was –23.35% (1st quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	12.05%	9.70%	10.22%
Russell 3000 Growth Index (reflects no deduction for fees or expenses)	9.46%	3.02%	5.34%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Index: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

Hartford HLS Funds
7

HARTFORD GROWTH OPPORTUNITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.65%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$66
Year 3	$208
Year 5	$362
Year 10	$810

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Michael T. Carmen, CFA, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2001

•  Joined Wellington Management as an investment professional in 1999

Mario E. Abularach, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past five years

•  Joined Wellington Management as an investment professional in 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
8

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

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HARTFORD MONEY MARKET HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 1.57% (4th quarter, 2000) and the lowest quarterly return was 0.16% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.69%	2.12%	3.59%
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)	4.67%	2.34%	3.60%

Index: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

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HARTFORD MONEY MARKET HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses[1]	0.48%

1  Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.43%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$49
Year 3	$154
Year 5	$269
Year 10	$604

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Robert Crusha

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2002

•  Joined Hartford Investment Management in 1993

•  Investment professional involved in trading and portfolio management since 1995

Adam Tonkinson

•  Assistant Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2007 and Assistant portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 2001

•  Investment professional involved in securities analysis since 2001 and securities trading since 2002

•  Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds, except for Money Market HLS Fund, may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Money Market HLS Fund may invest in debt securities as part of its principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, each of Global Leaders HLS Fund and Growth Opportunities HLS Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

Although not as a principal investment strategy, Global Leaders HLS Fund and Growth Opportunities HLS Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

Foreign Investments

Global Leaders HLS Fund and Growth Opportunities HLS Fund may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. Money Market HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and loans, as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

Global Leaders HLS Fund and Growth Opportunities HLS Fund may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Growth Opportunities HLS Fund may invest in securities of small capitalization companies as part of its principal investment strategy. Global Leaders HLS Fund may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect

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13

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About Each Fund's Investment Goal

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

Global Leaders HLS Fund and Growth Opportunities HLS Fund may have relatively high portfolio turnover. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

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14

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the five issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

Hartford HLS Funds
15

MANAGEMENT OF THE FUNDS

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the SEC under which they use a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Advisers

Money Market HLS Fund. Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to Money Market HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Global Leaders HLS Fund and Growth Opportunities HLS Fund. Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, is the sub-adviser to Global Leaders HLS Fund, and Growth Opportunities HLS

Hartford HLS Funds
16

MANAGEMENT OF THE FUNDS

Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

Growth Opportunities HLS Fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. Global Leaders HLS Fund and Money Market HLS Fund each pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

Global Leaders HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Amount over $1 Billion	0.625%

Growth Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $100 Million	0.700%
Amount over $100 Million	0.600%

Money Market HLS Fund1

Average Daily Net Assets	Annual Rate
First $2 Billion	0.450%
Next $3 Billion	0.400%
Next $5 Billion	0.380%
Amount over $10 Billion	0.370%

1  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

For the year ended December 31, 2006, Growth Opportunities HLS Fund paid management fees to HL Advisors. Global Leaders HLS Fund and Money Market HLS Fund each paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below).

These fees, expressed as a percentage of net assets, were as follows:

Fund Name	Annual Rate
Global Leaders HLS Fund	0.70%
Growth Opportunities HLS Fund	0.61%
Money Market HLS Fund	0.45%

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' annual report to shareholders covering the period ending December 31, 2006.

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17

FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer their shares to certain qualified retirement plans (the "Plans").

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each fund, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the funds have the right to pay the redemption price of shares of the funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the funds on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below. This Servicing Compensation is not paid by you.

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FURTHER INFORMATION ON THE FUNDS

Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for Money Market HLS Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations

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FURTHER INFORMATION ON THE FUNDS

furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Money Market HLS Fund's investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds. In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. Further, many of the existing plan documents and agreements with third-party

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FURTHER INFORMATION ON THE FUNDS

administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds' policy to require the funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds will be better able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if

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FURTHER INFORMATION ON THE FUNDS

the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's

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FURTHER INFORMATION ON THE FUNDS

return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

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23

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(2) —

	Net Asset Value at Beginning of Period		Net Investment Income (Loss)	Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Tax Return of Capital	Total Distributions
Hartford Global Leaders HLS Fund
For the Year Ended December 31, 2006
Class IA	$18.74		$0.10	$0.05	$2.48		$2.63	$(0.16)		$(1.12)	$—	$(1.28)
For the Year Ended December 31, 2005
Class IA	18.41		0.14	—	0.33		0.47	(0.14)		—	—	(0.14)
For the Year Ended December 31, 2004
Class IA	15.53		0.12	—	2.85		2.97	(0.09)		—	—	(0.09)
For the Year Ended December 31, 2003
Class IA	11.50		0.07	—	4.02		4.09	(0.06)		—	—	(0.06)
For the Year Ended December 31, 2002
Class IA	14.43	(3)	0.13 (3)	—	(2.95	)(3)	(2.82)	(0.11	)(3)	— (3)	—	(0.11)
Hartford Growth Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	30.07		0.22	0.03	3.27		3.52	(0.24)		(3.22)	—	(3.46)
For the Year Ended December 31, 2005
Class IA	27.63		0.09	0.03	4.36		4.48	(0.06)		(1.98)	—	(2.04)
For the Year Ended December 31, 2004
Class IA	23.57		0.05	—	4.01		4.06	—		—	—	—
For the Year Ended December 31, 2003
Class IA	16.40		(0.01)	—	7.18		7.17	—		—	—	—
For the Year Ended December 31, 2002
Class IA	22.66		(0.03)	—	(6.23)		(6.26)	—		—	—	—
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IA	1.00		0.05	—	—		0.05	(0.05)		—	—	(0.05)
For the Year Ended December 31, 2005
Class IA .	1.00		0.03	—	—		0.03	(0.03)		—	—	(0.03)
For the Year Ended December 31, 2004
Class IA	1.00		—	—	—		—	—		—	—	—
For the Year Ended December 31, 2003
Class IA	1.00		0.01	—	—		0.01	(0.01)		—	—	(0.01)
For the Year Ended December 31, 2002
Class IA	1.00		0.01	—	—		0.01	(0.01)		—	—	(0.01)

	— Ratios and Supplememental Data —

	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period		Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Global Leaders HLS Fund
For the Year Ended December 31, 2006
Class IA	$1.35	$20.09		14.14	%(5)	$942,258	0.76%	0.76%	0.48%	116%
For the Year Ended December 31, 2005
Class IA	0.33	18.74		2.59		935,539	0.77	0.77	0.74	262
For the Year Ended December 31, 2004
Class IA	2.88	18.41		19.19		1,004,850	0.78	0.78	0.83	255
For the Year Ended December 31, 2003
Class IA	4.03	15.53		35.57		728,049	0.80	0.80	0.54	292
For the Year Ended December 31, 2002
Class IA	(2.93)	11.50	(3)	(19.51)		544,901	0.81	0.81	1.06	324
Hartford Growth Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	0.06	30.13		12.05	(5)	1,103,590	0.65	0.65	0.71	139
For the Year Ended December 31, 2005
Class IA	2.44	30.07		16.31	(5)	1,012,774	0.64	0.64	0.33	140
For the Year Ended December 31, 2004
Class IA	4.06	27.63		17.18		848,674	0.63	0.63	0.23	137
For the Year Ended December 31, 2003
Class IA	7.17	23.57		43.79		696,900	0.64	0.64	(0.05)	145
For the Year Ended December 31, 2002
Class IA	(6.26)	16.40		(27.65)		478,045	0.66	0.66	(0.16)	189
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IA	—	1.00		4.69		1,558,433	0.48	0.48	4.63	—
For the Year Ended December 31, 2005
Class IA .	—	1.00		2.84		1,353,836	0.49	0.49	2.79	—
For the Year Ended December 31, 2004
Class IA	—	1.00		0.94		1,294,525	0.48	0.48	0.93	—
For the Year Ended December 31, 2003
Class IA	—	1.00		0.75		1,609,439	0.49	0.49	0.75	—
For the Year Ended December 31, 2002
Class IA	—	1.00		1.47		2,319,456	0.49	0.49	1.43	—

(1)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 25.

(2)  Information presented relates to a share of capital stock outstanding for the indicated period.

(3)  Per shares amounts have been restated to reflect a reverse stock split for Classes IA and IB shares effective November 22, 2002.

(4)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)  Total return without the inclusion of the Payment from Affiliate, as noted on the Statement of Operations, can be found on page 26.

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FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

Fund	For the year ended December 31, 2006 Class IA	For the year ended December 31, 2005 Class IA	For the year ended December 31, 2004 Class IA
Hartford Global Leaders HLS Fund	0.74%	0.68%	0.68%
Hartford Growth Opportunities HLS Fund	0.63%	0.58%	0.57%
Hartford Money Market HLS Fund	0.48%	0.49%	0.48%

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PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total returns for the periods listed below would have been as follow:

	For the year ended December 31, 2006 Impact from Payment from Affiliate for SEC Settlment	For the year ended December 31, 2006 Impact from Payment from (to) Affiliate for Unrestricted Transfers	For the year ended December 31, 2006 Total Return Excluding Payments from (to) Affiliate
Fund	Class IA	Class IA	Class IA
Hartford Global Leaders HLS Fund	0.31%	—%	13.83%
Hartford Growth Opportunities HLS Fund	0.07%	0.02%	11.96%

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26

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semiannual Report to Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Numbers:

Hartford Series Fund, Inc.  811-08629
Hartford HLS Series Fund II, Inc.  811-04615

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HARTFORD HLS FUNDS

CLASS IB SHARES

PROSPECTUS
MAY 1, 2007

HARTFORD ADVISERS HLS FUND

HARTFORD CAPITAL APPRECIATION HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD MONEY MARKET HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD STOCK HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense

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Hartford HLS Funds

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

All funds are investment portfolios of Hartford Series Fund, Inc.

Each fund is a diversified fund.

Information on each fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

HARTFORD SERIES FUND, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Hartford HLS Funds
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HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

•  equities,

•  debt securities, and

•  money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents Allocation decisions within these bands are in the discretion of Wellington Management Company, LLP ("Wellington Management") and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies, in Wellington Management's opinion, that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

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HARTFORD ADVISERS HLS FUND

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets among different asset classes in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

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HARTFORD ADVISERS HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 31, 1983, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year1

During the periods shown in the bar chart, the highest quarterly return was 13.85% (2nd quarter, 1997) and the lowest quarterly return was –9.91% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IB1	10.43%	4.44%	7.17%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%
Lehman Brothers Government/ Credit Bond Index (reflects no deduction for fees or expenses)	3.78%	5.17%	6.26%

1  Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in an index.

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HARTFORD ADVISERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total operating expenses	0.89%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$91
Year 3	$284
Year 5	$493
Year 10	$1,096

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the equity portion of the fund since 2005 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the equity portion of the fund since 2005 and for clients of the firm for at least the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

John C. Keogh

•  Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Portfolio manager of the fixed income and money market portion of the fund since 2004 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1983

Christopher L. Gootkind, CFA

•  Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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HARTFORD CAPITAL APPRECIATION HLS FUND

As of January 3, 2005, the fund no longer offers or sells Class IB shares to separate accounts of insurance companies ("Separate Accounts"), except as follows: (1) any Dollar Cost Averaging, InvestEase, Asset Rebalancing Program or other administrative program established on or before February 28, 2005, that includes transfers of Contract Value or allocations to the fund will continue uninterrupted, (2) to certain owners of other investment products offered by The Hartford; and (3) to certain qualified retirement plans.

The fund continues to pay 12b-1 fees pursuant to its Distribution Plan. These fees are paid for ongoing shareholder services in connection with past sales.

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund generally will not invest in securities of issuers with market capitalizations less than $2 billion.

Wellington Management seeks to achieve the Fund's investment goal of seeking growth of capital by employing two separate investment teams. The first team, comprised of Saul Pannell and Frank Catrickes working together, seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

The second team involves multiple portfolio managers who each separately manage a portion of the fund using different investment styles and in combination seek to achieve the fund's investment objective. The portfolio managers who collectively make up this team, and their respective investment styles, are as follows: David Palmer, David Fassnacht and James Mordy (contrarian value) seek to capitalize on market overreaction by identifying stocks with low valuations relative to growth potential; Nicolas Choumenkovitch (concentrated global) invests in companies around the globe across all market capitalizations and styles; Paul Marrkand (diversified growth) invests in leading companies ranked based on growth, valuation and quality; Peter Higgins (all cap opportunities) seeks opportunistic investments across all styles and capitalization ranges; Jeffrey Kripke (select opportunities) focuses on companies growing organically with expanding returns in attractive industries; and Mario Abularach (specialty growth) focuses on companies with improving operating fundamentals as a precursor to accelerating revenue growth and upward earnings revisions.

Although the portfolio managers' investment styles are intended to be complementary, each portfolio manager will make separate, independent investment decisions.

The percentage of the fund managed by any single portfolio manager or team may change without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
7

HARTFORD CAPITAL APPRECIATION HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on April 2, 1984, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year1

During the periods shown in the bar chart, the highest quarterly return was 24.83% (4th quarter, 1998) and the lowest quarterly return was –19.07% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IB1	16.32%	12.68%	13.92%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	15.72%	7.16%	8.64%

1  Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

Hartford HLS Funds
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HARTFORD CAPITAL APPRECIATION HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total operating expenses	0.92%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$94
Year 3	$293
Year 5	$509
Year 10	$1,131

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Team I

Saul J. Pannell, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 1991

•  Joined Wellington Management as an investment professional in 1974

Frank D. Catrickes, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 1998

•  Joined Wellington Management as an investment professional in 1998

Team II

Mario E. Abularach, CFA (specialty growth)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2001

Nicolas M. Choumenkovitch (concentrated global)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1995

David R. Fassnacht, CFA (contrarian value)

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1991

Peter I. Higgins, CFA (all cap opportunities)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

Jeffrey L. Kripke (select opportunities)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2001

Paul E. Marrkand, CFA (diversified growth)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2005

•  Managing Director of US All/Mid Cap Growth Team from 2003 to 2005 and Senior Portfolio Manager from 1999 to 2003 at Putnam Investments

James N. Mordy (contrarian value)

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1985

David W. Palmer, CFA (contrarian value)

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies within this index ranged from approximately $1 billion to $447 billion. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

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HARTFORD DIVIDEND AND GROWTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on March 9, 1994, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year1

During the periods shown in the bar chart, the highest quarterly return was 16.22% (2nd quarter, 1997) and the lowest quarterly return was –18.80% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IB1	20.06%	9.02%	10.13%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	22.25%	10.86%	11.00%

1  Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

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HARTFORD DIVIDEND AND GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Total operating expenses	0.92%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$94
Year 3	$293
Year 5	$509
Year 10	$1,131

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Edward P. Bousa, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since October 2001, co-manager of the fund from July 2001 through September 2001

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
12

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues. This proprietary research takes into account each company's long-term history as well as our analysts' forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in large and mid capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the MSCI AC World ex US Index. As of December 31, 2006, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $106 million and $272 billion. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

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HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on July 2, 1990, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year1

During the periods shown in the bar chart, the highest quarterly return was 22.11% (4th quarter, 1999) and the lowest quarterly return was –21.76% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IB1	24.15%	12.69%	6.77%
MSCI AC World ex US Index (reflects no deductions for fees or expenses)	27.16%	16.87%	8.59%

1  Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The Morgan Stanley Capital International All Country World ex US ("MSCI AC World ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

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HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.67%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total operating expenses	1.00%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$102
Year 3	$318
Year 5	$552
Year 10	$1,225

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Nicolas M. Choumenkovitch

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio Manager of the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000

•  Joined Wellington Management as an investment professional in 1995

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

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HARTFORD MONEY MARKET HLS FUND

PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on June 30, 1980, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year1

During the periods shown in the bar chart, the highest quarterly return was 1.52% (4th quarter, 2000) and the lowest quarterly return was 0.09% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IB1	4.43%	1.87%	3.36%
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)	4.67%	2.34%	3.60%

1  Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

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HARTFORD MONEY MARKET HLS FUND

SHAREHOLDER FEES	CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Total operating expenses[1]	0.73%

1  Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.68%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$75
Year 3	$233
Year 5	$406
Year 10	$906

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Robert Crusha

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2002

•  Joined Hartford Investment Management in 1993

•  Investment professional involved in trading and portfolio management since 1995

Adam Tonkinson

•  Assistant Vice President of Hartford Investment Management

•  Portfolio manager of the fund since March 2007 and Assistant portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 2001

•  Investment professional involved in securities analysis since 2001 and securities trading since 2002

•  Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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HARTFORD SMALL COMPANY HLS FUND

As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund no longer offers or sells Class IB shares to Plans or to Separate Accounts, except as follows: (1) to Separate Accounts through which group variable annuity contracts or funding agreements are issued to certain qualified retirement plans and certain state or municipal employee benefit plans in connection with such contracts offered or issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (3) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs in which owners of variable annuity contracts enrolled prior to that date, and (4) directly to certain Plans and certain state or municipal employee benefit plans to which shares were offered or issued before August 16, 2004 and that offer the fund as an investment option.

The fund continues to pay 12b-1 fees pursuant to its Distribution Plan. These fees are paid for ongoing shareholder services in connection with past sales.

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2006, this range was between approximately $39 million and $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Hartford Investment Management and Wellington Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•  have potential for above-average earnings growth,

•  are undervalued in relation to their investment potential,

•  have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

•  are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

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HARTFORD SMALL COMPANY HLS FUND

MAIN RISKS.  As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gain.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

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HARTFORD SMALL COMPANY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 9, 1996, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the fund. The effect of IPOs on the fund's performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchases IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.

Class IB total returns by calendar year1

During the periods shown in the bar chart, the highest quarterly return was 35.87% (4th quarter, 1999) and the lowest quarterly return was –23.62% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IB1	14.14%	10.78%	10.34%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	13.35%	6.93%	4.88%

1  Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

YOUR EXPENSES. table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

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HARTFORD SMALL COMPANY HLS FUND

SHAREHOLDER FEES	CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total operating expenses	0.97%

EXAMPLE.  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$99
Year 3	$309
Year 5	$536
Year 10	$1,190

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management

Hugh Whelan

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since April 2007

•  Joined Hartford Investment Management in 2005

•  From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

Wellington Management

Steven C. Angeli, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2000

•  Joined Wellington Management as an investment professional in 1994

Stephen C. Mortimer

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001

Mario E. Abularach, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management's opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

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HARTFORD STOCK HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to the Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year1

During the periods shown in the bar chart, the highest quarterly return was 22.12% (4th quarter, 1998) and the lowest quarterly return was –17.35% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IB1	14.37%	4.38%	7.71%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

1  Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds
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HARTFORD STOCK HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Total operating expenses	0.74%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$76
Year 3	$237
Year 5	$411
Year 10	$918

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2005 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis of the equity portion of the fund since 2005 and for clients of the firm for the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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HARTFORD TOTAL RETURN BOND HLS FUND

INVESTMENT GOAL. The Hartford Total Return Bond HLS Fund seeks competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 70% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management, to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may utilize derivatives to manage portfolio risks or for other investment purposes.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

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HARTFORD TOTAL RETURN BOND HLS FUND

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

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HARTFORD TOTAL RETURN BOND HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index. Although the fund commenced operations on August 31, 1977, it did not offer Class IB shares until April 1, 1998. Therefore, the performance shown below prior to such date reflects the performance of Class IA shares of the fund (this class is not offered in this prospectus) which is restated to reflect the Rule 12b-1 distribution fee of 0.25% that applies to Class IB shares. The performance shown below after such date reflects actual Class IB share performance.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IB total returns by calendar year1

During the periods shown in the bar chart, the highest quarterly return was 4.15% (4th quarter, 2002) and the lowest quarterly return was –2.29% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IB1	4.54%	5.67%	6.48%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	4.33%	5.06%	6.24%

1  Class IB shares commenced on April 1, 1998. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the Rule 12b-1 fee applicable to Class IB shares.

Index: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

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HARTFORD TOTAL RETURN BOND HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.46%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total operating expenses	0.75%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IB
(with or without redemption)
Year 1	$77
Year 3	$240
Year 5	$417
Year 10	$930

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Nasri Toutoungi

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since 2003

•  Joined Hartford Investment Management in 2003

•  Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds, except for Money Market HLS Fund, may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Advisers HLS Fund, Money Market HLS Fund and Total Return Bond HLS Fund may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, each fund (other than Money Market HLS Fund, which invests in high-quality money market securities at all times as its principal investment strategy) may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

Each fund (other than Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for Total Return Bond HLS Fund only.

Foreign Investments

Except as noted below, each fund may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. Money Market HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and loans, as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

Capital Appreciation HLS Fund and International Opportunities HLS Fund may invest in emerging markets as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Small Company HLS Fund may invest in securities of small capitalization companies as part of its principal investment strategy. Each other fund, except Money Market HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About Each Fund's Investment Goal

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The following funds may have relatively high portfolio turnover:

•  International Opportunities HLS Fund

•  Small Company HLS Fund

•  Total Return Bond HLS Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the five issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

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MANAGEMENT OF THE FUNDS

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the SEC under which they use a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Advisers

Money Market HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to Money Market HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is

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MANAGEMENT OF THE FUNDS

principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Advisers HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, International Opportunities HLS Fund and Stock HLS Fund. Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, is the sub-adviser to Advisers HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, International Opportunities HLS Fund and Stock HLS Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Small Company HLS Fund. Hartford Investment Management and Wellington Management are the investment sub-advisers to Small Company HLS Fund.

Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

Advisers HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund, Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund each pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of

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MANAGEMENT OF THE FUNDS

presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

Capital Appreciation HLS Fund, Dividend and Growth HLS Fund and International Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Amount over $1 Billion	0.625%

Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Next $500 Million	0.600%
Amount over $1.5 Billion	0.550%

Advisers HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.680%
Next $250 Million	0.655%
Next $500 Million	0.645%
Amount over $1 Billion	0.595%

Stock HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Amount over $1 Billion	0.450%

Total Return Bond HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Next $4 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

Money Market HLS Fund1

Average Daily Net Assets	Annual Rate
First $2 Billion	0.450%
Next $3 Billion	0.400%
Next $5 Billion	0.380%
Amount over $10 Billion	0.370%

1  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

For the year ended December 31, 2006, Advisers HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, International Opportunities HLS Fund, Money Market HLS Fund, Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund each paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees, expressed as a percentage of net assets, were as follows:

Fund Name	Annual Rate
Advisers HLS Fund	0.60%
Capital Appreciation HLS Fund	0.63%
Dividend and Growth HLS Fund	0.64%
International Opportunities HLS Fund	0.67%
Money Market HLS Fund	0.45%
Small Company HLS Fund	0.69%
Stock HLS Fund	0.46%
Total Return Bond HLS Fund	0.46%

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' annual report to shareholders covering the period ending December 31, 2006.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer their shares to certain qualified retirement plans (the "Plans").

Each fund offers two different classes of shares: Class IA and Class IB. Class IB shares are offered in this prospectus and Class IA shares offered pursuant to another prospectus. For each fund, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the funds have the right to pay the redemption price of shares of the funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the funds on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or

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shareholder processing services ("Servicing Compensation") based on a number of factors described below. This Servicing Compensation is not paid by you.

Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Distribution Plan

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their

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FURTHER INFORMATION ON THE FUNDS

services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a fund; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding fund investment objectives and policies and other information about a fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective fund's board of directors, including at least a majority of directors who are not interested persons of each fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the funds' shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the funds. Because the fees paid by the funds under the Distribution Plan are paid out of each fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for Money Market HLS Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing

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service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Money Market HLS Fund's investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds. In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon

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individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds' policy to require the funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds will be better able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that

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FURTHER INFORMATION ON THE FUNDS

are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

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FURTHER INFORMATION ON THE FUNDS

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(2) —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford Advisers HLS Fund
For the Year Ended December 31, 2006
Class IB	$22.70		$0.51		$0.02	$1.83		$2.36	$(0.51)		$(1.77)		$—	$(2.28)	$0.08	$22.78
For the Year Ended December 31, 2005
Class IB	23.17		0.47		—	1.15		1.62	(0.69)		(1.04)		(0.36)	(2.09)	(0.47)	22.70
For the Year Ended December 31, 2004
Class IB	22.81		0.48		—	0.30		0.78	(0.42)		—		—	(0.42)	0.36	23.17
For the Year Ended December 31, 2003
Class IB	19.72		0.41		—	3.16		3.57	(0.48)		—		—	(0.48)	3.09	22.81
For the Year Ended December 31, 2002
Class IB	23.60	(3)	0.46	(3)	—	(4.10	)(3)	(3.64)	(0.24	)(3)	—	(3)	—	(0.24)	(3.88)	19.72	(3)
Hartford Capital Appreciation HLS Fund
For the Year Ended December 31, 2006
Class IB	52.75		0.36		0.04	7.83		8.23	(0.61)		(7.16)		—	(7.77)	0.46	53.21
For the Year Ended December 31, 2005
Class IB	53.18		0.25		—	7.59		7.84	(0.33)		(7.94)		—	(8.27)	(0.43)	52.75
For the Year Ended December 31, 2004
Class IB	44.76		0.27		—	8.26		8.53	(0.11)		—		—	(0.11)	8.42	53.18
For the Year Ended December 31, 2003
Class IB	31.63		0.19		—	13.10		13.29	(0.16)		—		—	(0.16)	13.13	44.76
For the Year Ended December 31, 2002
Class IB	39.68	(3)	0.12	(3)	—	(8.03	)(3)	(7.91)	(0.14	)(3)	—	(3)	—	(0.14)	(8.05)	31.63	(3)
Hartford Dividend and Growth HLS Fund
For the Year Ended December 31, 2006
Class IB	20.68		0.35		0.01	3.74		4.10	(0.34)		(1.72)		—	(2.06)	2.04	22.72
For the Year Ended December 31, 2005
Class IB	20.76		0.29		—	0.89		1.18	(0.34)		(0.92)		—	(1.26)	(0.08)	20.68
For the Year Ended December 31, 2004
Class IB	18.72		0.27		—	2.00		2.27	(0.23)		—		—	(0.23)	2.04	20.76
For the Year Ended December 31, 2003
Class IB	15.07		0.21		—	3.76		3.97	(0.22)		(0.10)		—	(0.32)	3.65	18.72
For the Year Ended December 31, 2002
Class IB	18.79	(3)	0.24	(3)	—	(3.66	)(3)	(3.42)	(0.21	)(3)	(0.09	)(3)	—	(0.30)	(3.72)	15.07	(3)
Hartford International Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IB	13.52		0.18		—	3.07		3.25	(0.18)		(1.23)		—	(1.41)	1.84	15.36
For the Year Ended December 31, 2005
Class IB	11.83		0.13		—	1.56		1.69	—		—		—	—	1.69	13.52
For the Year Ended December 31, 2004
Class IB	10.09		0.08		—	1.72		1.80	(0.06)		—		—	(0.06)	1.74	11.83
For the Year Ended December 31, 2003
Class IB	7.66		0.07		—	2.43		2.50	(0.07)		—		—	(0.07)	2.43	10.09
For the Year Ended December 31, 2002
Class IB	9.51	(3)	0.14	(3)	—	(1.91	)(3)	(1.77)	(0.08	)(3)	—	(3)	—	(0.08)	(1.85)	7.66	(3)
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IB	1.00		0.04		—	—		0.04	(0.04)		—		—	(0.04)	—	1.00
For the Year Ended December 31, 2005
Class IB	1.00		0.03		—	—		0.03	(0.03)		—		—	(0.03)	—	1.00
For the Year Ended December 31, 2004
Class IB	1.00		—		—	—		—	—		—		—	—	—	1.00
For the Year Ended December 31, 2003
Class IB	1.00		—		—	—		—	—		—		—	—	—	1.00
For the Year Ended December 31, 2002
Class IB	1.00		0.01		—	—		0.01	(0.01)		—		—	(0.01)	—	1.00

	— Ratios and Supplemental Data —
	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Advisers HLS Fund
For the Year Ended December 31, 2006
Class IB	10.43	%(5)	$1,252,293	0.89%	0.89%	1.99%	87%
For the Year Ended December 31, 2005
Class IB	6.97		1,366,216	0.91	0.90	1.72	89
For the Year Ended December 31, 2004
Class IB	3.48		1,462,319	0.92	0.92	1.91	36
For the Year Ended December 31, 2003
Class IB	18.20		1,263,641	0.92	0.92	1.78	48
For the Year Ended December 31, 2002
Class IB	(13.99)		672,078	0.92	0.90	2.07	47
Hartford Capital Appreciation HLS Fund
For the Year Ended December 31, 2006
Class IB	16.32	(5)	2,810,587	0.92	0.92	0.57	73
For the Year Ended December 31, 2005
Class IB	15.26		2,793,612	0.95	0.95	0.53	97
For the Year Ended December 31, 2004
Class IB	19.07		2,505,798	0.95	0.95	0.52	89
For the Year Ended December 31, 2003
Class IB	42.02		1,579,399	0.94	0.94	0.52	94
For the Year Ended December 31, 2002
Class IB	(19.88)		588,013	0.94	0.92	0.41	94
Hartford Dividend and Growth HLS Fund
For the Year Ended December 31, 2006
Class IB	20.06	(5)	1,603,952	0.92	0.92	1.52	27
For the Year Ended December 31, 2005
Class IB	5.70		1,506,556	0.92	0.92	1.45	26
For the Year Ended December 31, 2004
Class IB	12.14		1,393,412	0.93	0.93	1.48	27
For the Year Ended December 31, 2003
Class IB	26.48		902,779	0.94	0.94	1.36	31
For the Year Ended December 31, 2002
Class IB	(14.42)		327,617	0.94	0.92	1.33	43
Hartford International Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IB	24.15	(5)	382,371	1.00	1.00	1.24	119
For the Year Ended December 31, 2005
Class IB	14.33		319,626	1.03	1.03	0.97	120
For the Year Ended December 31, 2004
Class IB	17.79		247,752	1.05	1.05	0.88	142
For the Year Ended December 31, 2003
Class IB	32.76		76,246	1.08	1.08	0.83	144
For the Year Ended December 31, 2002
Class IB	(18.12)		26,641	1.06	1.04	1.00	161
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IB	4.43		319,926	0.73	0.73	4.38	—
For the Year Ended December 31, 2005
Class IB	2.58		264,040	0.75	0.75	2.54	—
For the Year Ended December 31, 2004
Class IB	0.69		252,808	0.73	0.73	0.68	—
For the Year Ended December 31, 2003
Class IB	0.50		240,930	0.74	0.74	0.50	—
For the Year Ended December 31, 2002
Class IB	1.24		261,914	0.74	0.72	1.20	—

Hartford HLS Funds
44

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(2) —

	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford Small Company HLS Fund
For the Year Ended December 31, 2006
Class IB	$19.38		$—		$0.02	$2.70		$2.72	$(0.02)		$(3.37)		$—	$(3.39)	$(0.67)	$18.71
For the Year Ended December 31, 2005
Class IB	16.06		(0.05)		0.02	3.35		3.32	—		—		—	—	3.32	19.38
For the Year Ended December 31, 2004
Class IB	14.35		(0.09)		—	1.80		1.71	—		—		—	—	1.71	16.06
For the Year Ended December 31, 2003
Class IB	9.23		(0.04)		—	5.16		5.12	—		—		—	—	5.12	14.35
For the Year Ended December 31, 2002
Class IB	13.26	(3)	(0.06	)(3)	—	(3.97	)(3)	(4.03)	—	(3)	—	(3)	—	—	(4.03)	9.23	(3)
Hartford Stock HLS Fund
For the Year Ended December 31, 2006
Class IB	49.10		0.56		0.06	6.42		7.04	(0.57)		(3.12)		—	(3.69)	3.35	52.45
For the Year Ended December 31, 2005
Class IB	45.59		0.51		—	3.74		4.25	(0.74)		—		—	(0.74)	3.51	49.10
For the Year Ended December 31, 2004
Class IB	44.29		0.64		—	1.08		1.72	(0.42)		—		—	(0.42)	1.30	45.59
For the Year Ended December 31, 2003
Class IB	35.42		0.38		—	8.88		9.26	(0.39)		—		—	(0.39)	8.87	44.29
For the Year Ended December 31, 2002
Class IB	47.31	(3)	0.38	(3)	—	(11.95	)(3)	(11.57)	(0.32	)(3)	—	(3)	—	(0.32)	(11.89)	35.42	(3)
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2006(6)
Class IB	11.20		0.51		—	—		0.51	(0.52)		—		—	(0.52)	(0.01)	11.19
For the Year Ended December 31, 2005
Class IB	11.86		0.43		—	(0.17)		0.26	(0.83)		(0.09)		—	(0.92)	(0.66)	11.20
For the Year Ended December 31, 2004
Class IB	12.25		0.45		—	0.04		0.49	(0.56)		(0.32)		—	(0.88)	(0.39)	11.86
For the Year Ended December 31, 2003
Class IB	11.90		0.40		—	0.50		0.90	(0.49)		(0.06)		—	(0.55)	0.35	12.25
For the Year Ended December 31, 2002
Class IB	11.43	(3)	0.46	(3)	—	0.07	(3)	0.53	(0.05	)(3)	(0.01	)(3)	—	(0.06)	0.47	11.90	(3)

	— Ratios and Supplemental Data —

	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Small Company HLS Fund
For the Year Ended December 31, 2006
Class IB	14.14	%(5)	$304,757	0.98%	0.98%	(0.03)%	177%
For the Year Ended December 31, 2005
Class IB	20.71	(5)	220,310	1.00	1.00	(0.34)	106
For the Year Ended December 31, 2004
Class IB	11.90		230,452	1.00	1.00	(0.66)	141
For the Year Ended December 31, 2003
Class IB	55.48		190,456	1.01	1.01	(0.74)	171
For the Year Ended December 31, 2002
Class IB	(30.39)		66,378	1.02	1.00	(0.53)	222
Hartford Stock HLS Fund
For the Year Ended December 31, 2006
Class IB	14.37	(5)	758,802	0.74	0.74	1.02	97
For the Year Ended December 31, 2005
Class IB	9.35		770,163	0.75	0.75	0.96	91
For the Year Ended December 31, 2004
Class IB	3.91		718,293	0.74	0.74	1.36	30
For the Year Ended December 31, 2003
Class IB	26.16		562,979	0.74	0.74	0.93	37
For the Year Ended December 31, 2002
Class IB	(24.42)		296,767	0.74	0.72	0.75	44
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2006(6)
Class IB	4.54	(5)	1,040,408	0.75	0.75	4.56	344
For the Year Ended December 31, 2005
Class IB	2.19		1,068,600	0.75	0.75	3.84	190
For the Year Ended December 31, 2004
Class IB	4.36		991,065	0.75	0.75	3.47	164
For the Year Ended December 31, 2003
Class IB	7.58		734,768	0.75	0.75	3.49	215
For the Year Ended December 31, 2002
Class IB	9.83		382,864	0.76	0.75	5.34	108

(1)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 46.

(2)  Information presented relates to a share of capital stock outstanding for the indicated period.

(3)  Per shares amounts have been restated to reflect a reverse stock split for Classes IA and IB shares effective November 22, 2002.

(4)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)  Total return without the inclusion of the Payment from Affiliate, as noted on the Statement of Operations, can be found on page 47.

(6)  Per share amounts have been calculated using average shares outstanding method.

Hartford HLS Funds
45

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

	For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004
Fund	Class IB	Class IB	Class IB
Hartford Advisers HLS Fund	0.87%	0.89%	0.91%
Hartford Capital Appreciation HLS Fund	0.91%	0.92%	0.92%
Hartford Dividend and Growth HLS Fund	0.91%	0.91%	0.92%
Hartford International Opportunities HLS Fund	0.98%	0.99%	0.99%
Hartford Money Market HLS Fund	0.73%	0.74%	0.73%
Hartford Small Company HLS Fund	0.95%	0.96%	0.95%
Hartford Stock HLS Fund	0.72%	0.73%	0.73%
Hartford Total Return Bond HLS Fund	0.74%	0.75%	0.75%

Hartford HLS Funds
46

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total returns for the periods listed below would have been as follow:

	For the year ended December 31, 2006 Impact from Payment from Affiliate for SEC Settlment	For the year ended December 31, 2006 Impact from Payment from (to) Affiliate for Unrestricted Transfers	For the year ended December 31, 2006 Total Return Excluding Payments from (to) Affiliate
Fund	Class IB	Class IB	Class IB
Hartford Advisers HLS Fund	0.09%	0.00%	10.34%
Hartford Capital Appreciation HLS Fund	0.09%	—	16.23%
Hartford Dividend and Growth HLS Fund	0.06%	0.01%	19.99%
Hartford International Opportunities HLS Fund	0.02%	—	24.13%
Hartford Small Company HLS Fund	0.14%	—	14.00%
Hartford Stock HLS Fund	0.12%	0.01%	14.24%
Hartford Total Return Bond HLS Fund	—	—	4.54%

Hartford HLS Funds
47

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semiannual Report to Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Numbers:

Hartford Series Fund, Inc.  811-08629

HARTFORD HLS FUNDS

CLASS IA SHARES

PROSPECTUS
MAY 1, 2007

HARTFORD GLOBAL ADVISERS HLS FUND

HARTFORD GROWTH HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

HARTFORD LARGECAP GROWTH HLS FUND
(FORMERLY HARTFORD BLUE CHIP STOCK HLS FUND)

HARTFORD SMALLCAP GROWTH HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

HARTFORD VALUE OPPORTUNITIES HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[This page is intentionally left blank]

Hartford HLS Funds

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Prior to May 1, 2002, Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund offered only one class of shares which were re-designated as Class IA shares on April 30, 2002.

Growth Opportunities HLS Fund, LargeCap Growth HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc. All other funds are investment portfolios of Hartford Series Fund, Inc.

Each fund is a diversified fund.

Information on each fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Hartford HLS Funds
2

HARTFORD GLOBAL ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.

PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. The fund invests in securities denominated in both U.S. dollars and foreign currencies and may trade in both U.S. or in foreign markets.

The fund actively allocates its assets among three categories:

•  equity securities,

•  debt securities, and

•  money market instruments.

The equity portion of the fund invests in common stocks of high-quality growth companies worldwide. The companies identified for investment are, in the opinion of Wellington Management, leaders in their respective industries as indicated by an established market presence and strong global, regional or national competitive positions. Under normal market and economic conditions, the fund will seek to diversify its investments in securities of issuers among a number of different countries throughout the world, one of which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The equity portion of the fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $294 million to $447 billion. The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly known as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) transactions designed to minimize the impact of currency movements on the fund. The fund may trade securities actively.

Hartford HLS Funds
3

HARTFORD GLOBAL ADVISERS HLS FUND

MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, derivative risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

The fund may use derivatives for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), as well as for gaining exposure to certain markets and/or issuers and managing the effective maturity or duration of debt instruments. The value of these derivative instruments rise or fall depending on the price movements of the underlying asset, reference rate, or index and may rise or fall more rapidly than other investments. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged. Derivatives are subject to a number of risks, such as interest rate risk, credit risk, stock market risk and manager allocation risk, depending on the type of underlying asset, reference rate or index.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
4

HARTFORD GLOBAL ADVISERS HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 13.17% (4th quarter, 1999) and the lowest quarterly return was –10.68% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	8.84%	7.14%	6.18%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	15.48%	7.80%	6.14%
Lehman Brothers Global Aggregate Index USD Hedged (reflects no deduction for fees or expenses)	3.66%	4.91%	6.25%

Indices: The Morgan Stanley Capital International ("MSCI") World Growth Index is a broad-based unmanaged market capitalization weighted total return index which measures performance of growth securities in 23 developed-country global equity markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

The Lehman Brothers Global Aggregate Index USD Hedged ("Lehman Brothers Global Aggregate Index") provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities).

You cannot invest directly in an index.

Hartford HLS Funds
5

HARTFORD GLOBAL ADVISERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.76%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total operating expenses	0.82%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$84
Year 3	$262
Year 5	$455
Year 10	$1,014

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The equity component of the fund is managed by Wellington Management using a team of investment professionals led by Andrew S. Offit.

Andrew S. Offit, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the equity component of the fund since 2001 and associate manager of the equity component of the fund since 1997

•  Joined Wellington Management as an investment professional in 1997

Matthew D. Hudson, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006

•  Joined Wellington Management in 2005 as an investment professional involved in portfolio management and securities analysis

•  Portfolio Manager and Analyst at American Century Investment Management (2000-2005)

Jean-Marc Berteaux

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis of the equity component of the fund since 2004 and for the firm for the past five years

•  Joined Wellington Management as an investment professional in 2001

The debt component of the fund is managed by Wellington Management using a team of investment professionals led by Robert L. Evans.

Robert L. Evans

•  Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Portfolio manager of the debt component of the fund since inception (1995)

•  Joined Wellington Management as an investment professional in 1995

Scott M. Elliott

•  Senior Vice President and Director of Asset Allocation Strategies of Wellington Management

•  Portfolio manager of the asset allocation of the fund since 2001

•  Joined Wellington Management as an investment professional in 1994

Evan S. Grace, CFA

•  Vice President and Director of Asset Allocation Research of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for the firm for the past four years

•  Joined Wellington Management as an investment professional in 2003

•  Head of the Equity Quantitative Research Group and Asset Allocation Portfolio Management Team at State Street Research (1993-2003)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
6

HARTFORD GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Growth HLS Fund seeks long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business management, strong cashflow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
7

HARTFORD GROWTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.22% (2nd quarter, 2003) and the lowest quarterly return was –7.61% (1st quarter, 2005).

Average annual total returns for periods ending 12/31/06

	1 year	Since Inception (April 30, 2002)
Class IA	4.61%	7.73%
Russell 1000 Growth Index (reflects no deduction for fees or expenses)	9.07%	5.36%

Index: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

Hartford HLS Funds
8

HARTFORD GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.79%
Distribution and service (12b-1) fees	None
Other expenses	0.05%
Total operating expenses	0.84%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$86
Year 3	$268
Year 5	$466
Year 10	$1,037

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew J. Shilling, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2002

•  Joined Wellington Management as an investment professional in 1994

John A. Boselli, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2002

•  Joined Wellington Management as an investment professional in 2002

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
9

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
10

HARTFORD GROWTH OPPORTUNITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 44.29% (4th quarter, 1999) and the lowest quarterly return was –23.35% (1st quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	12.05%	9.70%	10.22%
Russell 3000 Growth Index (reflects no deduction for fees or expenses)	9.46%	3.02%	5.34%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Index: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

Hartford HLS Funds
11

HARTFORD GROWTH OPPORTUNITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.65%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$66
Year 3	$208
Year 5	$362
Year 10	$810

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Michael T. Carmen, CFA, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2001

•  Joined Wellington Management as an investment professional in 1999

Mario E. Abularach, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past five years

•  Joined Wellington Management as an investment professional in 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
12

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high-quality growth companies in international markets. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI EAFE Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $294 million to $241 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI EAFE Index is researched by the portfolio management team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Stocks of companies with market capitalizations above $2 billion as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will influence performance significantly. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
13

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.98% (2nd quarter, 2003) and the lowest quarterly return was –20.57% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (April 30, 2001)
Class IA	24.08%	15.48%	10.55%
MSCI EAFE Growth Index (reflects no deduction for fees or expenses)	22.69%	12.63%	7.85%

Index:  The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index ("MSCI EAFE Growth Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of growth securities with the MSCI EAFE Index. You cannot invest directly in an index.

Hartford HLS Funds
14

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total operating expenses	0.88%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$90
Year 3	$281
Year 5	$488
Year 10	$1,084

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew S. Offit, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (2001)

•  Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001

•  Joined Wellington Management as an investment professional in 2001

Matthew D. Hudson, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager and Analyst at American Century Investment Management (2000-2005)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
15

HARTFORD LARGECAP GROWTH HLS FUND
(FORMERLY HARTFORD BLUE CHIP STOCK HLS FUND)

INVESTMENT GOAL. The Hartford LargeCap Growth HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund's sub-adviser believes have superior return potential.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of large capitalization companies. The fund defines large capitalization companies as companies with market capitalizations within the collective range of the Russell 1000 and S&P 500 Indices. As of December 31, 2006, the market capitalization of companies included in these indices ranged from approximately $1.2 billion to $398.9 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and nondollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-adviser's investment strategy will influence performance significantly. If the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
16

HARTFORD LARGECAP GROWTH HLS FUND
(FORMERLY HARTFORD BLUE CHIP STOCK HLS FUND)

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Hartford Investment Management became the fund's sub-adviser effective November 13, 2006 and measures the fund's performance against the Russell 1000 Growth Index. Performance information represents the performance of T.Rowe Price, the fund's prior investment sub-adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.38% (4th quarter, 1998) and the lowest quarterly return was –17.00% (1st quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	8.04%	4.01%	7.08%
Russell 1000 Growth Index (reflects no deduction for fees, expenses and taxes)	9.07%	2.69%	5.44%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Indices: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The fund has changed its benchmark from the S&P 500 Index to the Russell 1000 Growth Index because the fund's investment manager believes that the Russell 1000 Growth Index is better suited to the fund's investment strategy.

Hartford HLS Funds
17

HARTFORD LARGECAP GROWTH HLS FUND
(FORMERLY HARTFORD BLUE CHIP STOCK HLS FUND)

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.62%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses[1]	0.66%

1  Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.80% to 0.62%. In addition, effective November 13, 2006, HL Advisors has voluntarily agreed to waive an additional 0.21% of its management fees until December 31, 2007. While such waiver is in effect, the management fee is 0.41% and the total annual operating expenses are 0.45%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$67
Year 3	$211
Year 5	$368
Year 10	$822

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Hugh Whelan

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since May 2006

•  Joined Hartford Investment Management in 2005

•  From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
18

HARTFORD SMALLCAP GROWTH HLS FUND

INVESTMENT GOAL. The Hartford SmallCap Growth HLS Fund seeks to maximize capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund's sub-adviser, Wellington Management, believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2006, this range was between approximately $39 million and $4 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Investment Advisors. As the investment manager, HL Investment Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Investment Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

In managing its portion of the fund, Wellington Management employs what is often called a "bottom-up" approach to select individual securities from a variety of industries. In constructing its allocated portion of the portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking. The portion of the fund managed by Wellington Management invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and momentum measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Momentum focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company, and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

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19

HARTFORD SMALLCAP GROWTH HLS FUND

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-adviser's investment strategy will influence performance significantly. If the sub-adviser's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on the sub-adviser's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

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20

HARTFORD SMALLCAP GROWTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance for periods prior to the addition of Hartford Investment Management as sub-adviser to the fund in November 2006.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 60.73% (4th quarter, 1999) and the lowest quarterly return was –29.17% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	6.86%	7.90%	9.81%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	13.35%	6.93%	4.88%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

Hartford HLS Funds
21

HARTFORD SMALLCAP GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.64%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$65
Year 3	$205
Year 5	$357
Year 10	$798

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management

Hugh Whelan

•  Managing Director of Hartford Investment Management since 2005

•  Portfolio manager of the fund since November 2006

•  Joined Hartford Investment Management in 2005

•  From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

Wellington Management

David J. Elliott, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2001

•  Joined Wellington Management in 1995 and has been an investment professional since 1999

Doris T. Dwyer

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001

•  Joined Wellington Management as an investment professional in 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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22

Hartford Total Return Bond HLS Fund

INVESTMENT GOAL. The Hartford Total Return Bond HLS Fund seeks competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 70% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management, to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may utilize derivatives to manage portfolio risks or for other investment purposes.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

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23

Hartford Total Return Bond HLS Fund

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
24

Hartford Total Return Bond HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.22% (4th quarter, 2002) and the lowest quarterly return was –2.23% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.80%	5.93%	6.71%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	4.33%	5.06%	6.24%

Index: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

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25

Hartford Total Return Bond HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.46%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.50%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$51
Year 3	$160
Year 5	$280
Year 10	$628

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Nasri Toutoungi

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since 2003

•  Joined Hartford Investment Management in 2003

•  Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

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26

Hartford Value Opportunities HLS Fund

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, the issuer's earnings power, and growth potential. Stocks are selected whose issuers, in Wellington Management's opinion, have the most compelling blend of the following attributes:

•  high fundamental investment value,

•  a strong management team, and

•  strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

Hartford HLS Funds
27

Hartford Value Opportunities HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.05% (2nd quarter, 2003) and the lowest quarterly return was –18.32% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	19.02%	10.29%	10.92%
Russell 3000 Value Index (reflects no deduction for fees or expenses)	22.34%	11.20%	11.11%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	22.25%	10.86%	11.00%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Indices: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

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28

Hartford Value Opportunities HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.62%
Distribution and service (12b-1) fees	None
Other expenses	0.02%
Total operating expenses	0.64%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$65
Year 3	$205
Year 5	$357
Year 10	$798

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors are made collectively by the team.

David R. Fassnacht, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the communications services, media, pharmaceutical, airline and chemical industries

•  Joined Wellington Management as an investment professional in 1991

James N. Mordy

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the technology, energy, construction and utilities sectors

•  Joined Wellington Management as an investment professional in 1985

David W. Palmer, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the metals, rail, energy and specialty finance sectors and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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29

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Global Advisers HLS Fund and Total Return Bond HLS Fund may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

Each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for Global Advisers HLS Fund and Total Return Bond HLS Fund only.

Foreign Investments

Each fund may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be

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30

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

International Capital Appreciation HLS Fund may invest in emerging markets as part of its principal investment strategy. Each other fund may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About Each Fund's Investment Goal

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The following funds may have relatively high portfolio turnover:

•  Global Advisers HLS Fund

•  Growth Opportunities HLS Fund

•  International Capital Appreciation HLS Fund

•  LargeCap Growth HLS Fund

•  SmallCap Growth HLS Fund

•  Total Return Bond HLS Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Policies

LargeCap Growth HLS Fund, SmallCap Growth HLS Fund and Total Return Bond HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the five issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

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MANAGEMENT OF THE FUNDS

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the SEC under which they use a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Advisers

LargeCap Growth HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to LargeCap Growth HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Global Advisers HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, International Capital Appreciation HLS Fund and Value

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MANAGEMENT OF THE FUNDS

Opportunities HLS Fund. Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, is the sub-adviser to Global Advisers HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, International Capital Appreciation HLS Fund and Value Opportunities HLS Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

SmallCap Growth HLS Fund. Hartford Investment Management and Wellington Management are the investment sub-advisers to SmallCap Growth HLS Fund.

Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

Global Advisers HLS Fund, Growth HLS Fund, International Capital Appreciation HLS Fund and Total Return Bond HLS Fund each pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). Each other fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. These fees are based on a stated percentage of the fund's average daily net asset value as follows:

International Capital Appreciation HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.850%
Next $250 Million	0.800%
Amount over $500 Million	0.750%

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MANAGEMENT OF THE FUNDS

Growth HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.825%
Next $250 Million	0.775%
Next $500 Million	0.725%
Amount over $1 Billion	0.675%

Global Advisers HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Amount over $1 Billion	0.625%

Growth Opportunities HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $100 Million	0.700%
Amount over $100 Million	0.600%

LargeCap Growth HLS Fund1

Average Daily Net Assets	Annual Rate
First $500 Million	0.650%
Next $500 Million	0.600%
Amount over $1 Billion	0.550%

1  Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. In addition, effective November 13, 2006, HL Advisors has voluntarily agreed to waive an additional 0.21% of its management fees until December 31, 2007.

Total Return Bond HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Next $4 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

For the year ended December 31, 2006, Global Advisers HLS Fund, Growth HLS Fund, International Capital Appreciation HLS Fund and Total Return Bond HLS Fund each paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below). Each other fund paid management fees to HL Advisors. These fees, expressed as a percentage of net assets, were as follows:

Fund Name	Annual Rate
Global Advisers HLS Fund	0.76%
Growth HLS Fund	0.79%
Growth Opportunities HLS Fund	0.61%
International Capital Appreciation HLS Fund	0.80%
LargeCap Growth HLS Fund	0.85%[1]
SmallCap Growth HLS Fund	0.61%
Total Return Bond HLS Fund	0.46%
Value Opportunities HLS Fund	0.62%

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' annual report to shareholders covering the period ending December 31, 2006.

1  Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this fund.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer their shares to certain qualified retirement plans (the "Plans").

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each fund, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the funds have the right to pay the redemption price of shares of the funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the funds on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below. This Servicing Compensation is not paid by you.

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FURTHER INFORMATION ON THE FUNDS

Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which

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FURTHER INFORMATION ON THE FUNDS

determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds. In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to

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FURTHER INFORMATION ON THE FUNDS

frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds' policy to require the funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds will be better able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the

Hartford HLS Funds
40

FURTHER INFORMATION ON THE FUNDS

"fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

Hartford HLS Funds
41

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(4) —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford Global Advisers HLS Fund
For the Year Ended December 31, 2006
Class IA	$12.48		$0.23		$0.02	$0.83		$1.08	$(0.38)		$(0.47)	$—	$(0.85)	$0.23	$12.71
For the Year Ended December 31, 2005
Class IA .	12.53		0.21		—	0.20		0.41	(0.46)		—	—	(0.46)	(0.05)	12.48
For the Year Ended December 31, 2004
Class IA	11.15		0.19		—	1.19		1.38	—		—	—	—	1.38	12.53
For the Year Ended December 31, 2003
Class IA	9.16		0.12		—	1.95		2.07	(0.08)		—	—	(0.08)	1.99	11.15
For the Year Ended December 31, 2002
Class IA	10.07	(5)	(0.50	)(5)	—	(0.41	)(5)	(0.91)	—	(5)	— (5)	—	—	(0.91)	9.16	(5)
Hartford Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	12.54		0.01		0.01	0.56		0.58	(0.01)		(0.79)	—	(0.80)	(0.22)	12.32
For the Year Ended December 31, 2005
Class IA	12.47		0.01		0.01	0.53		0.55	—		(0.48)	—	(0.48)	0.07	12.54
For the Year Ended December 31, 2004
Class IA	11.16		0.01		—	1.39		1.40	—		(0.09)	—	(0.09)	1.31	12.47
For the Year Ended December 31, 2003
Class IA	8.66		(0.01)		—	2.85		2.84	—		(0.34)	—	(0.34)	2.50	11.16
From inception April 30, 2002 through December 31, 2002
Class IA	10.00		—		—	(1.34)		(1.34)	—		—	—	—	(1.34)	8.66
Hartford Growth Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	30.07		0.22		0.03	3.27		3.52	(0.24)		(3.22)	—	(3.46)	0.06	30.13
For the Year Ended December 31, 2005
Class IA	27.63		0.09		0.03	4.36		4.48	(0.06)		(1.98)	—	(2.04)	2.44	30.07
For the Year Ended December 31, 2004
Class IA	23.57		0.05		—	4.01		4.06	—		—	—	—	4.06	27.63
For the Year Ended December 31, 2003
Class IA	16.40		(0.01)		—	7.18		7.17	—		—	—	—	7.17	23.57
For the Year Ended December 31, 2002
Class IA	22.66		(0.03)		—	(6.23)		(6.26)	—		—	—	—	(6.26)	16.40
Hartford International Capital Appreciation HLS Fund
For the Year Ended December 31, 2006 (8)
Class IA	12.48		0.10		—	2.84		2.94	(0.11)		(1.13)	—	(1.24)	1.70	14.18
For the Year Ended December 31, 2005
Class IA	12.45		0.11		—	0.60		0.71	(0.10)		(0.58)	—	(0.68)	0.03	12.48
For the Year Ended December 31, 2004
Class IA	10.20		0.05		—	2.44		2.49	—		(0.24)	—	(0.24)	2.25	12.45
For the Year Ended December 31, 2003
Class IA	7.09		—		—	3.61		3.61	—		(0.50)	—	(0.50)	3.11	10.20
For the Year Ended December 31, 2002
Class IA	8.59	(5)	0.03	(5)	—	(1.51	)(5)	(1.48)	(0.02	)(5)	— (5)	—	(0.02)	(1.50)	7.09	(5)
Hartford LargeCap Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	18.74		0.07		—	1.44		1.51	(0.07)		—	—	(0.07)	1.44	20.18
For the Year Ended December 31, 2005
Class IA	17.84		0.07		—	0.98		1.05	(0.15)		—	—	(0.15)	0.90	18.74
For the Year Ended December 31, 2004
Class IA	16.42		0.10		—	1.35		1.45	(0.03)		—	—	(0.03)	1.42	17.84
For the Year Ended December 31, 2003
Class IA	12.70		0.03		—	3.69		3.72	—		—	—	—	3.72	16.42
For the Year Ended December 31, 2002
Class IA	16.80		0.01		—	(4.11)		(4.10)	—		—	—	—	(4.10)	12.70

	— Ratios and Supplememental Data —
	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(3)		Ratio of Expenses to Average Net Assets After Waivers(3)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(6)
Hartford Global Advisers HLS Fund
For the Year Ended December 31, 2006
Class IA	8.84	%(7)	$306,498	0.82%		0.82%		1.73%	88%
For the Year Ended December 31, 2005
Class IA .	3.37		332,169	0.83		0.83		1.59	502
For the Year Ended December 31, 2004
Class IA	12.75		362,757	0.84		0.84		1.27	511
For the Year Ended December 31, 2003
Class IA	22.26		312,492	0.84		0.84		1.26	455
For the Year Ended December 31, 2002
Class IA	(8.95)		269,329	0.83		0.83		2.05	288
Hartford Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	4.61	(7)	379,601	0.84		0.84		0.10	95
For the Year Ended December 31, 2005
Class IA	4.67	(7)	345,558	0.84		0.84		0.02	76
For the Year Ended December 31, 2004
Class IA	12.49		249,473	0.86		0.86		0.09	79
For the Year Ended December 31, 2003
Class IA	32.81		127,944	0.88		0.88		(0.20)	111
From inception April 30, 2002 through December 31, 2002
Class IA	(13.43	)(2)	13,452	0.99	(1)	0.99	(1)	0.01 (1)	76
Hartford Growth Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	12.05	(7)	1,103,590	0.65		0.65		0.71	139
For the Year Ended December 31, 2005
Class IA	16.31	(7)	1,012,774	0.64		0.64		0.33	140
For the Year Ended December 31, 2004
Class IA	17.18		848,674	0.63		0.63		0.23	137
For the Year Ended December 31, 2003
Class IA	43.79		696,900	0.64		0.64		(0.05)	145
For the Year Ended December 31, 2002
Class IA	(27.65)		478,045	0.66		0.66		(0.16)	189
Hartford International Capital Appreciation HLS Fund
For the Year Ended December 31, 2006 (8)
Class IA	24.08	(7)	574,806	0.88		0.88		0.70	164
For the Year Ended December 31, 2005
Class IA	6.16		370,555	0.93		0.93		1.05	179
For the Year Ended December 31, 2004
Class IA	24.72		208,703	0.97		0.97		0.86	215
For the Year Ended December 31, 2003
Class IA	51.02		67,147	1.01		1.01		0.23	244
For the Year Ended December 31, 2002
Class IA	(17.21)		21,368	1.26		1.26		0.59	285
Hartford LargeCap Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	8.04		139,150	0.89		0.78		0.31	116
For the Year Ended December 31, 2005
Class IA	5.85		155,020	0.91		0.81		0.32	27
For the Year Ended December 31, 2004
Class IA	8.90		173,702	0.90		0.90		0.56	26
For the Year Ended December 31, 2003
Class IA	29.30		182,530	0.90		0.90		0.22	28
For the Year Ended December 31, 2002
Class IA	(24.40)		155,333	0.92		0.92		0.04	37

Hartford HLS Funds
42

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(4) —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford SmallCap Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	$20.88		$0.09		$—	$1.35		$1.44	$(0.08)		$(1.45)		$—	$(1.53)	$(0.09)	$20.79
For the Year Ended December 31, 2005
Class IA	20.26		0.05		0.04	2.13		2.22	(0.08)		(1.22)		(0.30)	(1.60)	0.62	20.88
For the Year Ended December 31, 2004
Class IA	17.55		0.04		—	2.67		2.71	—		—		—	—	2.71	20.26
For the Year Ended December 31, 2003
Class IA	11.70		—		—	5.85		5.85	—		—		—	—	5.85	17.55
For the Year Ended December 31, 2002
Class IA	16.44		(0.02)		—	(4.72)		(4.74)	—		—		—	—	(4.74)	11.70
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2006 (8)
Class IA	11.27		0.55		—	(0.01)		0.54	(0.57)		—		—	(0.57)	(0.03)	11.24
For the Year Ended December 31, 2005
Class IA	11.94		0.44		—	(0.14)		0.30	(0.88)		(0.09)		—	(0.97)	(0.67)	11.27
For the Year Ended December 31, 2004
Class IA	12.32		0.40		—	0.12		0.52	(0.58)		(0.32)		—	(0.90)	(0.38)	11.94
For the Year Ended December 31, 2003
Class IA	11.95		0.36		—	0.57		0.93	(0.50)		(0.06)		—	(0.56)	0.37	12.32
For the Year Ended December 31, 2002
Class IA	11.46	(5)	0.56	(5)	—	(0.01	)(5)	0.55	(0.05	)(5)	(0.01	)(5)	—	(0.06)	0.49	11.95	(5)
Hartford Value Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	18.93		0.25		0.01	3.14		3.40	(0.26)		(2.33)		—	(2.59)	0.81	19.74
For the Year Ended December 31, 2005
Class IA	18.16		0.14		—	1.34		1.48	(0.26)		(0.45)		—	(0.71)	0.77	18.93
For the Year Ended December 31, 2004
Class IA	15.33		0.13		—	2.75		2.88	(0.05)		—		—	(0.05)	2.83	18.16
For the Year Ended December 31, 2003
Class IA	10.86		0.06		—	4.48		4.54	(0.07)		—		—	(0.07)	4.47	15.33
For the Year Ended December 31, 2002
Class IA	14.83		0.07		—	(3.68)		(3.61)	(0.09)		(0.27)		—	(0.36)	(3.97)	10.86

	— Ratios and Supplememental Data —
	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(3)	Ratio of Expenses to Average Net Assets After Waivers(3)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(6)
Hartford SmallCap Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	6.86	%(7)	$746,266	0.64%	0.64%	0.42%	92%
For the Year Ended December 31, 2005
Class IA	11.02	(7)	704,168	0.63	0.63	0.20	77
For the Year Ended December 31, 2004
Class IA	15.43		503,717	0.64	0.64	0.27	88
For the Year Ended December 31, 2003
Class IA	50.06		346,380	0.66	0.66	(0.01)	101
For the Year Ended December 31, 2002
Class IA	(28.83)		184,062	0.69	0.69	(0.18)	99
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2006 (8)
Class IA	4.80	(7)	3,041,321	0.50	0.50	4.82	344
For the Year Ended December 31, 2005
Class IA	2.45		2,745,115	0.50	0.50	4.09	190
For the Year Ended December 31, 2004
Class IA	4.62		2,507,021	0.50	0.50	3.72	164
For the Year Ended December 31, 2003
Class IA	7.85		2,332,343	0.50	0.50	3.74	215
For the Year Ended December 31, 2002
Class IA	10.08		2,145,266	0.51	0.51	5.58	108
Hartford Value Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	19.02	(7)	508,648	0.64	0.64	1.31	52
For the Year Ended December 31, 2005
Class IA	8.32		390,113	0.65	0.65	1.05	52
For the Year Ended December 31, 2004
Class IA	18.87		259,593	0.67	0.67	1.10	80
For the Year Ended December 31, 2003
Class IA	41.87		156,879	0.71	0.71	0.62	48
For the Year Ended December 31, 2002
Class IA	(24.95)		88,793	0.73	0.73	0.60	67

(1)  Annualized.

(2)  Not annualized.

(3)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 44.

(4)  Information presented relates to a share of capital stock outstanding for the indicated period.

(5)  Per shares amounts have been restated to reflect a reverse stock split for Classes IA and IB shares effective November 22, 2002.

(6)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(7)  Total return without the inclusion of the Payment from Affiliate, as noted on the Statement of Operations, can be found on page 45.

(8)  Per share amounts have been calculated using average shares outstanding method.

Hartford HLS Funds
43

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

Fund	For the year ended December 31, 2006 Class IA	For the year ended December 31, 2005 Class IA	For the year ended December 31, 2004 Class IA
Hartford Global Advisers HLS Fund	0.80%	0.77%	0.78%
Hartford Growth HLS Fund	0.82%	0.82%	0.83%
Hartford Growth Opportunities HLS Fund	0.63%	0.58%	0.57%
Hartford International Capital Appreciation HLS Fund	0.85%	0.86%	0.89%
Hartford LargeCap Growth HLS Fund	0.78%	0.81%	0.90%
Hartford SmallCap Growth HLS Fund	0.62%	0.62%	0.63%
Hartford Total Return Bond HLS Fund	0.49%	0.50%	0.50%
Hartford Value Opportunities HLS Fund	0.64%	0.64%	0.66%

Hartford HLS Funds
44

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total returns for the periods listed below would have been as follow:

Fund	For the year ended December 31, 2006 Impact from Payment from Affiliate for SEC Settlment Class IA	For the year ended December 31, 2006 Impact from Payment from (to) Affiliate for Unrestricted Transfers Class IA	For the year ended December 31, 2006 Total Return Excluding Payments from (to) Affiliate Class IA
Hartford Global Advisers HLS Fund	0.17%	—%	8.67%
Hartford Growth HLS Fund	0.01%	0.04%	4.56%
Hartford Growth Opportunities HLS Fund	0.07%	0.02%	11.96%
Hartford International Capital Appreciation HLS Fund	—%	—%	24.08%
Hartford SmallCap Growth HLS Fund	0.01%	(0.03)%	6.88%
Hartford Total Return Bond HLS Fund	—%	—%	4.80%
Hartford Value Opportunities HLS Fund	0.01%	0.04%	18.97%

Hartford HLS Funds
45

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semiannual Report to Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Numbers:

Hartford Series Fund, Inc.  811-08629
Hartford HLS Series Fund II, Inc.  811-04615

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HARTFORD HLS FUNDS

CLASS IA SHARES

PROSPECTUS
MAY 1, 2007

HARTFORD CAPITAL APPRECIATION HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD GLOBAL HEALTH HLS FUND

HARTFORD GLOBAL LEADERS HLS FUND

HARTFORD GLOBAL TECHNOLOGY HLS FUND

HARTFORD HIGH YIELD HLS FUND

HARTFORD INDEX HLS FUND

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD MIDCAP HLS FUND

HARTFORD MONEY MARKET HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Hartford HLS Funds

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

The funds are investment portfolios of Hartford Series Fund, Inc.

Each fund is a diversified fund except for the funds listed below, which are non-diversified:

•  Global Health HLS Fund

•  Global Technology HLS Fund

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

HARTFORD SERIES FUND, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

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HARTFORD CAPITAL APPRECIATION HLS FUND

As of January 3, 2005, the fund no longer offers or sells Class IA shares to separate accounts of insurance companies ("Separate Accounts"), except as follows: (1) any Dollar Cost Averaging, InvestEase, Asset Rebalancing Program or other administrative program established on or before February 28, 2005, that includes transfers of Contract Value or allocations to the fund will continue uninterrupted, (2) to certain owners of other investment products offered by The Hartford; and (3) to certain qualified retirement plans.

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund generally will not invest in securities of issuers with market capitalizations less than $2 billion.

Wellington Management seeks to achieve the Fund's investment goal of seeking growth of capital by employing two separate investment teams. The first team, comprised of Saul Pannell and Frank Catrickes working together, seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

The second team involves multiple portfolio managers who each separately manage a portion of the fund using different investment styles and in combination seek to achieve the fund's investment objective. The portfolio managers who collectively make up this team, and their respective investment styles, are as follows: David Palmer, David Fassnacht and James Mordy (contrarian value) seek to capitalize on market overreaction by identifying stocks with low valuations relative to growth potential; Nicolas Choumenkovitch (concentrated global) invests in companies around the globe across all market capitalizations and styles; Paul Marrkand (diversified growth) invests in leading companies ranked based on growth, valuation and quality; Peter Higgins (all cap opportunities) seeks opportunistic investments across all styles and capitalization ranges; Jeffrey Kripke (select opportunities) focuses on companies growing organically with expanding returns in attractive industries; and Mario Abularach (specialty growth) focuses on companies with improving operating fundamentals as a precursor to accelerating revenue growth and upward earnings revisions.

Although the portfolio managers' investment styles are intended to be complementary, each portfolio manager will make separate, independent investment decisions.

The percentage of the fund managed by any single portfolio manager or team may change without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

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HARTFORD CAPITAL APPRECIATION HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.88% (4th quarter, 1998) and the lowest quarterly return was –19.04% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	16.61%	12.96%	14.17%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	15.72%	7.16%	8.64%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

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HARTFORD CAPITAL APPRECIATION HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.63%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.67%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$68
Year 3	$214
Year 5	$373
Year 10	$835

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Team I

Saul J. Pannell, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 1991

•  Joined Wellington Management as an investment professional in 1974

Frank D. Catrickes, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 1998

•  Joined Wellington Management as an investment professional in 1998

Team II

Mario E. Abularach, CFA (specialty growth)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2001

Nicolas M. Choumenkovitch (concentrated global)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1995

David R. Fassnacht, CFA (contrarian value)

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1991

Peter I. Higgins, CFA (all cap opportunities)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

Jeffrey L. Kripke (select opportunities)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2001

Paul E. Marrkand, CFA (diversified growth)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2005

•  Managing Director of US All/Mid Cap Growth Team from 2003 to 2005 and Senior Portfolio Manager from 1999 to 2003 at Putnam Investments

James N. Mordy (contrarian value)

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment in 1985 professional

David W. Palmer, CFA (contrarian value)

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies within this index ranged from approximately $1 billion to $447 billion. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

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HARTFORD DIVIDEND AND GROWTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.29% (2nd quarter, 1997) and the lowest quarterly return was –18.74% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	20.36%	9.29%	10.38%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	22.25%	10.86%	11.00%

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

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HARTFORD DIVIDEND AND GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.64%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.67%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$68
Year 3	$214
Year 5	$373
Year 10	$835

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Edward P. Bousa, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since October 2001, co-manager of the fund from July 2001 through September 2001

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

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HARTFORD GLOBAL HEALTH HLS FUND

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund are allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase by the fund typically share one or more of the following attributes:

•  The company's business franchise is temporarily mispriced,

•  The market under-values the new product pipelines,

•  The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad), or

•  The company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

•  Target prices are achieved,

•  Fundamental expectations are not met,

•  A company's prospects become less appealing, or

•  Equity securities of other comparable issuers in an industry are available at more attractive prices

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

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HARTFORD GLOBAL HEALTH HLS FUND

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance.

Government regulation could have a significant, adverse impact on the price and availability of a company's products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
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HARTFORD GLOBAL HEALTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.57% (2nd quarter, 2003) and the lowest quarterly return was –14.75% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (May 1, 2000)
Class IA	11.19%	9.15%	13.61%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	1.30%[1]
Goldman Sachs Health Care Index (reflects no deduction for fees or expenses)	5.42%	4.09%	5.09%[1]

1  Return is from 4/30/2000 – 12/31/2006.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

You cannot invest directly in an index.

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HARTFORD GLOBAL HEALTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.83%
Distribution and service (12b-1) fees	None
Other expenses	0.05%
Total operating expenses	0.88%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$90
Year 3	$281
Year 5	$488
Year 10	$1,084

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among the various sectors within the healthcare industry are made collectively by the team.

Joseph H. Schwartz, CFA

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the medical technology sector

•  Joined Wellington Management as an investment professional in 1983

Jean M. Hynes, CFA

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the pharmaceutical and biotechnology sectors

•  Joined Wellington Management in 1991 and has been an investment professional since 1993

Ann C. Gallo

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the healthcare services sector

•  Joined Wellington Management as an investment professional in 1998

Kirk J. Mayer, CFA

•  Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the imaging, genomics and biotechnology sectors

•  Joined Wellington Management as an investment professional in 1998

Robert L. Deresiewicz

•  Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2004 focused primarily on the biotechnology sector and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
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HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $294 million to $447 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
13

HARTFORD GLOBAL LEADERS HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 32.82% (4th quarter, 1999) and the lowest quarterly return was –20.03% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (September 30, 1998)
Class IA	14.14%	8.78%	10.86%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	15.48%	7.80%	4.58%

Index: The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

Hartford HLS Funds
14

HARTFORD GLOBAL LEADERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total operating expenses	0.76%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$78
Year 3	$243
Year 5	$422
Year 10	$942

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew S. Offit, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (1998)

•  Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001

•  Joined Wellington Management as an investment professional in 2001

Matthew D. Hudson, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager and Analyst at American Century Investment Management (2000-2005)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
15

HARTFORD GLOBAL TECHNOLOGY HLS FUND

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, IT services, and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase by the fund typically share, in Wellington Management's opinion, one or more of the following attributes:

•  A positive change in operating results is anticipated,

•  Unrecognized or undervalued capabilities are present, or

•  The quality of management indicates that these factors will be converted to shareholder value.

Stocks will be considered for sale from the fund when:

•  Target prices are achieved,

•  Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook, or

•  More attractive value in a comparable company is available.

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets. The fund may trade securities actively.

Hartford HLS Funds
16

HARTFORD GLOBAL TECHNOLOGY HLS FUND

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
17

HARTFORD GLOBAL TECHNOLOGY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 40.28% (4th quarter, 2001) and the lowest quarterly return was –38.32% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (May 1, 2000)
Class IA	10.35%	4.28%	–7.46%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	1.30%[1]
Goldman Sachs Technology Composite Index (reflects no deduction for fees or expenses)	8.96%	1.05%	–11.50%[1]

1  Return is from 4/30/2000 – 12/31/2006.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

You cannot invest directly in an index.

Hartford HLS Funds
18

HARTFORD GLOBAL TECHNOLOGY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total operating expenses	0.96%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$98
Year 3	$306
Year 5	$531
Year 10	$1,178

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team of global industry analysts that specialize in the technology sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the technology industry are made collectively by the team.

Scott E. Simpson

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the software and internet sectors

•  Joined Wellington Management as an investment professional in 1995

John F. Averill, CFA

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the communications equipment and components sectors

•  Joined Wellington Management as an investment professional in 1994

Eric C. Stromquist

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the semiconductor and computer hardware sectors

•  Joined Wellington Management as an investment professional in 1989

Bruce L. Glazer

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the business information technology and computer services sectors

•  Joined Wellington Management as an investment professional in 1997

Anita M. Killian, CFA

•  Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the communications equipment and components sectors and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
19

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"), to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management's High Yield Team uses what is sometimes referred to as a "bottom-up" analysis in its credit underwriting and securities valuation discipline to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities. In this process, Hartford Investment Management assesses such factors as an issuer's business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure. Hartford Investment Management's economic outlook is also an important input in overlaying a "top-down" view of the economy in the construction of the fund's interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. The fund may trade securities actively.

Hartford HLS Funds
20

HARTFORD HIGH YIELD HLS FUND

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
21

HARTFORD HIGH YIELD HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 8.34% (2nd quarter, 2003) and the lowest quarterly return was –5.94% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (September 30, 1998)
Class IA	11.17%	6.94%	5.66%
Lehman Brothers High Yield Corporate Index (reflects no deduction for fees or expenses)	11.85%	10.18%	6.50%

Index: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.

Hartford HLS Funds
22

HARTFORD HIGH YIELD HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.73%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses[1]	0.77%

1  HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.68% and the total annual operating expenses are 0.72%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$79
Year 3	$246
Year 5	$428
Year 10	$954

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Mark Niland, CFA

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since September 2005

•  Joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

James Serhant, CFA

•  Senior Vice President and Senior Investment Analyst of Hartford Investment Management

•  Portfolio manager of the fund since August 2006

•  Joined Hartford Investment Management in 2005

•  Prior to joining the firm, Mr. Serhant was Vice President and Senior Research Analyst at Delaware Investments (2001-2005), and Vice President and Senior Fixed Income Research Analyst at JP Morgan Securities, Inc. (1997-2000).

Nasri Toutoungi

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since September 2005

•  Joined Hartford Investment Management in 2003

•  Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
23

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the fund's sub-adviser, Hartford Investment Management, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")1 chooses the stocks to be included in the Index on a proprietary basis. The Index is float adjusted, meaning that each company's number of shares in the Index represents the total shares available to investors. This index methodology excludes significant share positions that are closely held by other publicly traded companies, control groups, or government agencies. The weightings of stocks in the Index are based on each stock's relative market value available in the public market, that is, its market price per share times the number of shares outstanding times its investable weight factor. Because of this weighting, as of December 31, 2006, approximately 45 percent of the Index was composed of the forty largest companies, the five largest being Exxon Mobile Corporation, General Electric Company, Microsoft Corporation, Citigroup, Inc., and Bank of America Corporation.

Hartford Investment Management does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

1  "Standard & Poor's"®, "S&P"®, "S&P 500"®, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Hartford HLS Funds
24

HARTFORD INDEX HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.17% (4th quarter, 1998) and the lowest quarterly return was –17.30% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	15.46%	5.77%	7.95%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds
25

HARTFORD INDEX HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses[1]	0.34%

1  Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$35
Year 3	$109
Year 5	$191
Year 10	$431

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Deane Gyllenhaal

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since November 2006

•  Joined Hartford Investment Management in September 2006

•  Investment professional involved in portfolio management, research and product development since 1990

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
26

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues. This proprietary research takes into account each company's long-term history as well as our analysts' forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in large and mid capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the MSCI AC World ex US Index. As of December 31, 2006 the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $106 million and $272 billion. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
27

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.16% (4th quarter, 1999) and the lowest quarterly return was –21.71% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	24.46%	12.97%	7.01%
MSCI AC World ex US Index (reflects no deductions for fees or expenses)	27.16%	16.87%	8.59%

Index: The Morgan Stanley Capital International All Country World ex US ("MSCI AC World ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

Hartford HLS Funds
28

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.67%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total operating expenses	0.75%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$77
Year 3	$240
Year 5	$417
Year 10	$930

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Nicolas M. Choumenkovitch

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio Manager of the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000

•  Joined Wellington Management as an investment professional in 1995

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
29

HARTFORD MIDCAP HLS FUND

As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund no longer offers or sells Class IA shares to qualified retirement plans ("Plans") or to separate accounts of insurance companies ("Separate Accounts"), except as follows: (1) to Separate Accounts through which group variable annuity contracts or funding agreements are issued to certain qualified retirement plans and certain state or municipal employee benefit plans in connection with such contracts issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual or "corporate-owned" variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (3) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs or asset allocation programs in which owners of variable annuity contracts enrolled prior to that date, and (4) directly to certain Plans and certain state or municipal employee benefit plans that included The Hartford MidCap Fund or The Hartford MidCap HLS Fund as an investment option prior to August 16, 2004 and that offer the fund as an investment option.

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P 400 MidCap Indices. As of December 31, 2006, this range was between approximately $522 million and $20 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a bottom up investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management serves as the fund's investment sub-adviser. Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
30

HARTFORD MIDCAP HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 30.49% (4th quarter, 1999) and the lowest quarterly return was –18.53% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (July 14, 1997)
Class IA	11.74%	12.40%	17.86%
S&P 400 MidCap Index (reflects no deduction for fees or expenses)	10.32%	10.89%	12.23%[1]

1  Return is from 6/30/1997 – 12/31/2006.

Index: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

Hartford HLS Funds
31

HARTFORD MIDCAP HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.66%
Distribution and service (12b-1) fees	None
Other expenses	0.02%
Total operating expenses	0.68%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$69
Year 3	$218
Year 5	$379
Year 10	$847

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Phillip H. Perelmuter

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (1997)

•  Joined Wellington Management as an investment professional in 1995

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
32

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

Hartford HLS Funds
33

HARTFORD MONEY MARKET HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 1.57% (4th quarter, 2000) and the lowest quarterly return was 0.16% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.69%	2.12%	3.59%
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)	4.67%	2.34%	3.60%

Index: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

Hartford HLS Funds
34

HARTFORD MONEY MARKET HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses[1]	0.48%

1  Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.43%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$49
Year 3	$154
Year 5	$269
Year 10	$604

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Robert Crusha

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2002

•  Joined Hartford Investment Management in 1993

•  Investment professional involved in trading and portfolio management since 1995

Adam Tonkinson

•  Assistant Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2007 and Assistant portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 2001

•  Investment professional involved in securities analysis since 2001 and securities trading since 2002

•  Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
35

HARTFORD SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2006, this range was between approximately $39 million and $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Hartford Investment Management and Wellington Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•  have potential for above-average earnings growth,

•  are undervalued in relation to their investment potential,

•  have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

•  are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gain.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
36

HARTFORD SMALL COMPANY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the fund. The effect of IPOs on the fund's performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchases IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 35.93% (4th quarter, 1999) and the lowest quarterly return was –23.59% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2006

	1 year	5 years	10 years
Class IA	14.43%	11.06%	10.59%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	13.35%	6.93%	4.88%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

Hartford HLS Funds
37

HARTFORD SMALL COMPANY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.72%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$74
Year 3	$230
Year 5	$401
Year 10	$894

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management Company

Hugh Whelan

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since April 2007

•  Joined Hartford Investment Management in 2005

•  From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

Wellington Management Company, LLP

Steven C. Angeli, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2000

•  Joined Wellington Management as an investment professional in 1994

Stephen C. Mortimer

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001

Mario E. Abularach, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
38

Hartford Total Return Bond HLS Fund

INVESTMENT GOAL. The Hartford Total Return Bond HLS Fund seeks competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 70% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management, to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may utilize derivatives to manage portfolio risks or for other investment purposes.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

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Hartford Total Return Bond HLS Fund

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

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Hartford Total Return Bond HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.22% (4th quarter, 2002) and the lowest quarterly return was –2.23% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.80%	5.93%	6.71%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	4.33%	5.06%	6.24%

Index: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

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Hartford Total Return Bond HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.46%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.50%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$51
Year 3	$160
Year 5	$280
Year 10	$628

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Nasri Toutoungi

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since 2003

•  Joined Hartford Investment Management in 2003

•  Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds, except for Money Market HLS Fund, may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. High Yield HLS Fund, Money Market HLS Fund and Total Return Bond HLS Fund may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, each fund (other than Money Market HLS Fund, which invests in high-quality money market securities at all times as its principal investment strategy) may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

Each fund (other than Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for Total Return Bond HLS Fund only.

Foreign Investments

Except as noted below, each fund may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. Money Market HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and loans, as part of its principal investment strategy. Index HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and not as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

Capital Appreciation HLS Fund and International Opportunities HLS Fund may invest in emerging markets as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Global Health HLS Fund, Global Technology HLS Fund and Small Company HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

Each fund is permitted to invest in other investment companies, including investment companies which

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About Each Fund's Investment Goal

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The following funds may have relatively high portfolio turnover:

•  Global Leaders HLS Fund

•  Global Technology HLS Fund

•  High Yield HLS Fund

•  International Opportunities HLS Fund

•  Small Company HLS Fund

•  Total Return Bond HLS Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

Global Health HLS Fund, Global Technology HLS Fund, High Yield HLS Fund, MidCap HLS Fund, Small Company HLS Fund and Total Return Bond HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the five issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

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MANAGEMENT OF THE FUNDS

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the SEC under which they use a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Advisers

High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

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MANAGEMENT OF THE FUNDS

Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Health HLS Fund, Global Leaders HLS Fund, Global Technology HLS Fund, International Opportunities HLS Fund and MidCap HLS Fund. Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, is the sub-adviser to Advisers HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Health HLS Fund, Global Leaders HLS Fund, Global Technology HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund and Stock HLS Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Small Company HLS Fund. Hartford Investment Management and Wellington Management are the investment sub-advisers to Small Company HLS Fund.

Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

Each fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

Global Health HLS Fund and Global Technology HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.850%
Next $250 Million	0.800%
Amount over $500 Million	0.750%

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MANAGEMENT OF THE FUNDS

Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Leaders HLS Fund, International Opportunities HLS Fund and MidCap HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Amount over $1 Billion	0.625%

High Yield HLS Fund1

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Next $4 Billion	0.625%
Next $5 Billion	0.605%
Amount over $10 Billion	0.595%

1  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until October 31, 2007.

Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Next $500 Million	0.600%
Amount over $1.5 Billion	0.550%

Total Return Bond HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Next $4 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

Money Market HLS Fund2

Average Daily Net Assets	Annual Rate
First $2 Billion	0.450%
Next $3 Billion	0.400%
Next $5 Billion	0.380%
Amount over $10 Billion	0.370%

2  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

Index HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.300%
Next $3 Billion	0.200%
Next $5 Billion	0.180%
Amount over $10 Billion	0.170%

For the year ended December 31, 2006, each fund paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees, expressed as a percentage of net assets, were as follows:

Fund Name	Annual Rate
Capital Appreciation HLS Fund	0.63%
Dividend and Growth HLS Fund	0.64%
Global Health HLS Fund	0.83%
Global Leaders HLS Fund	0.70%
Global Technology HLS Fund	0.85%
High Yield HLS Fund	0.73%
Index HLS Fund	0.38%
International Opportunities HLS Fund	0.67%
MidCap HLS Fund	0.66%
Money Market HLS Fund	0.45%
Small Company HLS Fund	0.69%
Total Return Bond HLS Fund	0.46%

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' annual report to shareholders covering the period ending December 31, 2006.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer their shares to certain qualified retirement plans (the "Plans").

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each fund, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the funds have the right to pay the redemption price of shares of the funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the funds on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below. This Servicing Compensation is not paid by you.

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Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for Money Market HLS Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations

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furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund, and in particular High Yield HLS Fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Money Market HLS Fund's investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds. In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. Further, many of the existing plan documents and agreements with third-party

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administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds' policy to require the funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds will be better able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if

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FURTHER INFORMATION ON THE FUNDS

the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's

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FURTHER INFORMATION ON THE FUNDS

return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

Hartford HLS Funds
55

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(2) —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford Capital Appreciation HLS Fund
For the Year Ended December 31, 2006
Class IA	$52.99		$0.50		$0.04	$7.88		$8.42	$(0.76)		$(7.16)		$—	$(7.92)	$0.50	$53.49
For the Year Ended December 31, 2005
Class IA	53.43		0.45		—	7.57		8.02	(0.52)		(7.94)		—	(8.46)	(0.44)	52.99
For the Year Ended December 31, 2004
Class IA	44.91		0.35		—	8.34		8.69	(0.17)		—		—	(0.17)	8.52	53.43
For the Year Ended December 31, 2003
Class IA	31.70		0.26		—	13.17		13.43	(0.22)		—		—	(0.22)	13.21	44.91
For the Year Ended December 31, 2002
Class IA	39.75	(3)	0.15	(3)	—	(8.01	)(3)	(7.86)	(0.19	)(3)	—	(3)	—	(0.19)	(8.05)	31.70	(3)
Hartford Dividend and Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	20.74		0.40		0.01	3.77		4.18	(0.41)		(1.72)		—	(2.13)	2.05	22.79
For the Year Ended December 31, 2005
Class IA	20.83		0.36		—	0.87		1.23	(0.40)		(0.92)		—	(1.32)	(0.09)	20.74
For the Year Ended December 31, 2004
Class IA	18.77		0.32		—	2.01		2.33	(0.27)		—		—	(0.27)	2.06	20.83
For the Year Ended December 31, 2003
Class IA	15.09		0.24		—	3.79		4.03	(0.25)		(0.10)		—	(0.35)	3.68	18.77
For the Year Ended December 31, 2002
Class IA	18.80	(3)	0.25	(3)	—	(3.64	)(3)	(3.39)	(0.23	)(3)	(0.09	)(3)	—	(0.32)	(3.71)	15.09	(3)
Hartford Global Health HLS Fund
For the Year Ended December 31, 2006
Class IA	17.66		0.02		—	1.75		1.77	(0.01)		(2.58)		—	(2.59)	(0.82)	16.84
For the Year Ended December 31, 2005
Class IA	16.92		0.01		—	1.94		1.95	(0.01)		(1.20)		—	(1.21)	0.74	17.66
For the Year Ended December 31, 2004
Class IA	15.52		—		—	1.95		1.95	(0.01)		(0.54)		—	(0.55)	1.40	16.92
For the Year Ended December 31, 2003
Class IA	11.91		0.01		—	3.81		3.82	(0.01)		(0.20)		—	(0.21)	3.61	15.52
For the Year Ended December 31, 2002
Class IA	14.72	(3)	0.01	(3)	—	(2.79	)(3)	(2.78)	—	(3)	(0.03	)(3)	—	(0.03)	(2.81)	11.91	(3)
Hartford Global Leaders HLS Fund
For the Year Ended December 31, 2006
Class IA	18.74		0.10		0.05	2.48		2.63	(0.16)		(1.12)		—	(1.28)	1.35	20.09
For the Year Ended December 31, 2005
Class IA	18.41		0.14		—	0.33		0.47	(0.14)		—		—	(0.14)	0.33	18.74
For the Year Ended December 31, 2004
Class IA	15.53		0.12		—	2.85		2.97	(0.09)		—		—	(0.09)	2.88	18.41
For the Year Ended December 31, 2003
Class IA	11.50		0.07		—	4.02		4.09	(0.06)		—		—	(0.06)	4.03	15.53
For the Year Ended December 31, 2002
Class IA	14.43	(3)	0.13	(3)	—	(2.95	)(3)	(2.82)	(0.11	)(3)	—	(3)	—	(0.11)	(2.93)	11.50	(3)
Hartford Global Technology HLS Fund
For the Year Ended December 31, 2006
Class IA	5.48		(0.02)		—	0.59		0.57	—		—		—	—	0.57	6.05
For the Year Ended December 31, 2005
Class IA	4.94		(0.02)		—	0.57		0.55	(0.01)		—		—	(0.01)	0.54	5.48
For the Year Ended December 31, 2004
Class IA	4.88		—		—	0.06		0.06	—		—		—	—	0.06	4.94
For the Year Ended December 31, 2003
Class IA	3.02		—		—	1.86		1.86	—		—		—	—	1.86	4.88
For the Year Ended December 31, 2002
Class IA	4.92	(3)	(0.05	)(3)	—	(1.85	)(3)	(1.90)	—	(3)	—	(3)	—	—	(1.90)	3.02	(3)

	— Ratios and Supplememental Data —
	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Capital Appreciation HLS Fund
For the Year Ended December 31, 2006
Class IA	16.61	%(5)	$11,746,831	0.67%	0.67%	0.82%	73%
For the Year Ended December 31, 2005
Class IA	15.55		11,317,561	0.70	0.70	0.78	97
For the Year Ended December 31, 2004
Class IA	19.36		10,751,945	0.70	0.70	0.77	89
For the Year Ended December 31, 2003
Class IA	42.38		8,912,749	0.69	0.69	0.77	94
For the Year Ended December 31, 2002
Class IA	(19.70)		6,240,859	0.69	0.69	0.64	94
Hartford Dividend and Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	20.36	(5)	5,671,552	0.67	0.67	1.77	27
For the Year Ended December 31, 2005
Class IA	5.96		4,978,773	0.67	0.67	1.70	26
For the Year Ended December 31, 2004
Class IA	12.42		4,719,663	0.68	0.68	1.73	27
For the Year Ended December 31, 2003
Class IA	26.80		3,927,415	0.69	0.69	1.61	31
For the Year Ended December 31, 2002
Class IA	(14.23)		2,810,625	0.69	0.69	1.56	43
Hartford Global Health HLS Fund
For the Year Ended December 31, 2006
Class IA	11.19	(5)	319,896	0.88	0.88	0.11	34
For the Year Ended December 31, 2005
Class IA	12.43		309,235	0.87	0.87	0.12	46
For the Year Ended December 31, 2004
Class IA	12.80		309,640	0.88	0.88	0.07	46
For the Year Ended December 31, 2003
Class IA	32.31		268,844	0.89	0.89	0.15	37
For the Year Ended December 31, 2002
Class IA	(16.97)		172,037	0.90	0.90	0.10	60
Hartford Global Leaders HLS Fund
For the Year Ended December 31, 2006
Class IA	14.14	(5)	942,258	0.76	0.76	0.48	116
For the Year Ended December 31, 2005
Class IA	2.59		935,539	0.77	0.77	0.74	262
For the Year Ended December 31, 2004
Class IA	19.19		1,004,850	0.78	0.78	0.83	255
For the Year Ended December 31, 2003
Class IA	35.57		728,049	0.80	0.80	0.54	292
For the Year Ended December 31, 2002
Class IA	(19.51)		544,901	0.81	0.81	1.06	324
Hartford Global Technology HLS Fund
For the Year Ended December 31, 2006
Class IA	10.35	(5)	104,147	0.96	0.96	(0.34)	135
For the Year Ended December 31, 2005
Class IA	11.15		103,808	0.95	0.95	(0.41)	117
For the Year Ended December 31, 2004
Class IA	1.35		111,876	0.91	0.91	0.31	164
For the Year Ended December 31, 2003
Class IA	61.50		138,243	0.90	0.90	(0.55)	157
For the Year Ended December 31, 2002
Class IA	(38.59)		54,596	0.91	0.91	(0.69)	155

Hartford HLS Funds
56

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(2) —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford High Yield HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA .	$9.80		$0.72		$—	$0.31		$1.03	$(1.48)		$—		$—	$(1.48)	$(0.45)	$9.35
For the Year Ended December 31, 2005
Class IA	10.26		0.74		0.05	(0.58)		0.21	(0.67)		—		—	(0.67)	(0.46)	9.80
For the Year Ended December 31, 2004
Class IA	10.06		0.58		—	0.12		0.70	(0.50)		—		—	(0.50)	0.20	10.26
For the Year Ended December 31, 2003
Class IA	8.49		0.19		—	1.75		1.94	(0.37)		—		—	(0.37)	1.57	10.06
For the Year Ended December 31, 2002
Class IA	9.64	(3)	0.63	(3)	—	(1.73	)(3)	(1.10)	(0.05	)(3)	—	(3)	—	(0.05)	(1.15)	8.49	(3)
Hartford Index HLS Fund
For the Year Ended December 31, 2006
Class IA	31.97		0.56		—	4.05		4.61	(0.56)		(3.66)		—	(4.22)	0.39	32.36
For the Year Ended December 31, 2005
Class IA	32.17		0.51		—	0.90		1.41	(0.61)		(1.00)		—	(1.61)	(0.20)	31.97
For the Year Ended December 31, 2004
Class IA	29.60		0.50		—	2.56		3.06	(0.39)		(0.10)		—	(0.49)	2.57	32.17
For the Year Ended December 31, 2003
Class IA	23.46		0.36		—	6.23		6.59	(0.37)		(0.08)		—	(0.45)	6.14	29.60
For the Year Ended December 31, 2002
Class IA	31.81	(3)	0.32	(3)	—	(8.29	)(3)	(7.97)	(0.28	)(3)	(0.10	)(3)	—	(0.38)	(8.35)	23.46	(3)
Hartford International Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	13.59		0.22		—	3.05		3.27	(0.40)		(1.23)		—	(1.63)	1.64	15.23
For the Year Ended December 31, 2005
Class IA	11.86		0.14		—	1.59		1.73	—		—		—	—	1.73	13.59
For the Year Ended December 31, 2004
Class IA	10.11		0.10		—	1.73		1.83	(0.08)		—		—	(0.08)	1.75	11.86
For the Year Ended December 31, 2003
Class IA	7.66		0.09		—	2.44		2.53	(0.08)		—		—	(0.08)	2.45	10.11
For the Year Ended December 31, 2002
Class IA .	9.53	(3)	0.17	(3)	—	(1.94	)(3)	(1.77)	(0.10	)(3)	—	(3)	—	(0.10)	(1.87)	7.66	(3)
Hartford MidCap HLS Fund
For the Year Ended December 31, 2006
Class IA	28.73		0.33		0.04	2.92		3.29	(0.33)		(4.70)		—	(5.03)	(1.74)	26.99
For the Year Ended December 31, 2005
Class IA	28.61		0.11		0.01	4.60		4.72	(0.12)		(4.48)		—	(4.60)	0.12	28.73
For the Year Ended December 31, 2004
Class IA	24.63		0.12		—	3.93		4.05	(0.07)		—		—	(0.07)	3.98	28.61
For the Year Ended December 31, 2003
Class IA	17.93		0.04		—	6.71		6.75	(0.05)		—		—	(0.05)	6.70	24.63
For the Year Ended December 31, 2002
Class IA	20.93	(3)	(0.01	)(3)	—	(2.99	)(3)	(3.00)	—	(3)	—	(3)	—	—	(3.00)	17.93	(3)
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IA	1.00		0.05		—	—		0.05	(0.05)		—		—	(0.05)	—	1.00
For the Year Ended December 31, 2005
Class IA .	1.00		0.03		—	—		0.03	(0.03)		—		—	(0.03)	—	1.00
For the Year Ended December 31, 2004
Class IA	1.00		—		—	—		—	—		—		—	—	—	1.00
For the Year Ended December 31, 2003
Class IA	1.00		0.01		—	—		0.01	(0.01)		—		—	(0.01)	—	1.00
For the Year Ended December 31, 2002
Class IA	1.00		0.01		—	—		0.01	(0.01)		—		—	(0.01)	—	1.00
Hartford Small Company HLS Fund
For the Year Ended December 31, 2006
Class IA	19.66		0.05		0.02	2.75		2.82	(0.04)		(3.37)		—	(3.41)	(0.59)	19.07
For the Year Ended December 31, 2005
Class IA	16.25		(0.04)		0.02	3.43		3.41	—		—		—	—	3.41	19.66
For the Year Ended December 31, 2004
Class IA	14.49		(0.07)		—	1.83		1.76	—		—		—	—	1.76	16.25
For the Year Ended December 31, 2003
Class IA	9.29		(0.04)		—	5.24		5.20	—		—		—	—	5.20	14.49
For the Year Ended December 31, 2002
Class IA	13.32	(3)	(0.08	)(3)	—	(3.95	)(3)	(4.03)	—	(3)	—	(3)	—	—	(4.03)	9.29	(3)

	— Ratios and Supplememental Data —
	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford High Yield HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA .	11.17	%(5)	$471,327	0.77%	0.72%	7.39%	160%
For the Year Ended December 31, 2005
Class IA	2.13	(5)	443,859	0.77	0.76	6.51	138
For the Year Ended December 31, 2004
Class IA	7.40		518,881	0.77	0.77	6.31	92
For the Year Ended December 31, 2003
Class IA	23.18		481,315	0.78	0.78	7.00	44
For the Year Ended December 31, 2002
Class IA	(6.89)		200,017	0.82	0.82	9.33	60
Hartford Index HLS Fund
For the Year Ended December 31, 2006
Class IA	15.46	(5)	1,598,176	0.42	0.33	1.60	4
For the Year Ended December 31, 2005
Class IA	4.50		1,701,424	0.42	0.42	1.46	5
For the Year Ended December 31, 2004
Class IA	10.39		1,973,470	0.44	0.44	1.60	5
For the Year Ended December 31, 2003
Class IA	28.13		1,934,490	0.44	0.44	1.40	3
For the Year Ended December 31, 2002
Class IA	(22.45)		1,553,260	0.44	0.44	1.18	15
Hartford International Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	24.46	(5)	1,596,055	0.75	0.75	1.47	119
For the Year Ended December 31, 2005
Class IA	14.62		1,251,426	0.78	0.78	1.22	120
For the Year Ended December 31, 2004
Class IA	18.08		1,054,884	0.80	0.80	1.13	142
For the Year Ended December 31, 2003
Class IA	33.10		823,760	0.83	0.83	1.08	144
For the Year Ended December 31, 2002
Class IA .	(17.93)		646,903	0.81	0.81	1.23	161
Hartford MidCap HLS Fund
For the Year Ended December 31, 2006
Class IA	11.74	(5)	2,606,275	0.68	0.68	1.06	89
For the Year Ended December 31, 2005
Class IA	16.78	(5)	2,529,805	0.70	0.70	0.39	70
For the Year Ended December 31, 2004
Class IA	16.44		2,193,649	0.70	0.70	0.47	60
For the Year Ended December 31, 2003
Class IA	37.67		1,946,881	0.72	0.72	0.20	75
For the Year Ended December 31, 2002
Class IA	(14.22)		1,340,265	0.72	0.72	0.09	90
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IA	4.69		1,558,433	0.48	0.48	4.63	—
For the Year Ended December 31, 2005
Class IA .	2.84		1,353,836	0.49	0.49	2.79	—
For the Year Ended December 31, 2004
Class IA	0.94		1,294,525	0.48	0.48	0.93	—
For the Year Ended December 31, 2003
Class IA	0.75		1,609,439	0.49	0.49	0.75	—
For the Year Ended December 31, 2002
Class IA	1.47		2,319,456	0.49	0.49	1.43	—
Hartford Small Company HLS Fund
For the Year Ended December 31, 2006
Class IA	14.43	(5)	1,138,830	0.73	0.73	0.21	177
For the Year Ended December 31, 2005
Class IA	21.01	(5)	1,017,271	0.75	0.75	(0.08)	106
For the Year Ended December 31, 2004
Class IA	12.18		904,912	0.75	0.75	(0.41)	141
For the Year Ended December 31, 2003
Class IA	55.87		851,283	0.76	0.76	(0.49)	171
For the Year Ended December 31, 2002
Class IA	(30.23)		495,074	0.77	0.77	(0.30)	222

Hartford HLS Funds
57

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(2) —

	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA	$11.27		$0.55		$—	$(0.01)		$0.54	$(0.57)		$—		$—	$(0.57)	$(0.03)	$11.24
For the Year Ended December 31, 2005
Class IA	11.94		0.44		—	(0.14)		0.30	(0.88)		(0.09)		—	(0.97)	(0.67)	11.27
For the Year Ended December 31, 2004
Class IA	12.32		0.40		—	0.12		0.52	(0.58)		(0.32)		—	(0.90)	(0.38)	11.94
For the Year Ended December 31, 2003
Class IA	11.95		0.36		—	0.57		0.93	(0.50)		(0.06)		—	(0.56)	0.37	12.32
For the Year Ended December 31, 2002
Class IA	11.46	(3)	0.56	(3)	—	(0.01	)(3)	0.55	(0.05	)(3)	(0.01	)(3)	—	(0.06)	0.49	11.95	(3)

	— Ratios and Supplememental Data —

	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA	4.80	%(5)	$3,041,321	0.50%	0.50%	4.82%	344%
For the Year Ended December 31, 2005
Class IA	2.45		2,745,115	0.50	0.50	4.09	190
For the Year Ended December 31, 2004
Class IA	4.62		2,507,021	0.50	0.50	3.72	164
For the Year Ended December 31, 2003
Class IA	7.85		2,332,343	0.50	0.50	3.74	215
For the Year Ended December 31, 2002
Class IA	10.08		2,145,266	0.51	0.51	5.58	108

(1)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 59.

(2)  Information presented relates to a share of capital stock outstanding for the indicated period.

(3)  Per shares amounts have been restated to reflect a reverse stock split for Classes IA and IB shares effective November 22, 2002.

(4)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)  Total return without the inclusion of the Payment from Affiliate, as noted on the Statement of Operations, can be found on page 60.

(6)  Per share amounts have been calculated using average shares outstanding method.

Hartford HLS Funds
58

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

Fund	For the year ended December 31, 2006 Class IA	For the year ended December 31, 2005 Class IA	For the year ended December 31, 2004 Class IA
Hartford Capital Appreciation HLS Fund	0.66%	0.67%	0.67%
Hartford Dividend and Growth HLS Fund	0.66%	0.66%	0.67%
Hartford Global Health HLS Fund	0.87%	0.86%	0.86%
Hartford Global Leaders HLS Fund	0.74%	0.68%	0.68%
Hartford Global Technology HLS Fund	0.93%	0.91%	0.83%
Hartford High Yield HLS Fund	0.72%	0.76%	0.77%
Hartford Index HLS Fund	0.33%	0.42%	0.44%
Hartford International Opportunities HLS Fund	0.73%	0.74%	0.74%
Hartford MidCap HLS Fund	0.66%	0.68%	0.68%
Hartford Money Market HLS Fund	0.48%	0.49%	0.48%
Hartford Small Company HLS Fund	0.70%	0.71%	0.70%
Hartford Total Return Bond HLS Fund	0.49%	0.50%	0.50%

Hartford HLS Funds
59

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total returns for the periods listed below would have been as follow:

Fund	For the year ended December 31, 2006 Impact from Payment from Affiliate for SEC Settlment Class IA	For the year ended December 31, 2006 Impact from Payment from (to) Affiliate for Unrestricted Transfers Class IA	For the year ended December 31, 2006 Total Return Excluding Payments from (to) Affiliate Class IA
Hartford Capital Appreciation HLS Fund	0.09%	—%	16.52%
Hartford Dividend and Growth HLS Fund	0.06%	0.01%	20.29%
Hartford Global Health HLS Fund	0.03%	—%	11.16%
Hartford Global Leaders HLS Fund	0.31%	—%	13.83%
Hartford Global Technology HLS Fund	0.06%	—%	10.29%
Hartford High Yield HLS Fund	—%	0.02%	11.15%
Hartford Index HLS Fund	—%	0.01%	15.45%
Hartford International Opportunities HLS Fund	0.02%	—%	24.44%
Hartford MidCap HLS Fund	0.15%	—%	11.59%
Hartford Small Company HLS Fund	0.14%	—%	14.29%
Hartford Total Return Bond HLS Fund	—%	—%	4.80%

Hartford HLS Funds
60

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semiannual Report to Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629

HARTFORD HLS FUNDS

CLASS IA SHARES

PROSPECTUS
MAY 1, 2007

HARTFORD ADVISERS HLS FUND

HARTFORD CAPITAL APPRECIATION HLS FUND

HARTFORD DISCIPLINED EQUITY HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD GLOBAL ADVISERS HLS FUND

HARTFORD GLOBAL HEALTH HLS FUND

HARTFORD GLOBAL LEADERS HLS FUND

HARTFORD GLOBAL TECHNOLOGY HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD HIGH YIELD HLS FUND

HARTFORD INDEX HLS FUND

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

HARTFORD MIDCAP HLS FUND

HARTFORD MIDCAP VALUE HLS FUND

HARTFORD MONEY MARKET HLS FUND

HARTFORD MORTGAGE SECURITIES HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD STOCK HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

HARTFORD VALUE OPPORTUNITIES HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[This page is intentionally left blank]

Hartford HLS Funds

INTRODUCTION

The Hartford HLS Funds are a family of mutual funds (each a "fund" and together the "funds") which may serve as underlying investment options for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. Certain Hartford HLS Funds may also serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of other insurance companies. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the funds permitted in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted by their plans. Each fund described in this prospectus has its own investment strategy and risk/reward profile.

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

Prior to May 1, 2002, Growth Opportunities HLS Fund and Value Opportunities HLS Fund offered only one class of shares which were re-designated as Class IA shares on April 30, 2002.

Growth Opportunities HLS Fund and Value Opportunities HLS Fund are investment portfolios of Hartford HLS Series Fund II, Inc. All other funds are investment portfolios of Hartford Series Fund, Inc.

Each fund is a diversified fund except for the funds listed below, which are non-diversified:

•  Global Health HLS Fund

•  Global Technology HLS Fund

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options offered in this prospectus.

The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HL Advisors and the sub-advisers is included under "Management of the Funds" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to the Retail Funds, some of which have names and investment objectives and strategies similar to those of certain funds offered in this prospectus. The funds are not duplicates of the Retail Funds and their performance will differ.

HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Hartford HLS Funds
2

HARTFORD ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Advisers HLS Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

•  equities,

•  debt securities, and

•  money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are in the discretion of Wellington Management Company, LLP ("Wellington Management"), and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies, in Wellington Management's opinion, that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

MAIN RISKS. The fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
3

HARTFORD ADVISERS HLS FUND

Manager allocation risk refers to the possibility that Wellington Management could allocate assets among different asset classes in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 13.92% (2nd quarter, 1997) and the lowest quarterly return was –9.84% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	10.70%	4.70%	7.41%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%
Lehman Brothers Government/ Credit Bond Index (reflects no deduction for fees or expenses)	3.78%	5.17%	6.26%

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

You cannot invest directly in an index.

Hartford HLS Funds
4

HARTFORD ADVISERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.64%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$65
Year 3	$205
Year 5	$357
Year 10	$798

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the equity portion of the fund since 2005 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the equity portion of the fund since 2005 and for clients of the firm for at least the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

John C. Keogh

•  Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Portfolio manager of the fixed income and money market portion of the fund since 2004 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1983

Christopher L. Gootkind, CFA

•  Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
5

HARTFORD CAPITAL APPRECIATION HLS FUND

As of January 3, 2005, the fund no longer offers or sells Class IA shares to separate accounts of insurance companies ("Separate Accounts"), except as follows: (1) any Dollar Cost Averaging, InvestEase, Asset Rebalancing Program or other administrative program established on or before February 28, 2005, that includes transfers of Contract Value or allocations to the fund will continue uninterrupted, (2) to certain owners of other investment products offered by The Hartford; and (3) to certain qualified retirement plans.

INVESTMENT GOAL. The Hartford Capital Appreciation HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund generally will not invest in securities of issuers with market capitalizations less than $2 billion.

Wellington Management seeks to achieve the Fund's investment goal of seeking growth of capital by employing two separate investment teams. The first team, comprised of Saul Pannell and Frank Catrickes working together, seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

The second team involves multiple portfolio managers who each separately manage a portion of the fund using different investment styles and in combination seek to achieve the fund's investment objective. The portfolio managers who collectively make up this team, and their respective investment styles, are as follows: David Palmer, David Fassnacht and James Mordy (contrarian value) seek to capitalize on market overreaction by identifying stocks with low valuations relative to growth potential; Nicolas Choumenkovitch (concentrated global) invests in companies around the globe across all market capitalizations and styles; Paul Marrkand (diversified growth) invests in leading companies ranked based on growth, valuation and quality; Peter Higgins (all cap opportunities) seeks opportunistic investments across all styles and capitalization ranges; Jeffrey Kripke (select opportunities) focuses on companies growing organically with expanding returns in attractive industries; and Mario Abularach (specialty growth) focuses on companies with improving operating fundamentals as a precursor to accelerating revenue growth and upward earnings revisions.

Although the portfolio managers' investment styles are intended to be complementary, each portfolio manager will make separate, independent investment decisions.

The percentage of the fund managed by any single portfolio manager or team may change without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
6

HARTFORD CAPITAL APPRECIATION HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 24.88% (4th quarter, 1998) and the lowest quarterly return was –19.04% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	16.61%	12.96%	14.17%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	15.72%	7.16%	8.64%

Index: The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

Hartford HLS Funds
7

HARTFORD CAPITAL APPRECIATION HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.63%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.67%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$68
Year 3	$214
Year 5	$373
Year 10	$835

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Team I

Saul J. Pannell, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 1991

•  Joined Wellington Management as an investment professional in 1974

Frank D. Catrickes, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 1998

•  Joined Wellington Management as an investment professional in 1998

Team II

Mario E. Abularach, CFA (specialty growth)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2001

Nicolas M. Choumenkovitch (concentrated global)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1995

David R. Fassnacht, CFA (contrarian value)

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1991

Peter I. Higgins, CFA (all cap opportunities)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

Jeffrey L. Kripke (select opportunities)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2001

Paul E. Marrkand, CFA (diversified growth)

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund as of 2007

•  Joined Wellington Management as an investment professional in 2005

•  Managing Director of US All/Mid Cap Growth Team from 2003 to 2005 and Senior Portfolio Manager from 1999 to 2003 at Putnam Investments

James N. Mordy (contrarian value)

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment in 1985 professional

David W. Palmer, CFA (contrarian value)

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2007 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
8

HARTFORD DISCIPLINED EQUITY HLS FUND

INVESTMENT GOAL. The Hartford Disciplined Equity HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY.  Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive value and momentum factors. Value factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Momentum factors seek to identify stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
9

HARTFORD DISCIPLINED EQUITY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 15.65% (4th quarter, 1999) and the lowest quarterly return was –16.48% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (May 29, 1998)
Class IA	12.45%	4.75%	5.52%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	4.73%[1]

1  Return is from 5/31/1998 – 12/31/2006.

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds
10

HARTFORD DISCIPLINED EQUITY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.72%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$74
Year 3	$230
Year 5	$401
Year 10	$894

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

James A. Rullo, CFA

•  Senior Vice President and Director of the Quantitative Investment Group of Wellington Management

•  Portfolio manager of the fund since inception (1998)

•  Joined Wellington Management as an investment professional in 1994

Mammen Chally, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (1998)

•  Joined Wellington Management in 1994 and has been an investment professional since 1996

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
11

HARTFORD DIVIDEND AND GROWTH HLS FUND

INVESTMENT GOAL. The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies within this index ranged from approximately $1 billion to $447 billion. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
12

HARTFORD DIVIDEND AND GROWTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 16.29% (2nd quarter, 1997) and the lowest quarterly return was –18.74% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	20.36%	9.29%	10.38%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	22.25%	10.86%	11.00%

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

Hartford HLS Funds
13

HARTFORD DIVIDEND AND GROWTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.64%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.67%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$68
Year 3	$214
Year 5	$373
Year 10	$835

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Edward P. Bousa, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since October 2001, co-manager of the fund from July 2001 through September 2001

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
14

HARTFORD GLOBAL ADVISERS HLS FUND

INVESTMENT GOAL. The Hartford Global Advisers HLS Fund seeks maximum long-term total rate of return.

PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. The fund invests in securities denominated in both U.S. dollars and foreign currencies and may trade in both U.S. or in foreign markets.

The fund actively allocates its assets among three categories:

•  equity securities,

•  debt securities, and

•  money market instruments.

The equity portion of the fund invests in common stocks of high-quality growth companies worldwide. The companies identified for investment are, in the opinion of Wellington Management, leaders in their respective industries as indicated by an established market presence and strong global, regional or national competitive positions. Under normal market and economic conditions, the fund will seek to diversify its investments in securities of issuers among a number of different countries throughout the world, one of which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The equity portion of the fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $294 million to $447 billion. The fund's investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund.

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody's or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly known as "junk bonds." Such securities may be rated as low as "C" by Moody's or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) transactions designed to minimize the impact of currency movements on the fund. The fund may trade securities actively.

Hartford HLS Funds
15

HARTFORD GLOBAL ADVISERS HLS FUND

MAIN RISKS. The primary risks of this fund are stock market risk, interest rate risk, credit risk, prepayment risk, derivative risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

The fund may use derivatives for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), as well as for gaining exposure to certain markets and/or issuers and managing the effective maturity or duration of debt instruments. The value of these derivative instruments rise or fall depending on the price movements of the underlying asset, reference rate, or index and may rise or fall more rapidly than other investments. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged. Derivatives are subject to a number of risks, such as interest rate risk, credit risk, stock market risk and manager allocation risk, depending on the type of underlying asset, reference rate or index.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
16

HARTFORD GLOBAL ADVISERS HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 13.17% (4th quarter, 1999) and the lowest quarterly return was –10.68% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	8.84%	7.14%	6.18%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	15.48%	7.80%	6.14%
Lehman Brothers Global Aggregate Index USD Hedged (reflects no deduction for fees or expenses)	3.66%	4.91%	6.25%

Indices: The Morgan Stanley Capital International ("MSCI") World Growth Index is a broad-based unmanaged market capitalization weighted total return index which measures performance of growth securities in 23 developed-country global equity markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

The Lehman Brothers Global Aggregate Index USD Hedged ("Lehman Brothers Global Aggregate Index") provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities).

You cannot invest directly in an index.

Hartford HLS Funds
17

HARTFORD GLOBAL ADVISERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.76%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total operating expenses	0.82%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$84
Year 3	$262
Year 5	$455
Year 10	$1,014

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The equity component of the fund is managed by Wellington Management using a team of investment professionals led by Andrew S. Offit.

Andrew S. Offit, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the equity component of the fund since 2001 and associate manager of the equity component of the fund since 1997

•  Joined Wellington Management as an investment professional in 1997

Matthew D. Hudson, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006

•  Joined Wellington Management in 2005 as an investment professional involved in portfolio management and securities analysis

•  Portfolio Manager and Analyst at American Century Investment Management (2000-2005)

Jean-Marc Berteaux

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis of the equity component of the fund since 2004 and for the firm for the past five years

•  Joined Wellington Management as an investment professional in 2001

The debt component of the fund is managed by Wellington Management using a team of investment professionals led by Robert L. Evans.

Robert L. Evans

•  Senior Vice President and Fixed Income Portfolio Manager of Wellington Management

•  Portfolio manager of the debt component of the fund since inception (1995)

•  Joined Wellington Management as an investment professional in 1995

Scott M. Elliott

•  Senior Vice President and Director of Asset Allocation Strategies of Wellington Management

•  Portfolio manager of the asset allocation of the fund since 2001

•  Joined Wellington Management as an investment professional in 1994

Evan S. Grace, CFA

•  Vice President and Director of Asset Allocation Research of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for the firm for the past four years

•  Joined Wellington Management as an investment professional in 2003

•  Head of the Equity Quantitative Research Group and Asset Allocation Portfolio Management Team at State Street Research (1993-2003)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
18

HARTFORD GLOBAL HEALTH HLS FUND

INVESTMENT GOAL. The Hartford Global Health HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of health care-related companies worldwide. The focus of the fund's investment process is stock selection through fundamental analysis. The fund takes a broad approach to investing in the health care sector. It may invest in health-related companies, including companies in the pharmaceuticals, biotechnology, medical delivery, medical products, medical services, managed health care, health information services and emerging health-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The fund's approach to investing in the health care sector is based on in-depth understanding of medical science, regulatory developments, reimbursement policy trends, and individual company business franchises. The fund will seek to exploit favorable trends for the health care sector including demographics.

The fund will also seek to invest in health care companies that benefit from the trend toward global consolidation, the biotechnology revolution and advances in software, integrated circuits and biocompatible materials. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Investments in the fund are allocated across the major subsectors of the health care sector. Wellington Management may favor certain subsectors at times based upon the relative attractiveness of stocks within these subsectors, near term macroeconomic factors and the availability of such stocks at attractive prices. Some representation is typically maintained in each major subsector of the health care sector.

Stocks considered for purchase by the fund typically share one or more of the following attributes:

•  The company's business franchise is temporarily mispriced,

•  The market under-values the new product pipelines,

•  The company has opportunities due to changes in reimbursement policy (for example, the privatization of health care services abroad), or

•  The company is a target of opportunity due to industry consolidation.

Stocks will be considered for sale from the fund when:

•  Target prices are achieved,

•  Fundamental expectations are not met,

•  A company's prospects become less appealing, or

•  Equity securities of other comparable issuers in an industry are available at more attractive prices

Wellington Management seeks companies with attractive entry valuations, defined as those stocks where the price is not already fully exploited by other investors.

The fund will be relatively focused with regard to both position size and the industries comprising the health care sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets.

Hartford HLS Funds
19

HARTFORD GLOBAL HEALTH HLS FUND

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the health care sector, including pharmaceuticals, medical products and health services. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Health care products and services are generally subject to government regulation, and changes in laws or regulations could adversely impact the market value of securities and the fund's overall performance.

Government regulation could have a significant, adverse impact on the price and availability of a company's products and services. Lawsuits and regulatory proceedings which may be brought against the issuers of securities could also adversely impact the market value of securities and the fund's overall performance. Companies in which the fund may invest can be significantly affected by, among other things, patent considerations, intense competition and rapid technological change and obsolescence.

Foreign investments may be more risky than domestic investments. Investments in the securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
20

HARTFORD GLOBAL HEALTH HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.57% (2nd quarter, 2003) and the lowest quarterly return was –14.75% (2nd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (May 1, 2000)
Class IA	11.19%	9.15%	13.61%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	1.30%[1]
Goldman Sachs Health Care Index (reflects no deduction for fees or expenses)	5.42%	4.09%	5.09%[1]

1  Return is from 4/30/2000 – 12/31/2006.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index based on United States headquartered health care companies. Stocks in the index are weighted such that each stock is no more than 7.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and be traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

You cannot invest directly in an index.

Hartford HLS Funds
21

HARTFORD GLOBAL HEALTH HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.83%
Distribution and service (12b-1) fees	None
Other expenses	0.05%
Total operating expenses	0.88%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$90
Year 3	$281
Year 5	$488
Year 10	$1,084

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team of global industry analysts that specialize in the health care sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among the various sectors within the healthcare industry are made collectively by the team.

Joseph H. Schwartz, CFA

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the medical technology sector

•  Joined Wellington Management as an investment professional in 1983

Jean M. Hynes, CFA

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the pharmaceutical and biotechnology sectors

•  Joined Wellington Management in 1991 and has been an investment professional since 1993

Ann C. Gallo

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the healthcare services sector

•  Joined Wellington Management as an investment professional in 1998

Kirk J. Mayer, CFA

•  Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the imaging, genomics and biotechnology sectors

•  Joined Wellington Management as an investment professional in 1998

Robert L. Deresiewicz

•  Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2004 focused primarily on the biotechnology sector and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
22

HARTFORD GLOBAL LEADERS HLS FUND

INVESTMENT GOAL. The Hartford Global Leaders HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks issued by companies worldwide. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI World Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $294 million to $447 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI World Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities very actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
23

HARTFORD GLOBAL LEADERS HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 32.82% (4th quarter, 1999) and the lowest quarterly return was –20.03% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (September 30, 1998)
Class IA	14.14%	8.78%	10.86%
Morgan Stanley Capital International World Growth Index (reflects no deduction for fees or expenses)	15.48%	7.80%	4.58%

Index: The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

Hartford HLS Funds
24

HARTFORD GLOBAL LEADERS HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total operating expenses	0.76%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$78
Year 3	$243
Year 5	$422
Year 10	$942

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Andrew S. Offit, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (1998)

•  Joined Wellington Management as an investment professional in 1997

Jean-Marc Berteaux

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001

•  Joined Wellington Management as an investment professional in 2001

Matthew D. Hudson, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager and Analyst at American Century Investment Management (2000-2005)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
25

HARTFORD GLOBAL TECHNOLOGY HLS FUND

INVESTMENT GOAL. The Hartford Global Technology HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in the equity securities of technology-related companies worldwide. The fund takes a broad approach to investing in the technology sector. It may invest in technology-related companies, including companies in the computer software, computer hardware, semiconductors and equipment, communications equipment, internet, IT services, and emerging technology-related subsectors. The fund will invest in securities of issuers among a number of different countries throughout the world, one of which may be the United States; however the fund has no limit on the amount of assets that must be invested in each country.

The focus of the fund's investment process is stock selection through fundamental analysis. The fund's approach to investing in the technology sector is based on analyzing the competitive outlook for various subsectors of the technology sector, identifying those subsectors likely to benefit from the current and expected future environment and identifying individual opportunities.

Wellington Management's evaluation of technology companies rests on its solid knowledge of the overall competitive environment, including supply and demand characteristics, secular trends, existing product evaluations and new product developments within the technology sector. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Subsector allocation within the fund reflects Wellington Management's opinion of the relative attractiveness of stocks within the subsectors of the technology sector, macroeconomic trends such as price levels, unemployment, inflation and industrial production that may detract or enhance the subsector's attractiveness and the number of underdeveloped opportunities in each subsector. Opportunities dictate the magnitude and frequency of changes in asset allocation across the major subsectors of the technology sector. Some representation is typically maintained in each major subsector of the technology sector.

Stocks considered for purchase by the fund typically share, in Wellington Management's opinion, one or more of the following attributes:

•  A positive change in operating results is anticipated,

•  Unrecognized or undervalued capabilities are present, or

•  The quality of management indicates that these factors will be converted to shareholder value.

Stocks will be considered for sale from the fund when:

•  Target prices are achieved,

•  Earnings and/or return expectations are reduced due to fundamental changes in the company's operating outlook, or

•  More attractive value in a comparable company is available.

The fund will be relatively focused with regard to both position size and the industries comprising the technology sector. The fund may invest in securities of companies of any market capitalization. The fund will be close to fully invested; cash balances normally will not exceed 10% of total assets. The fund may trade securities actively.

Hartford HLS Funds
26

HARTFORD GLOBAL TECHNOLOGY HLS FUND

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

The fund's investments are focused in the industries comprising the technology sector, including computers and computer equipment, software and computer services, electronics, and communication equipment. This means that the fund may have greater market fluctuation and price volatility than a fund that is less focused. Financial, business and economic factors may have a greater impact on a fund of this kind than on a broadly diversified fund. Similarly, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, it is subject to greater financial risk than a fund that maintains a more broadly diversified portfolio.

Competition in the sector may cause technology companies to cut prices significantly, which can adversely affect the profitability of companies that make up the fund's portfolio. In addition, because of rapid technological developments, products or services which are offered by technology companies may become obsolete or may be produced for a relatively short time, which could adversely affect the price of the issuers' securities. This means that the fund's returns may be more volatile than the returns of a fund which is not subject to these risk factors.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
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HARTFORD GLOBAL TECHNOLOGY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 40.28% (4th quarter, 2001) and the lowest quarterly return was –38.32% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (May 1, 2000)
Class IA	10.35%	4.28%	–7.46%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	1.30%[1]
Goldman Sachs Technology Composite Index (reflects no deduction for fees or expenses)	8.96%	1.05%	–11.50%[1]

1  Return is from 4/30/2000 – 12/31/2006.

Indices: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks.

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index based on United States-headquartered technology companies. Stocks in the index are weighted such that each stock is no more than 8.5% of the market capitalization as of the most recent reconstitution date. The companies included in the index must be common stocks and traded on the American Stock Exchange, Nasdaq or the New York Stock Exchange and meet certain established market capitalization levels.

You cannot invest directly in an index.

Hartford HLS Funds
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HARTFORD GLOBAL TECHNOLOGY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total operating expenses	0.96%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$98
Year 3	$306
Year 5	$531
Year 10	$1,178

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team of global industry analysts that specialize in the technology sector since its inception in 2000. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors within the technology industry are made collectively by the team.

Scott E. Simpson

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the software and internet sectors

•  Joined Wellington Management as an investment professional in 1995

John F. Averill, CFA

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the communications equipment and components sectors

•  Joined Wellington Management as an investment professional in 1994

Eric C. Stromquist

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the semiconductor and computer hardware sectors

•  Joined Wellington Management as an investment professional in 1989

Bruce L. Glazer

•  Senior Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since inception (2000) focused primarily on the business information technology and computer services sectors

•  Joined Wellington Management as an investment professional in 1997

Anita M. Killian, CFA

•  Vice President and Global Industry Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the communications equipment and components sectors and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2000

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
29

HARTFORD GROWTH OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford Growth Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
30

HARTFORD GROWTH OPPORTUNITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 44.29% (4th quarter, 1999) and the lowest quarterly return was –23.35% (1st quarter, 2001).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	12.05%	9.70%	10.22%
Russell 3000 Growth Index (reflects no deduction for fees or expenses)	9.46%	3.02%	5.34%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Index: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

Hartford HLS Funds
31

HARTFORD GROWTH OPPORTUNITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.61%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.65%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$66
Year 3	$208
Year 5	$362
Year 10	$810

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Michael T. Carmen, CFA, CPA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2001

•  Joined Wellington Management as an investment professional in 1999

Mario E. Abularach, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past five years

•  Joined Wellington Management as an investment professional in 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
32

HARTFORD HIGH YIELD HLS FUND

INVESTMENT GOAL. The Hartford High Yield HLS Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"), to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management's High Yield Team uses what is sometimes referred to as a "bottom-up" analysis in its credit underwriting and securities valuation discipline to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities. In this process, Hartford Investment Management assesses such factors as an issuer's business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure. Hartford Investment Management's economic outlook is also an important input in overlaying a "top-down" view of the economy in the construction of the fund's interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. The fund may trade securities actively.

Hartford HLS Funds
33

HARTFORD HIGH YIELD HLS FUND

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
34

HARTFORD HIGH YIELD HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 8.34% (2nd quarter, 2003) and the lowest quarterly return was –5.94% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (September 30, 1998)
Class IA	11.17%	6.94%	5.66%
Lehman Brothers High Yield Corporate Index (reflects no deduction for fees or expenses)	11.85%	10.18%	6.50%

Index: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.

Hartford HLS Funds
35

HARTFORD HIGH YIELD HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.73%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses[1]	0.77%

1  HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.68% and the total annual operating expenses are 0.72%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$79
Year 3	$246
Year 5	$428
Year 10	$954

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Mark Niland, CFA

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since September 2005

•  Joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

James Serhant, CFA

•  Senior Vice President and Senior Investment Analyst of Hartford Investment Management

•  Portfolio manager of the fund since August 2006

•  Joined Hartford Investment Management in 2005

•  Prior to joining the firm, Mr. Serhant was Vice President and Senior Research Analyst at Delaware Investments (2001-2005), and Vice President and Senior Fixed Income Research Analyst at JP Morgan Securities, Inc. (1997-2000).

Nasri Toutoungi

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since September 2005

•  Joined Hartford Investment Management in 2003

•  Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
36

HARTFORD INDEX HLS FUND

INVESTMENT GOAL. The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.

PRINCIPAL INVESTMENT STRATEGY. The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index") as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the fund's sub-adviser, Hartford Investment Management, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.

The portfolio manager generally invests in no fewer than 495 stocks included in the Index. Hartford Investment Management selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments. The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P")1 chooses the stocks to be included in the Index on a proprietary basis. The Index is float adjusted, meaning that each company's number of shares in the Index represents the total shares available to investors. This index methodology excludes significant share positions that are closely held by other publicly traded companies, control groups, or government agencies. The weightings of stocks in the Index are based on each stock's relative market value available in the public market, that is, its market price per share times the number of shares outstanding times its investable weight factor. Because of this weighting, as of December 31, 2006, approximately 45 percent of the Index was composed of the forty largest companies, the five largest being Exxon Mobile Corporation, General Electric Company, Microsoft Corporation, Citigroup, Inc., and Bank of America Corporation.

Hartford Investment Management does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.

The fund's ability to approximate the performance of the Index depends to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.

The fund's portfolio is broadly diversified by industry and company.

1  "Standard & Poor's"®, "S&P"®, "S&P 500"®, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Hartford HLS Funds
37

HARTFORD INDEX HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 21.17% (4th quarter, 1998) and the lowest quarterly return was –17.30% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	15.46%	5.77%	7.95%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds
38

HARTFORD INDEX HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses[1]	0.34%

1  Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$35
Year 3	$109
Year 5	$191
Year 10	$431

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Deane Gyllenhaal

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since November 2006

•  Joined Hartford Investment Management in September 2006

•  Investment professional involved in portfolio management, research and product development since 1990

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
39

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

INVESTMENT GOAL. The Hartford International Opportunities HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues. This proprietary research takes into account each company's long-term history as well as our analysts' forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in large and mid capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the MSCI AC World ex US Index. As of December 31, 2006 the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $106 million and $272 billion. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries do not perform as expected, or if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
40

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.16% (4th quarter, 1999) and the lowest quarterly return was –21.71% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	24.46%	12.97%	7.01%
MSCI AC World ex US Index (reflects no deductions for fees or expenses)	27.16%	16.87%	8.59%

Index: The Morgan Stanley Capital International All Country World ex US ("MSCI AC World ex US") Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U. S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

Hartford HLS Funds
41

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.67%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total operating expenses	0.75%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$77
Year 3	$240
Year 5	$417
Year 10	$930

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Nicolas M. Choumenkovitch

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio Manager of the fund since 2006 and has been involved in portfolio management and securities analysis for the fund since 2000

•  Joined Wellington Management as an investment professional in 1995

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
42

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $23 million to $34 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis. The fund seeks companies that, in Wellington Management's opinion, exhibit some combination of:

•  a well-articulated business plan,

•  experienced management,

•  a sustainable competitive advantage, and

•  strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities. The fund may trade securities actively.

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
43

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.67% (2nd quarter, 2003) and the lowest quarterly return was –17.70% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (April 30, 2001)
Class IA	29.34%	21.23%	17.20%
S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index (reflects no deduction for fees or expenses)	26.55%	24.56%	18.55%

Index: The S&P/Citigroup Extended Market Euro-Pacific (EMI EPAC) Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the US and Canada. You cannot invest directly in an index.

Hartford HLS Funds
44

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.84%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total operating expenses	0.93%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$95
Year 3	$296
Year 5	$515
Year 10	$1,143

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Simon H. Thomas

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2006 and has been involved in portfolio management and securities analysis for the firm for the past five years

•  Joined the firm as an investment professional in 2002

Daniel Maguire, CFA

•  Assistant Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past three years

•  Joined the firm as an investment professional in 2004

•  Equity Analyst at Insight Investment Management in the UK (2003-2004)

•  Equity Analyst at HSBC Investment Bank (2000-2003)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

Hartford HLS Funds
45

HARTFORD MIDCAP HLS FUND

As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund no longer offers or sells Class IA shares to qualified retirement plans ("Plans") or to separate accounts of insurance companies ("Separate Accounts"), except as follows: (1) to Separate Accounts through which group variable annuity contracts or funding agreements are issued to certain qualified retirement plans and certain state or municipal employee benefit plans in connection with such contracts issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual or "corporate-owned" variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (3) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs or asset allocation programs in which owners of variable annuity contracts enrolled prior to that date, and (4) directly to certain Plans and certain state or municipal employee benefit plans that included The Hartford MidCap Fund or The Hartford MidCap HLS Fund as an investment option prior to August 16, 2004 and that offer the fund as an investment option.

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P 400 MidCap Indices. As of December 31, 2006, this range was between approximately $522 million and $20 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a bottom up investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management serves as the fund's investment sub-adviser. Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
46

HARTFORD MIDCAP HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 30.49% (4th quarter, 1999) and the lowest quarterly return was –18.53% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (July 14, 1997)
Class IA	11.74%	12.40%	17.86%
S&P 400 MidCap Index (reflects no deduction for fees or expenses)	10.32%	10.89%	12.23%[1]

1  Return is from 6/30/1997 – 12/31/2006.

Index: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

Hartford HLS Funds
47

HARTFORD MIDCAP HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.66%
Distribution and service (12b-1) fees	None
Other expenses	0.02%
Total operating expenses	0.68%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$69
Year 3	$218
Year 5	$379
Year 10	$847

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Phillip H. Perelmuter

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (1997)

•  Joined Wellington Management as an investment professional in 1995

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
48

HARTFORD MIDCAP VALUE HLS FUND

As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund no longer offers or sells Class IA shares to Plans or to Separate Accounts, except as follows: (1) to Separate Accounts through which individual variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs in which owners of variable annuity contracts enrolled prior to that date, and (3) directly to certain Plans and certain state or municipal employee benefit plans to which shares were issued before August 16, 2004 and that offer the fund as an investment option.

INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P 400 MidCap Indices. As of December 31, 2006, this range was between approximately $522 million and $20 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers, in Wellington Management's opinion, have the most compelling blend of the following attributes:

•  high fundamental investment value,

•  a strong management team, and

•  strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management serves as the fund's investment sub-adviser. Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

Hartford HLS Funds
49

HARTFORD MIDCAP VALUE HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 20.74% (2nd quarter, 2003) and the lowest quarterly return was –20.11% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (April 30, 2001)
Class IA	17.88%	13.45%	11.68%
Russell 2500 Value Index (reflects no deduction for fees or expenses)	20.18%	15.51%	14.70%

Index: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

Hartford HLS Funds
50

HARTFORD MIDCAP VALUE HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.78%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$80
Year 3	$249
Year 5	$433
Year 10	$966

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

James N. Mordy

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (2001)

•  Joined Wellington Management as an investment professional in 1985

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
51

HARTFORD MONEY MARKET HLS FUND

INVESTMENT GOAL. The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the fund's sub-adviser, Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

Hartford HLS Funds
52

HARTFORD MONEY MARKET HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 1.57% (4th quarter, 2000) and the lowest quarterly return was 0.16% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.69%	2.12%	3.59%
60-Day Treasury Bill Index (reflects no deduction for fees or expenses)	4.67%	2.34%	3.60%

Index: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-800-862-6668 for the fund's most recent current and effective yield information.

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HARTFORD MONEY MARKET HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees[1]	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses[1]	0.48%

1  Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.43%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$49
Year 3	$154
Year 5	$269
Year 10	$604

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Robert Crusha

•  Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2002

•  Joined Hartford Investment Management in 1993

•  Investment professional involved in trading and portfolio management since 1995

Adam Tonkinson

•  Assistant Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2007 and Assistant portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 2001

•  Investment professional involved in securities analysis since 2001 and securities trading since 2002

•  Prior to joining Hartford Investment Management, attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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54

HARTFORD MORTGAGE SECURITIES HLS FUND

INVESTMENT GOAL. The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of its assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations, or (ii) rated "A" or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by Hartford Investment Management. These U.S. Government agencies, instrumentalities or sponsored corporations may include the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when Hartford Investment Management deems such investments to be consistent with the fund's investment objective; however, no such investments are made in excess of 20% of the fund's total assets. Such investments are considered mortgage-related securities for purposes of the investment strategy that the fund invest at least 80% of its assets in mortgage-related securities.

In addition, the fund may invest in mortgage-related securities known as collateralized mortgage obligations, including residential and commercial mortgage-backed securities which are issued by governmental agencies or private entities.

The fund may also purchase asset-backed securities. The fund may trade securities actively.

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, prepayment risk, and manager risk. You could lose money as a result of your investment.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Prepayment risk refers to the possibility that any mortgage securities held by the fund may be adversely affected by changes in prepayment rates on the underlying mortgages. If prepayments increase as a result of lower interest rates the fund may have to invest a portion of its assets at lower rates.

Hartford Investment Management's investment strategy significantly influences the fund's performance. Mortgage securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other categories. Similarly, if the manager's selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
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HARTFORD MORTGAGE SECURITIES HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 3.83% (3rd quarter, 2001) and the lowest quarterly return was –1.32% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.68%	4.30%	5.62%
Lehman Mortgage-Backed Securities Index (reflects no deduction for fees or expenses)	5.23%	4.84%	6.16%

Index: Lehman Mortgage-Backed Securities Index is an index of mortgage backed pass-through securities of the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation. You cannot invest directly in an index.

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56

HARTFORD MORTGAGE SECURITIES HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.49%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$50
Year 3	$157
Year 5	$274
Year 10	$616

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Christopher Hanlon

•  Senior Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2004

•  Joined Hartford Investment Management in 1988 and has served as a portfolio manager since 1994

Russell M. Regenauer

•  Senior Vice President of Hartford Investment Management

•  Portfolio manager of the fund since 2003

•  Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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57

HARTFORD SMALL COMPANY HLS FUND

INVESTMENT GOAL. The Hartford Small Company HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2006, this range was between approximately $39 million and $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Hartford Investment Management and Wellington Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential capital appreciation. Wellington Management selects securities of companies that, in its opinion:

•  have potential for above-average earnings growth,

•  are undervalued in relation to their investment potential,

•  have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

•  are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gain.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

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58

HARTFORD SMALL COMPANY HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the fund. The effect of IPOs on the fund's performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchases IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 35.93% (4th quarter, 1999) and the lowest quarterly return was –23.59% (3rd quarter, 2001).

Average annual total returns for periods ending 12/31/2006

	1 year	5 years	10 years
Class IA	14.43%	11.06%	10.59%
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	13.35%	6.93%	4.88%

Index: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

Hartford HLS Funds
59

HARTFORD SMALL COMPANY HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.72%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$74
Year 3	$230
Year 5	$401
Year 10	$894

SUB-ADVISERS

Hartford Investment Management

Wellington Management

PORTFOLIO MANAGEMENT

Hartford Investment Management Company

Hugh Whelan

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since April 2007

•  Joined Hartford Investment Management in 2005

•  From 2001 until joining Hartford Investment Management Mr. Whelan was an investment professional at ING

Wellington Management Company, LLP

Steven C. Angeli, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2000

•  Joined Wellington Management as an investment professional in 1994

Stephen C. Mortimer

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001

Mario E. Abularach, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 2001

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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60

HARTFORD STOCK HLS FUND

INVESTMENT GOAL. The Hartford Stock HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

In general, the fund seeks to invest in companies that, in Wellington Management's opinion, demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $1 billion to $447 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
61

HARTFORD STOCK HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.17% (4th quarter, 1998) and the lowest quarterly return was –17.30% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	14.65%	4.64%	7.95%
S&P 500 Index (reflects no deduction for fees or expenses)	15.78%	6.19%	8.42%

Index: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

Hartford HLS Funds
62

HARTFORD STOCK HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.46%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total operating expenses	0.49%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$50
Year 3	$157
Year 5	$274
Year 10	$616

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Steven T. Irons, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since 2005 and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1993

Peter I. Higgins, CFA

•  Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis of the equity portion of the fund since 2005 and for clients of the firm for the past two years

•  Joined Wellington Management as an investment professional in 2005

•  Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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63

Hartford Total Return Bond HLS Fund

INVESTMENT GOAL. The Hartford Total Return Bond HLS Fund seeks competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

The fund normally invests at least 70% of its total assets in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by the fund's sub-adviser, Hartford Investment Management, to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may utilize derivatives to manage portfolio risks or for other investment purposes.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a "top-down" analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a yield perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

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Hartford Total Return Bond HLS Fund

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance).

Hartford HLS Funds
65

Hartford Total Return Bond HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied over the last ten calendar years, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 4.22% (4th quarter, 2002) and the lowest quarterly return was –2.23% (2nd quarter, 2004).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA	4.80%	5.93%	6.71%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	4.33%	5.06%	6.24%

Index: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

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Hartford Total Return Bond HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.46%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total operating expenses	0.50%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$51
Year 3	$160
Year 5	$280
Year 10	$628

SUB-ADVISER

Hartford Investment Management

PORTFOLIO MANAGEMENT

Nasri Toutoungi

•  Managing Director of Hartford Investment Management

•  Portfolio manager of the fund since 2003

•  Joined Hartford Investment Management in 2003

•  Previously, Managing Director of Blackrock, Inc. from 1998 to January 2002, and a Director and Partner of Rogge Global Partners from 1997 to 1998

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

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Hartford Value Opportunities HLS Fund

INVESTMENT GOAL. The Hartford Value Opportunities HLS Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, the issuer's earnings power, and growth potential. Stocks are selected whose issuers, in Wellington Management's opinion, have the most compelling blend of the following attributes:

•  high fundamental investment value,

•  a strong management team, and

•  strong industry position.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

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Hartford Value Opportunities HLS Fund

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers. The following information includes the fund's performance when it was managed by a previous investment adviser.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 22.05% (2nd quarter, 2003) and the lowest quarterly return was –18.32% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	10 years
Class IA1	19.02%	10.29%	10.92%
Russell 3000 Value Index (reflects no deduction for fees or expenses)	22.34%	11.20%	11.11%
Russell 1000 Value Index (reflects no deduction for fees or expenses)	22.25%	10.86%	11.00%

1  The fund's shares were re-designated as Class IA shares on April 30, 2002.

Indices: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

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Hartford Value Opportunities HLS Fund

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.62%
Distribution and service (12b-1) fees	None
Other expenses	0.02%
Total operating expenses	0.64%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$65
Year 3	$205
Year 5	$357
Year 10	$798

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors are made collectively by the team.

David R. Fassnacht, CFA

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the communications services, media, pharmaceutical, airline and chemical industries

•  Joined Wellington Management as an investment professional in 1991

James N. Mordy

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2001 focused primarily on the technology, energy, construction and utilities sectors

•  Joined Wellington Management as an investment professional in 1985

David W. Palmer, CFA

•  Vice President and Equity Research Analyst of Wellington Management

•  Involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the metals, rail, energy and specialty finance sectors and for clients of the firm for at least the past five years

•  Joined Wellington Management as an investment professional in 1998

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

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Investment Risks Generally

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds, except for Money Market HLS Fund and Mortgage Securities HLS Fund may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Advisers HLS Fund, Global Advisers HLS Fund, High Yield HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and Total Return Bond HLS Fund may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, each fund (other than Money Market HLS Fund, which invests in high-quality money market securities at all times as its principal investment strategy) may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

Each fund (other than Money Market HLS Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for Global Advisers HLS Fund, International Small Company HLS Fund and Total Return Bond HLS Fund only.

Foreign Investments

Except as noted below, each fund may invest in securities of foreign issuers and non-dollar securities as part of their principal investment strategy. Money Market HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and loans, as part of its principal investment strategy. Index HLS Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities and not as part of its principal investment strategy. Mortgage Securities HLS Fund may hold foreign investments, but not as part of its principal investment strategy.

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Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

Capital Appreciation HLS Fund, International Opportunities HLS Fund and International Small Company HLS Fund may invest in emerging markets as part of their principal investment strategy. Each other fund, except Money Market HLS Fund, may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

Global Health HLS Fund, Global Technology HLS Fund, Growth Opportunities HLS Fund, International Small Company HLS Fund, Small Company HLS Fund and Value Opportunities HLS Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Each other fund, except Money Market HLS Fund and Mortgage Securities HLS Fund, may hold securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel

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for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About Each Fund's Investment Goal

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The following funds may have relatively high portfolio turnover:

•  Global Advisers HLS Fund

•  Global Leaders HLS Fund

•  Global Technology HLS Fund

•  Growth Opportunities HLS Fund

•  High Yield HLS Fund

•  International Opportunities HLS Fund

•  International Small Company HLS Fund

•  Mortgage Securities HLS Fund

•  Small Company HLS Fund

•  Total Return Bond HLS Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher

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brokerage expenses and transaction costs for a fund, and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

Disciplined Equity HLS Fund, Global Health HLS Fund, Global Technology HLS Fund, High Yield HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of that fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the five issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

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MANAGEMENT OF THE FUNDS

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to each fund. As investment manager, HL Advisors is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. In addition, Hartford Life provides administrative services to each fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the SEC under which they use a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Advisers

High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to High Yield HLS Fund, Index HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund and Total Return Bond HLS Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

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Advisers HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Health HLS Fund, Global Leaders HLS Fund, Global Technology HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Stock HLS Fund and Value Opportunities HLS Fund. Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, is the sub-adviser to Advisers HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Health HLS Fund, Global Leaders HLS Fund, Global Technology HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Stock HLS Fund and Value Opportunities HLS Fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Small Company HLS Fund. Hartford Investment Management and Wellington Management are the investment sub-advisers to Small Company HLS Fund.

Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2006, Hartford Investment Management had investment management authority over approximately $131.2 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

Advisers HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Health HLS Fund, Global Leaders HLS Fund, Global Technology HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, Midcap Value HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, Stock HLS Fund and Total Return Bond

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MANAGEMENT OF THE FUNDS

HLS Fund each pay a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). Each other fund pays a monthly management fee to HL Advisors for investment advisory and certain administrative services. These fees are based on a stated percentage of the fund's average daily net asset value as follows:

Global Health HLS Fund, Global Technology HLS Fund and International Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.850%
Next $250 Million	0.800%
Amount over $500 Million	0.750%

MidCap Value HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.825%
Next $250 Million	0.775%
Next $500 Million	0.725%
Amount over $1 Billion	0.675%

Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, International Opportunities HLS Fund and MidCap HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Amount over $1 Billion	0.625%

High Yield HLS Fund1

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Next $4 Billion	0.625%
Next $5 Billion	0.605%
Amount over $10 Billion	0.595%

1  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until October 31, 2007.

Small Company HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Next $500 Million	0.600%
Amount over $1.5 Billion	0.550%

Growth Opportunities HLS Fund and Value Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $100 Million	0.700%
Amount over $100 Million	0.600%

Advisers HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.680%
Next $250 Million	0.655%
Next $500 Million	0.645%
Amount over $1 Billion	0.595%

Stock HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Amount over $1 Billion	0.450%

Total Return Bond HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.525%
Next $250 Million	0.500%
Next $500 Million	0.475%
Next $4 Billion	0.450%
Next $5 Billion	0.430%
Amount over $10 Billion	0.420%

Money Market HLS Fund2 and Mortgage Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.450%
Next $3 Billion	0.400%
Next $5 Billion	0.380%
Amount over $10 Billion	0.370%

2  HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

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MANAGEMENT OF THE FUNDS

Index HLS Fund

Average Daily Net Assets	Annual Rate
First $2 Billion	0.300%
Next $3 Billion	0.200%
Next $5 Billion	0.180%
Amount over $10 Billion	0.170%

For the year ended December 31, 2006, Advisers HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Health HLS Fund, Global Leaders HLS Fund, Global Technology HLS Fund, High Yield HLS Fund, Index HLS Fund, International Opportunities HLS Fund, International Small Company HLS Fund, MidCap HLS Fund, Midcap Value HLS Fund, Money Market HLS Fund, Mortgage Securities HLS Fund, Small Company HLS Fund, Stock HLS Fund and Total Return Bond HLS Fund each paid management and administration fees to HL Advisors and Hartford Life, respectively (these management and administration fees are aggregated for the purposes of presentation in the table below). Each other fund paid management fees to HL Advisors. These fees, expressed as a percentage of net assets, were as follows:

Fund Name	Annual Rate
Advisers HLS Fund	0.60%
Capital Appreciation HLS Fund	0.63%
Disciplined Equity HLS Fund	0.68%
Dividend and Growth HLS Fund	0.64%
Global Advisers HLS Fund	0.76%
Global Health HLS Fund	0.83%
Global Leaders HLS Fund	0.70%
Global Technology HLS Fund	0.85%
Growth Opportunities HLS Fund	0.61%
High Yield HLS Fund	0.73%
Index HLS Fund	0.38%
International Opportunities HLS Fund	0.67%
International Small Company HLS Fund	0.84%
MidCap HLS Fund	0.66%
MidCap Value HLS Fund	0.75%
Money Market HLS Fund	0.45%
Mortgage Securities HLS Fund	0.45%
Small Company HLS Fund	0.69%
Stock HLS Fund	0.46%
Total Return Bond HLS Fund	0.46%
Value Opportunities HLS Fund	0.62%

A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is currently available in the funds' annual report to shareholders covering the period ending December 31, 2006.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Fund Shares

The funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds may also offer their shares to certain qualified retirement plans (the "Plans").

Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. For each fund, the two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the funds have the right to pay the redemption price of shares of the funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each fund's Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the funds on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below. This Servicing Compensation is not paid by you.

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Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for Money Market HLS Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations

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furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund, and in particular High Yield HLS Fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Money Market HLS Fund's investments are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by each fund's Board of Directors from time to time. The current policy for each fund, except Money Market HLS Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. Money Market HLS Fund currently declares dividends on a daily basis and pays them monthly.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the funds.

The funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the funds. In all cases, exchange activity among the funds occurs on an omnibus basis, which limits the ability of the funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the funds prevent the funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the funds. Further, many of the existing plan documents and agreements with third-party

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administrators for omnibus accounts do not contain terms that would enable the funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the funds' policy to require the funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the funds offer no more than one of the funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds will be better able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if

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the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the funds' defenses against harmful excessive trading in fund shares. For additional information concerning the funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in the prospectus.

Federal Income Taxes

For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc. or Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

Money Market HLS Fund may advertise yield and effective yield. The yield is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's

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return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(2) —																	— Ratios and Supplememental Data —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period		Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Advisers HLS Fund
For the Year Ended December 31, 2006
Class IA	$22.53		$0.58		$0.02	$1.81		$2.41	$(0.57)		$(1.77)		$—	$(2.34)	$0.07	$22.60		10.70	%(5)	$7,207,926	0.64%	0.64%	2.24%	87%
For the Year Ended December 31, 2005
Class IA	23.04		0.54		—	1.12		1.66	(0.77)		(1.04)		(0.36)	(2.17)	(0.51)	22.53		0.07		8,157,354	0.66	0.65	1.96	89
For the Year Ended December 31, 2004
Class IA	22.67		0.51		—	0.33		0.84	(0.47)		—		—	(0.47)	0.37	23.04		3.74		9,699,374	0.67	0.67	2.16	36
For the Year Ended December 31, 2003
Class IA	19.59		0.42		—	3.18		3.60	(0.52)		—		—	(0.52)	3.08	22.67		18.49		10,358,449	0.67	0.67	2.03	48
For the Year Ended December 31, 2002
Class IA	23.44	(3)	0.51	(3)	—	(4.10	)(3)	(3.59)	(0.26	)(3)	—	(3)	—	(0.26)	(3.85)	19.59	(3)	(13.79)		9,249,397	0.67	0.67	2.29	47
Hartford Capital Appreciation HLS Fund
For the Year Ended December 31, 2006
Class IA	52.99		0.50		0.04	7.88		8.42	(0.76)		(7.16)		—	(7.92)	0.50	53.49		16.61	(5)	11,746,831	0.67	0.67	0.82	73
For the Year Ended December 31, 2005
Class IA	53.43		0.45		—	7.57		8.02	(0.52)		(7.94)		—	(8.46)	(0.44)	52.99		15.55		11,317,561	0.70	0.70	0.78	97
For the Year Ended December 31, 2004
Class IA .	44.91		0.35		—	8.34		8.69	(0.17)		—		—	(0.17)	8.52	53.43		19.36		10,751,945	0.70	0.70	0.77	89
For the Year Ended December 31, 2003
Class IA	31.70		0.26		—	13.17		13.43	(0.22)		—		—	(0.22)	13.21	44.91		42.38		8,912,749	0.69	0.69	0.77	94
For the Year Ended December 31, 2002
Class IA	39.75	(3)	0.15	(3)	—	(8.01	)(3)	(7.86)	(0.19	)(3)	—	(3)	—	(0.19)	(8.05)	31.70	(3)	(19.70)		6,240,859	0.69	0.69	0.64	94
Hartford Disciplined Equity HLS Fund
For the Year Ended December 31, 2006
Class IA	12.66		0.14		0.01	1.42		1.57	(0.15)		—		—	(0.15)	1.42	14.08		12.45	(5)	1,401,619	0.72	0.72	1.19	63
For the Year Ended December 31, 2005
Class IA	12.02		0.12		—	0.67		0.79	(0.15)		—		—	(0.15)	0.64	12.66		6.58		1,019,703	0.74	0.74	1.07	58
For the Year Ended December 31, 2004
Class IA	11.20		0.16		—	0.79		0.95	(0.13)		—		—	(0.13)	0.82	12.02		8.41		770,938	0.75	0.75	1.53	62
For the Year Ended December 31, 2003
Class IA .	8.80		0.07		—	2.45		2.52	(0.12)		—		—	(0.12)	2.40	11.20		28.82		685,888	0.78	0.78	0.89	73
For the Year Ended December 31, 2002
Class IA	11.72	(3)	0.05	(3)	—	(2.97	)(3)	(2.92)	—	(3)	—	(3)	—	—	(2.92)	8.80	(3)	(24.65)		460,807	0.79	0.79	0.65	92
Hartford Dividend and Growth HLS Fund
For the Year Ended December 31, 2006
Class IA	20.74		0.40		0.01	3.77		4.18	(0.41)		(1.72)		—	(2.13)	2.05	22.79		20.36	(5)	5,671,552	0.67	0.67	1.77	27
For the Year Ended December 31, 2005
Class IA	20.83		0.36		—	0.87		1.23	(0.40)		(0.92)		—	(1.32)	(0.09)	20.74		5.96		4,978,773	0.67	0.67	1.70	26
For the Year Ended December 31, 2004
Class IA	18.77		0.32		—	2.01		2.33	(0.27)		—		—	(0.27)	2.06	20.83		12.42		4,719,663	0.68	0.68	1.73	27
For the Year Ended December 31, 2003
Class IA	15.09		0.24		—	3.79		4.03	(0.25)		(0.10)		—	(0.35)	3.68	18.77		26.80		3,927,415	0.69	0.69	1.61	31
For the Year Ended December 31, 2002
Class IA	18.80	(3)	0.25	(3)	—	(3.64	)(3)	(3.39)	(0.23	)(3)	(0.09	)(3)	—	(0.32)	(3.71)	15.09	(3)	(14.23)		2,810,625	0.69	0.69	1.56	43
Hartford Global Advisers HLS Fund
For the Year Ended December 31, 2006
Class IA	12.48		0.23		0.02	0.83		1.08	(0.38)		(0.47)		—	(0.85)	0.23	12.71		8.84	(5)	306,498	0.82	0.82	1.73	88
For the Year Ended December 31, 2005
Class IA .	12.53		0.21		—	0.20		0.41	(0.46)		—		—	(0.46)	(0.05)	12.48		3.37		332,169	0.83	0.83	1.59	502
For the Year Ended December 31, 2004
Class IA	11.15		0.19		—	1.19		1.38	—		—		—	—	1.38	12.53		12.75		362,757	0.84	0.84	1.27	511
For the Year Ended December 31, 2003
Class IA	9.16		0.12		—	1.95		2.07	(0.08)		—		—	(0.08)	1.99	11.15		22.26		312,492	0.84	0.84	1.26	455
For the Year Ended December 31, 2002
Class IA	10.07	(3)	(0.50	)(3)	—	(0.41	)(3)	(0.91)	—	(3)	—	(3)	—	—	(0.91)	9.16	(5)	(8.95)		269,329	0.83	0.83	2.05	288

Hartford HLS Funds
85

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(2) —																	— Ratios and Supplememental Data —

	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period		Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Global Health HLS Fund
For the Year Ended December 31, 2006
Class IA	$17.66		$0.02		$—	$1.75		$1.77	$(0.01)		$(2.58)		$—	$(2.59)	$(0.82)	$16.84		11.19	%(5)	$319,896	0.88%	0.88%	0.11%	34%
For the Year Ended December 31, 2005
Class IA	16.92		0.01		—	1.94		1.95	(0.01)		(1.20)		—	(1.21)	0.74	17.66		12.43		309,235	0.87	0.87	0.12	46
For the Year Ended December 31, 2004
Class IA	15.52		—		—	1.95		1.95	(0.01)		(0.54)		—	(0.55)	1.40	16.92		12.80		309,640	0.88	0.88	0.07	46
For the Year Ended December 31, 2003
Class IA	11.91		0.01		—	3.81		3.82	(0.01)		(0.20)		—	(0.21)	3.61	15.52		32.31		268,844	0.89	0.89	0.15	37
For the Year Ended December 31, 2002
Class IA	14.72	(3)	0.01	(3)	—	(2.79	)(3)	(2.78)	—	(3)	(0.03	)(3)	—	(0.03)	(2.81)	11.91	(3)	(16.97)		172,037	0.90	0.90	0.10	60
Hartford Global Leaders HLS Fund
For the Year Ended December 31, 2006
Class IA	18.74		0.10		0.05	2.48		2.63	(0.16)		(1.12)		—	(1.28)	1.35	20.09		14.14	(5)	942,258	0.76	0.76	0.48	116
For the Year Ended December 31, 2005
Class IA	18.41		0.14		—	0.33		0.47	(0.14)		—		—	(0.14)	0.33	18.74		2.59		935,539	0.77	0.77	0.74	262
For the Year Ended December 31, 2004
Class IA	15.53		0.12		—	2.85		2.97	(0.09)		—		—	(0.09)	2.88	18.41		19.19		1,004,850	0.78	0.78	0.83	255
For the Year Ended December 31, 2003
Class IA	11.50		0.07		—	4.02		4.09	(0.06)		—		—	(0.06)	4.03	15.53		35.57		728,049	0.80	0.80	0.54	292
For the Year Ended December 31, 2002
Class IA	14.43	(3)	0.13	(3)	—	(2.95	)(3)	(2.82)	(0.11	)(3)	—	(3)	—	(0.11)	(2.93)	11.50	(3)	(19.51)		544,901	0.81	0.81	1.06	324
Hartford Global Technology HLS Fund
For the Year Ended December 31, 2006
Class IA	5.48		(0.02)		—	0.59		0.57	—		—		—	—	0.57	6.05		10.35	(5)	104,147	0.96	0.96	(0.34)	135
For the Year Ended December 31, 2005
Class IA	4.94		(0.02)		—	0.57		0.55	(0.01)		—		—	(0.01)	0.54	5.48		11.15		103,808	0.95	0.95	(0.41)	117
For the Year Ended December 31, 2004
Class IA	4.88		—		—	0.06		0.06	—		—		—	—	0.06	4.94		1.35		111,876	0.91	0.91	0.31	164
For the Year Ended December 31, 2003
Class IA	3.02		—		—	1.86		1.86	—		—		—	—	1.86	4.88		61.50		138,243	0.90	0.90	(0.55)	157
For the Year Ended December 31, 2002
Class IA	4.92	(3)	(0.05	)(3)	—	(1.85	)(3)	(1.90)	—	(3)	—	(3)	—	—	(1.90)	3.02	(3)	(38.59)		54,596	0.91	0.91	(0.69)	155
Hartford Growth Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	30.07		0.22		0.03	3.27		3.52	(0.24)		(3.22)		—	(3.46)	0.06	30.13		12.05	(5)	1,103,590	0.65	0.65	0.71	139
For the Year Ended December 31, 2005
Class IA	27.63		0.09		0.03	4.36		4.48	(0.06)		(1.98)		—	(2.04)	2.44	30.07		16.31	(5)	1,012,774	0.64	0.64	0.33	140
For the Year Ended December 31, 2004
Class IA	23.57		0.05		—	4.01		4.06	—		—		—	—	4.06	27.63		17.18		848,674	0.63	0.63	0.23	137
For the Year Ended December 31, 2003
Class IA	16.40		(0.01)		—	7.18		7.17	—		—		—	—	7.17	23.57		43.79		696,900	0.64	0.64	(0.05)	145
For the Year Ended December 31, 2002
Class IA	22.66		(0.03)		—	(6.23)		(6.26)	—		—		—	—	(6.26)	16.40		(27.65)		478,045	0.66	0.66	(0.16)	189
Hartford High Yield HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA .	9.80		0.72		—	0.31		1.03	(1.48)		—		—	(1.48)	(0.45)	9.35		11.17	(5)	471,327	0.77	0.72	7.39	160
For the Year Ended December 31, 2005
Class IA	10.26		0.74		0.05	(0.58)		0.21	(0.67)		—		—	(0.67)	(0.46)	9.80		2.13	(5)	443,859	0.77	0.76	6.51	138
For the Year Ended December 31, 2004
Class IA	10.06		0.58		—	0.12		0.70	(0.50)		—		—	(0.50)	0.20	10.26		7.40		518,881	0.77	0.77	6.31	92
For the Year Ended December 31, 2003
Class IA	8.49		0.19		—	1.75		1.94	(0.37)		—		—	(0.37)	1.57	10.06		23.18		481,315	0.78	0.78	7.00	44
For the Year Ended December 31, 2002
Class IA	9.64	(3)	0.63	(3)	—	(1.73	)(3)	(1.10)	(0.05	)(3)	—	(3)	—	(0.05)	(1.15)	8.49	(3)	(6.89)		200,017	0.82	0.82	9.33	60
Hartford Index HLS Fund
For the Year Ended December 31, 2006
Class IA	31.97		0.56		—	4.05		4.61	(0.56)		(3.66)		—	(4.22)	0.39	32.36		15.46	(5)	1,598,176	0.42	0.33	1.60	4
For the Year Ended December 31, 2005
Class IA	32.17		0.51		—	0.90		1.41	(0.61)		(1.00)		—	(1.61)	(0.20)	31.97		4.50		1,701,424	0.42	0.42	1.46	5
For the Year Ended December 31, 2004
Class IA	29.60		0.50		—	2.56		3.06	(0.39)		(0.10)		—	(0.49)	2.57	32.17		10.39		1,973,470	0.44	0.44	1.60	5
For the Year Ended December 31, 2003
Class IA	23.46		0.36		—	6.23		6.59	(0.37)		(0.08)		—	(0.45)	6.14	29.60		28.13		1,934,490	0.44	0.44	1.40	3
For the Year Ended December 31, 2002
Class IA	31.81	(3)	0.32	(3)	—	(8.29	)(3)	(7.97)	(0.28	)(3)	(0.10	)(3)	—	(0.38)	(8.35)	23.46	(3)	(22.45)		1,553,260	0.44	0.44	1.18	15

Hartford HLS Funds
86

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(2) —																— Ratios and Supplememental Data —

	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period		Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford International Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	$13.59		$0.22		$—	$3.05		$3.27	$(0.40)		$(1.23)	$—	$(1.63)	$1.64	$15.23		24.46	%(5)	$1,596,055	0.75%	0.75%	1.47%	119%
For the Year Ended December 31, 2005
Class IA	11.86		0.14		—	1.59		1.73	—		—	—	—	1.73	13.59		14.62		1,251,426	0.78	0.78	1.22	120
For the Year Ended December 31, 2004
Class IA	10.11		0.10		—	1.73		1.83	(0.08)		—	—	(0.08)	1.75	11.86		18.08		1,054,884	0.80	0.80	1.13	142
For the Year Ended December 31, 2003
Class IA	7.66		0.09		—	2.44		2.53	(0.08)		—	—	(0.08)	2.45	10.11		33.10		823,760	0.83	0.83	1.08	144
For the Year Ended December 31, 2002
Class IA .	9.53	(3)	0.17	(3)	—	(1.94	)(3)	(1.77)	(0.10	)(3)	— (3)	—	(0.10)	(1.87)	7.66	(3)	(17.93)		646,903	0.81	0.81	1.23	161
Hartford International Small Company HLS Fund
For the Year Ended December 31, 2006
Class IA	14.84		0.18		—	4.08		4.26	(0.32)		(2.01)	—	(2.33)	1.93	16.77		29.34	(5)	294,660	0.93	0.93	1.05	99
For the Year Ended December 31, 2005
Class IA	14.52		0.11		—	2.44		2.55	(0.38)		(1.85)	—	(2.23)	0.32	14.84		18.60		193,712	1.00	1.00	1.19	95
For the Year Ended December 31, 2004
Class IA .	12.62		0.16		—	1.96		2.12	—		(0.22)	—	(0.22)	1.90	14.52		16.96		84,012	1.08	1.08	1.53	119
For the Year Ended December 31, 2003
Class IA	8.89		0.09		—	4.68		4.77	(0.11)		(0.93)	—	(1.04)	3.73	12.62		53.73		44,088	1.23	1.23	1.35	150
For the Year Ended December 31, 2002
Class IA	9.39	(3)	0.02	(3)	—	(0.52	)(3)	(0.50)	—	(3)	— (3)	—	—	(0.50)	8.89	(3)	(5.08)		16,722	1.71	1.71	0.23	183
Hartford MidCap HLS Fund
For the Year Ended December 31, 2006
Class IA	28.73		0.33		0.04	2.92		3.29	(0.33)		(4.70)	—	(5.03)	(1.74)	26.99		11.74	(5)	2,606,275	0.68	0.68	1.06	89
For the Year Ended December 31, 2005
Class IA	28.61		0.11		0.01	4.60		4.72	(0.12)		(4.48)	—	(4.60)	0.12	28.73		16.78	(5)	2,529,805	0.70	0.70	0.39	70
For the Year Ended December 31, 2004
Class IA	24.63		0.12		—	3.93		4.05	(0.07)		—	—	(0.07)	3.98	28.61		16.44		2,193,649	0.70	0.70	0.47	60
For the Year Ended December 31, 2003
Class IA	17.93		0.04		—	6.71		6.75	(0.05)		—	—	(0.05)	6.70	24.63		37.67		1,946,881	0.72	0.72	0.20	75
For the Year Ended December 31, 2002
Class IA	20.93	(3)	(0.01	)(3)	—	(2.99	)(3)	(3.00)	—	(3)	— (3)	—	—	(3.00)	17.93	(3)	(14.22)		1,340,265	0.72	0.72	0.09	90
Hartford MidCap Value HLS Fund
For the Year Ended December 31, 2006
Class IA	14.01		0.10		0.01	2.11		2.22	(0.12)		(1.93)	—	(2.05)	0.17	14.18		17.88	(5)	721,469	0.78	0.78	0.73	41
For the Year Ended December 31, 2005
Class IA	14.16		0.06		0.01	1.23		1.30	(0.08)		(1.37)	—	(1.45)	(0.15)	14.01		9.99	(5)	721,631	0.79	0.79	0.35	49
For the Year Ended December 31, 2004
Class IA	12.37		0.03		—	1.96		1.99	(0.01)		(0.19)	—	(0.20)	1.79	14.16		16.30		770,328	0.80	0.80	0.34	87
For the Year Ended December 31, 2003
Class IA	8.63		0.01		—	3.73		3.74	—		—	—	—	3.74	12.37		43.29		592,014	0.83	0.83	0.25	59
For the Year Ended December 31, 2002
Class IA	9.95	(3)	0.02	(3)	—	(1.32	)(3)	(1.30)	(0.02	)(3)	— (3)	—	(0.02)	(1.32)	8.63	(3)	(13.02)		275,556	0.88	0.88	0.36	42
Hartford Money Market HLS Fund
For the Year Ended December 31, 2006
Class IA	1.00		0.05		—	—		0.05	(0.05)		—	—	(0.05)	—	1.00		4.69		1,558,433	0.48	0.48	4.63	—
For the Year Ended December 31, 2005
Class IA .	1.00		0.03		—	—		0.03	(0.03)		—	—	(0.03)	—	1.00		2.84		1,353,836	0.49	0.49	2.79	—
For the Year Ended December 31, 2004
Class IA	1.00		—		—	—		—	—		—	—	—	—	1.00		0.94		1,294,525	0.48	0.48	0.93	—
For the Year Ended December 31, 2003
Class IA	1.00		0.01		—	—		0.01	(0.01)		—	—	(0.01)	—	1.00		0.75		1,609,439	0.49	0.49	0.75	—
For the Year Ended December 31, 2002
Class IA	1.00		0.01		—	—		0.01	(0.01)		—	—	(0.01)	—	1.00		1.47		2,319,456	0.49	0.49	1.43	—
Hartford Mortgage Securities HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA .	11.50		0.54		—	(0.03)		0.51	(1.19)		—	—	(1.19)	(0.68)	10.82		4.68		406,971	0.49	0.49	4.76	45
For the Year Ended December 31, 2005
Class IA	11.71		0.55		—	(0.28)		0.27	(0.48)		—	—	(0.48)	(0.21)	11.50		2.36		457,600	0.49	0.49	4.25	131
For the Year Ended December 31, 2004
Class IA	11.84		0.42		—	0.05		0.47	(0.58)		(0.02)	—	(0.60)	(0.13)	11.71		4.12		521,171	0.49	0.49	3.29	100
For the Year Ended December 31, 2003
Class IA .	12.01		0.35		—	(0.08)		0.27	(0.38)		(0.06)	—	(0.44)	(0.17)	11.84		2.29		587,833	0.49	0.49	2.84	338
For the Year Ended December 31, 2002
Class IA .	11.54	(3)	0.37	(3)	—	0.15	(3)	0.52	(0.05	)(3)	— (3)	—	(0.05)	0.47	12.01	(3)	8.15		727,323	0.49	0.49	3.86	339
Hartford Small Company HLS Fund
For the Year Ended December 31, 2006
Class IA	19.66		0.05		0.02	2.75		2.82	(0.04)		(3.37)	—	(3.41)	(0.59)	19.07		14.43	(5)	1,138,830	0.73	0.73	0.21	177
For the Year Ended December 31, 2005
Class IA	16.25		(0.04)		0.02	3.43		3.41	—		—	—	—	3.41	19.66		21.01	(5)	1,017,271	0.75	0.75	(0.08)	106
For the Year Ended December 31, 2004
Class IA	14.49		(0.07)		—	1.83		1.76	—		—	—	—	1.76	16.25		12.18		904,912	0.75	0.75	(0.41)	141
For the Year Ended December 31, 2003
Class IA	9.29		(0.04)		—	5.24		5.20	—		—	—	—	5.20	14.49		55.87		851,283	0.76	0.76	(0.49)	171
For the Year Ended December 31, 2002
Class IA	13.32	(3)	(0.08	)(3)	—	(3.95	)(3)	(4.03)	—	(3)	— (3)	—	—	(4.03)	9.29	(3)	(30.23)		495,074	0.77	0.77	(0.30)	222

Hartford HLS Funds
87

FINANCIAL HIGHLIGHTS

	— Selected Per-Share Data(2) —																	— Ratios and Supplememental Data —

	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period		Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford Stock HLS Fund
For the Year Ended December 31, 2006
Class IA	$49.21		$0.72		$0.06	$6.41		$7.19	$(0.71)		$(3.12)		$—	$(3.83)	$3.36	$52.57		14.65	%(5)	$4,498,001	0.49%	0.49%	1.27%	97%
For the Year Ended December 31, 2005
Class IA	45.72		0.66		—	3.72		4.38	(0.89)		—		—	(0.89)	3.49	49.21		9.62		4,787,612	0.50	0.50	1.21	91
For the Year Ended December 31, 2004
Class IA	44.37		0.74		—	1.10		1.84	(0.49)		—		—	(0.49)	1.35	45.72		4.17		5,657,942	0.49	0.49	1.61	30
For the Year Ended December 31, 2003
Class IA	35.46		0.46		—	8.93		9.39	(0.48)		—		—	(0.48)	8.91	44.37		26.47		6,014,675	0.49	0.49	1.18	37
For the Year Ended December 31, 2002
Class IA	47.36	(3)	0.43	(3)	—	(11.94	)(3)	(11.51)	(0.39	)(3)	—	(3)	—	(0.39)	(11.90)	35.46	(3)	(24.25)		5,094,276	0.49	0.49	0.97	44
Hartford Total Return Bond HLS Fund
For the Year Ended December 31, 2006 (6)
Class IA	11.27		0.55		—	(0.01)		0.54	(0.57)		—		—	(0.57)	(0.03)	11.24		4.80	(5)	3,041,321	0.50	0.50	4.82	344
For the Year Ended December 31, 2005
Class IA	11.94		0.44		—	(0.14)		0.30	(0.88)		(0.09)		—	(0.97)	(0.67)	11.27		2.45		2,745,115	0.50	0.50	4.09	190
For the Year Ended December 31, 2004
Class IA	12.32		0.40		—	0.12		0.52	(0.58)		(0.32)		—	(0.90)	(0.38)	11.94		4.62		2,507,021	0.50	0.50	3.72	164
For the Year Ended December 31, 2003
Class IA	11.95		0.36		—	0.57		0.93	(0.50)		(0.06)		—	(0.56)	0.37	12.32		7.85		2,332,343	0.50	0.50	3.74	215
For the Year Ended December 31, 2002
Class IA	11.46	(3)	0.56	(3)	—	(0.01	)(3)	0.55	(0.05	)(3)	(0.01	)(3)	—	(0.06)	0.49	11.95	(3)	10.08		2,145,266	0.51	0.51	5.58	108
Hartford Value Opportunities HLS Fund
For the Year Ended December 31, 2006
Class IA	18.93		0.25		0.01	3.14		3.40	(0.26)		(2.33)		—	(2.59)	0.81	19.74		19.02	(5)	508,648	0.64	0.64	1.31	52
For the Year Ended December 31, 2005
Class IA	18.16		0.14		—	1.34		1.48	(0.26)		(0.45)		—	(0.71)	0.77	18.93		8.32		390,113	0.65	0.65	1.05	52
For the Year Ended December 31, 2004
Class IA	15.33		0.13		—	2.75		2.88	(0.05)		—		—	(0.05)	2.83	18.16		18.87		259,593	0.67	0.67	1.10	80
For the Year Ended December 31, 2003
Class IA	10.86		0.06		—	4.48		4.54	(0.07)		—		—	(0.07)	4.47	15.33		41.87		156,879	0.71	0.71	0.62	48
For the Year Ended December 31, 2002
Class IA	14.83		0.07		—	(3.68)		(3.61)	(0.09)		(0.27)		—	(0.36)	(3.97)	10.86		(24.95)		88,793	0.73	0.73	0.60	67

(1)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 89.

(2)  Information presented relates to a share of capital stock outstanding for the indicated period.

(3)  Per shares amounts have been restated to reflect a reverse stock split for Classes IA and IB shares effective November 22, 2002.

(4)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)  Total return without the inclusion of the Payment from Affiliate, as noted on the Statement of Operations, can be found on page 90.

(6)  Per share amounts have been calculated using average shares outstanding method.

Hartford HLS Funds
88

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

Fund	For the year ended December 31, 2006 Class IA	For the year ended December 31, 2005 Class IA	For the year ended December 31, 2004 Class IA
Hartford Advisers HLS Fund	0.62%	0.64%	0.66%
Hartford Capital Appreciation HLS Fund	0.66%	0.67%	0.67%
Hartford Disciplined Equity HLS Fund	0.71%	0.72%	0.74%
Hartford Dividend and Growth HLS Fund	0.66%	0.66%	0.67%
Hartford Global Advisers HLS Fund	0.80%	0.77%	0.78%
Hartford Global Health HLS Fund	0.87%	0.86%	0.86%
Hartford Global Leaders HLS Fund	0.74%	0.68%	0.68%
Hartford Global Technology HLS Fund	0.93%	0.91%	0.83%
Hartford Growth Opportunities HLS Fund	0.63%	0.58%	0.57%
Hartford High Yield HLS Fund	0.72%	0.76%	0.77%
Hartford Index HLS Fund	0.33%	0.42%	0.44%
Hartford International Opportunities HLS Fund	0.73%	0.74%	0.74%
Hartford International Small Company HLS Fund	0.92%	0.97%	1.01%
Hartford MidCap HLS Fund	0.66%	0.68%	0.68%
Hartford MidCap Value HLS Fund	0.77%	0.78%	0.78%
Hartford Money Market HLS Fund	0.48%	0.49%	0.48%
Hartford Mortgage Securities HLS Fund	0.49%	0.49%	0.49%
Hartford Small Company HLS Fund	0.70%	0.71%	0.70%
Hartford Stock HLS Fund	0.47%	0.48%	0.48%
Hartford Total Return Bond HLS Fund	0.49%	0.50%	0.50%
Hartford Value Opportunities HLS Fund	0.64%	0.64%	0.66%

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PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total returns for the periods listed below would have been as follow:

Fund	For the year ended December 31, 2006 Impact from Payment from Affiliate for SEC Settlment Class IA	For the year ended December 31, 2006 Impact from Payment from (to) Affiliate for Unrestricted Transfers Class IA	For the year ended December 31, 2006 Total Return Excluding Payments from (to) Affiliate Class IA
Hartford Advisers HLS Fund	0.09%	0.00%	10.61%
Hartford Capital Appreciation HLS Fund	0.09%	—%	16.52%
Hartford Disciplined Equity HLS Fund	0.03%	0.01%	12.41%
Hartford Dividend and Growth HLS Fund	0.06%	0.01%	20.29%
Hartford Global Advisers HLS Fund	0.17%	—%	8.67%
Hartford Global Health HLS Fund	0.03%	—%	11.16%
Hartford Global Leaders HLS Fund	0.31%	—%	13.83%
Hartford Global Technology HLS Fund	0.06%	—%	10.29%
Hartford Growth Opportunities HLS Fund	0.07%	0.02%	11.96%
Hartford High Yield HLS Fund	—%	0.02%	11.15%
Hartford Index HLS Fund	—%	0.01%	15.45%
Hartford International Opportunities HLS Fund	0.02%	—%	24.44%
Hartford International Small Company HLS Fund	0.01%	—%	29.33%
Hartfod MidCap HLS Fund	0.15%	—%	11.59%
Hartford MidCap Value HLS Fund	0.02%	0.08%	17.78%
Hartford Small Company HLS Fund	0.14%	—%	14.29%
Hartford Stock HLS Fund	0.11%	0.01%	14.53%
Hartford Total Return Bond HLS Fund	—%	—%	4.80%
Hartford Value Opportunities HLS Fund	0.01%	0.04%	18.97%

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FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semiannual Report to Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semiannual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for a fund and/or the SAI or for other information about the funds, please contact the funds at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Numbers:

Hartford Series Fund, Inc.  811-08629
Hartford HLS Series Fund II, Inc.  811-04615

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HARTFORD HLS FUNDS

CLASS IA SHARES

PROSPECTUS
MAY 1, 2007

HARTFORD MIDCAP HLS FUND

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Hartford HLS Funds

INTRODUCTION

The Hartford MidCap HLS Fund (the "fund") may serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts, including separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"), Union Security Insurance Company ("Union Security") formerly Fortis Benefits Insurance Company and Union Security Life Insurance Company of New York ("Union Security Life") formerly First Fortis Life Insurance Company, and certain qualified retirement plans. The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies. The fund is part of Hartford HLS Funds (the "Hartford HLS Funds"), which is a family of mutual funds. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the fund as one of the investment options offered in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund as an investment option under their plan.

The fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

The fund is a diversified fund and an investment portfolio of Hartford Series Fund, Inc.

Information on the fund, including risk factors, can be found on the pages following this Introduction.

Hartford Life also sponsors a family of mutual funds known as The Hartford Mutual Funds, which are offered directly to the public (the "Retail Funds"). The Retail Funds are separate funds and should not be confused with the Hartford HLS Funds' investment options.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HL Advisors and Wellington Management is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a Retail Fund that has a name and investment objectives and strategies similar to those of the fund. The fund is not a duplicate of this Retail Fund and their performance will differ.

HARTFORD SERIES FUND, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUND WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

Hartford HLS Funds
2

HARTFORD MIDCAP HLS FUND

As of August 16, 2004, except for shares representing reinvested capital gains distributions and income dividends, the fund no longer offers or sells Class IA shares to qualified retirement plans ("Plans") or to separate accounts of insurance companies ("Separate Accounts"), except as follows: (1) to Separate Accounts through which group variable annuity contracts or funding agreements are issued to certain qualified retirement plans and certain state or municipal employee benefit plans in connection with such contracts issued before that date that offer the fund as an investment option, (2) to Separate Accounts through which individual or "corporate-owned" variable life insurance contracts are issued in connection with such contracts issued before that date that offer the fund as an investment option, (3) to Separate Accounts through which individual variable annuity contracts are issued in connection with such contracts issued before August 16, 2004 that offer the fund as an investment option, solely to facilitate certain systematic investment programs or asset allocation programs in which owners of variable annuity contracts enrolled prior to that date, and (4) directly to certain Plans and certain state or municipal employee benefit plans that included The Hartford MidCap Fund or The Hartford MidCap HLS Fund as an investment option prior to August 16, 2004 and that offer the fund as an investment option.

INVESTMENT GOAL. The Hartford MidCap HLS Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P 400 MidCap Indices. As of December 31, 2006, this range was between approximately $522 million and $20 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a bottom up investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management serves as the fund's investment sub-adviser. Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful use of fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

Hartford HLS Funds
3

HARTFORD MIDCAP HLS FUND

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index.

These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 30.49% (4th quarter, 1999) and the lowest quarterly return was –18.53% (3rd quarter, 2002).

Average annual total returns for periods ending 12/31/06

	1 year	5 years	Since Inception (July 14, 1997)
Class IA	11.74%	12.40%	17.86%
S&P 400 MidCap Index (reflects no deduction for fees or expenses)	10.32%	10.89%	12.23%[1]

1  Return is from 6/30/1997 – 12/31/2006.

Index: The S&P 400 MidCap Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

Hartford HLS Funds
4

HARTFORD MIDCAP HLS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES	CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees	0.66%
Distribution and service (12b-1) fees	None
Other expenses	0.02%
Total operating expenses	0.68%

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES	CLASS IA
(with or without redemption)
Year 1	$69
Year 3	$218
Year 5	$379
Year 10	$847

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

Phillip H. Perelmuter

•  Senior Vice President and Equity Portfolio Manager of Wellington Management

•  Portfolio manager of the fund since inception (1997)

•  Joined Wellington Management as an investment professional in 1995

The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the fund.

Hartford HLS Funds
5

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

Investment Risks Generally

Many factors affect the fund's performance. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). The fund may invest in equity securities as part of its principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the fund entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

Use of Options, Futures and Other Derivatives

The fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instrument.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

Foreign Investments

The fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems

Hartford HLS Funds
6

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Emerging Markets

The fund may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

Small Capitalization Companies

The fund may hold securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

Other Investment Companies

The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

•  "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

•  "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•  "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indices.

•  "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the fund can generate brokerage expenses.

Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

About the Fund's Investment Goal

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

Consequences of Portfolio Trading Practices

The fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for the fund, and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders.

Terms Used in this Prospectus

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Investment Policies

The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time the fund invests its assets. If, subsequent to an investment by the fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a

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INVESTMENT STRATEGIES AND INVESTMENT MATTERS

majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The fund will disclose its complete month-end portfolio holdings on the fund's website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The fund also will disclose on the fund's website no earlier than 15 days after the end of each month the fund's largest ten holdings. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available (i) in the fund's SAI; and (ii) on the fund's website.

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MANAGEMENT OF THE FUND

The Investment Manager

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for the management of the fund and supervises the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with $377.6 billion in assets under management as of December 31, 2006. HL Advisors had approximately $63.4 billion in assets under management as of December 31, 2006. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The fund relies on an exemptive order from the SEC under which it uses a "Manager of Managers" structure. HL Advisors has responsibility, subject to oversight by the Board of Directors to oversee the sub-adviser and recommend its hiring, termination and replacement. The exemptive order permits HL Advisors to appoint new sub-advisers, not affiliated with HL Advisors, with the approval by the Board of Directors and without obtaining approval from those contract holders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected contract holders will receive information about the new sub-advisory relationship.

Litigation and Regulatory Actions

There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies in the remaining matters.

Except as described above, to date none of these investigations have resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of one or more of the investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the fund. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the fund's adviser and/or sub-adviser could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

The Investment Sub-Adviser

Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, is the sub-adviser to the fund. Wellington Management is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

Soft Dollar Practices

The sub-adviser is responsible for the day-to-day portfolio management activities of the fund, including effecting securities transactions. To the extent

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MANAGEMENT OF THE FUND

consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-adviser may obtain "soft dollar" benefits in connection with the execution of transactions for the fund. The sub-adviser may cause the fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-adviser receives these products and services. These products and services may be of value to the sub-adviser in advising its clients (including the fund), although not all of these products and services are necessarily useful and of value in managing the fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

Management Fees

The fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

MidCap HLS Fund

Average Daily Net Assets	Annual Rate
First $250 Million	0.775%
Next $250 Million	0.725%
Next $500 Million	0.675%
Amount over $1 Billion	0.625%

For the year ended December 31, 2006, the fund paid management and administration fees to HL Advisors and Hartford Life, respectively. For the year ended December 31, 2006, the investment management and administration fee paid by the fund in the aggregate was 0.66%.

A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of the fund is currently available in the fund's annual report to shareholders covering the period ending December 31, 2006.

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FURTHER INFORMATION ON THE FUND

Purchase and Redemption of Fund Shares

The fund may offer its shares to variable annuity and variable life insurance separate accounts of Hartford Life, Union Security or Union Security Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund may also offer its shares to certain qualified retirement plans (the "Plans").

The fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. The two classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the fund at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES

In addition to Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below. This Servicing Compensation is not paid by you.

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FURTHER INFORMATION ON THE FUND

Servicing Compensation is generally based on average net assets of the fund attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, the transfer agent accrued approximately $1,000,000 in total Servicing Compensation to Servicing Intermediaries and accruals of such Servicing Compensation did not exceed $300,000 for any Servicing Intermediary.

As of January 1, 2007, the transfer agent has entered into arrangements to pay Servicing Compensation to: ACS HR Solution, LLC; ADP Broker-Dealer, Inc.; Ameriprise Financial Services; Benefit Street, Inc.; Bisys Retirement Services, Inc.; CitiStreet, LLC; Federated Retirement Plan Services (Broker Dealer - Edgewood Services, Inc.); Fidelity Investment Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Financial Services; JP Morgan Retirement Services; Lincoln Retirement Services Company, LLC; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner, & Smith, Inc.; Mid-Atlantic Capital Corp.; Newport Retirement Services; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Princor Financial Services Corp; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; The 401(k) Company; The Charles Schwab Trust Company; The Retirement Plan Company; US Bank; Wachovia Bank, National Association; Wells Fargo Bank, N.A.; and Wilmington Trust Company. The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Determination of Net Asset Value

The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for the fund is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The fund generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which the fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. With respect to the valuation of securities principally traded on foreign markets, the fund uses a fair value pricing service approved by the fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the fund. Because the NAV of the fund's shares is determined only on business days of the fund, the value of the portfolio securities of the fund may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the fund may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size

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FURTHER INFORMATION ON THE FUND

trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the fund's Board of Directors. Generally, the fund may use fair valuation in regards to debt securities when the fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Dividends and Distributions

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

Frequent Purchases and Redemptions of Fund Shares

The Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund's shareholder can disrupt the management of the fund, negatively affect the Hartford HLS Fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading can (i) cause a Hartford HLS Fund's portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund's NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including: individual variable-annuity contracts and individual variable-life policies; group annuity contracts and corporate-owned life insurance ("COLI") policies issued by Hartford Life Insurance Company and its affiliates (collectively "Hartford Life"); and IRS-qualified investment plans, such as employer-sponsored retirement plans. With the exception of participants in a relatively small number of qualified investment plans (representing a small percentage of the assets of the funds), individual investors do not participate directly in the Hartford HLS Funds through ownership of fund shares. Rather, the overwhelming majority of participants invest in separate accounts maintained by Hartford Life in connection with its variable annuity and life insurance products, which in turn invest in the Hartford HLS Funds. In all cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which limits the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors in a meaningful way. Hartford Life has the ability to monitor and restrict trading practices of individual investors in most, but not all, cases.

In addition to these limitations on the Hartford HLS Funds' ability to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds prevent the Hartford HLS Funds from establishing policies for market timing and abusive trading that are enforceable on equal terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable-annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life's separate accounts, which in turn invest in the Hartford HLS Funds. Further, many of the existing plan documents and agreements with third-party administrators for omnibus accounts do not contain terms that would

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FURTHER INFORMATION ON THE FUND

enable the Hartford HLS Funds, Hartford Life, or the plan sponsors to impose trading restrictions upon individual participants in those plans who may be deemed to be market timers or abusive traders. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The Hartford HLS Funds' policy is to discourage investors from trading in a Hartford HLS Fund's shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of fund shares to the extent practicable. In addition, it is the Hartford HLS Funds' policy to require the Hartford HLS Funds' sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund. Once a portfolio manager reports such activities to Hartford Life, Hartford Life will identify all investors who transferred in or out of that Hartford HLS Fund on the day or days identified by the portfolio manager. Hartford Life will then review the list to determine whether the transfer activity violates policies and procedures with respect to frequent purchase and redemption of fund shares. Where Hartford Life cannot directly restrict the practices of an investor, Hartford Life will work with the appropriate financial intermediary. The Hartford HLS Funds reserve the right, in their sole discretion, to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the request or previous excessive trading activity, but have no obligation to do so. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life's procedures applicable to you, please review the prospectus and other documentation associated with your product, policy or plan.

In addition to the products described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. Because Hartford Life does not serve as a third-party administrator with respect to these omnibus accounts and receives orders from these omnibus accounts on an aggregated basis, Hartford Life is substantially limited in its ability to identify or deter excessive traders and other abusive traders. Most omnibus accounts that participate directly in the Hartford HLS Funds offer no more than one of the Hartford HLS Funds to their plan participants. Under these circumstances, Hartford Life is not in a position to require the third-party administrators and plan sponsors for these accounts to institute specific trade restrictions that are unique to the Hartford HLS Funds. Hartford Life does, however, use reasonable efforts to work with the third-party administrators or plan sponsors to establish and maintain reasonable internal controls and procedures for limiting exchange activity in a manner that is consistent with the Hartford HLS Funds' prospectus disclosure and reasonably designed to ensure compliance with applicable rules relating to customer order handling and abusive trading practices. Nonetheless, Hartford Life's ability to identify and deter frequent purchases and redemptions through omnibus accounts is limited, and success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the third-party administrators and plan sponsors. During calendar year 2007, new SEC rules become effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the Hartford HLS Funds will be better able to apply their frequent trading policies to omnibus accounts.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to

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FURTHER INFORMATION ON THE FUND

other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the Hartford HLS Funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds' defenses against harmful excessive trading in fund shares. For additional information concerning the Hartford HLS Funds' fair-value procedures, please refer to "Determination of Net Asset Value" found earlier in this prospectus and in the prospectus for all of the Hartford HLS Funds.

Federal Income Taxes

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

Variable Contract Owner Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to the fund, an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis with the other Hartford HLS funds that are investment portfolios of Hartford Series Fund, Inc. for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Plan Participant Voting Rights

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's

Hartford HLS Funds
16

FURTHER INFORMATION ON THE FUND

return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

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17

FINANCIAL HIGHLIGHTS

The financial highlights table for the fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2002 through December 31, 2006 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements and financial highlights, are included in the annual reports which are available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	— Selected Per-Share Data(2) —
	Net Asset Value at Beginning of Period		Net Investment Income (Loss)		Payment from Affiliate	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Tax Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
Hartford MidCap HLS Fund
For the Year Ended December 31, 2006
Class IA	$28.73		$0.33		$0.04	$2.92		$3.29	$(0.33)	$(4.70)	$—	$(5.03)	$(1.74)	$26.99
For the Year Ended December 31, 2005
Class IA	28.61		0.11		0.01	4.60		4.72	(0.12)	(4.48)	—	(4.60)	0.12	28.73
For the Year Ended December 31, 2004
Class IA	24.63		0.12		—	3.93		4.05	(0.07)	—	—	(0.07)	3.98	28.61
For the Year Ended December 31, 2003
Class IA	17.93		0.04		—	6.71		6.75	(0.05)	—	—	(0.05)	6.70	24.63
For the Year Ended December 31, 2002
Class IA	20.93	(3)	(0.01	)(3)	—	(2.99	)(3)	(3.00)	— (3)	— (3)	—	—	(3.00)	17.93	(3)

	— Ratios and Supplememental Data —
	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets Before Waivers(1)	Ratio of Expenses to Average Net Assets After Waivers(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(4)
Hartford MidCap HLS Fund
For the Year Ended December 31, 2006
Class IA	11.74	%(5)	$2,606,275	0.68%	0.68%	1.06%	89%
For the Year Ended December 31, 2005
Class IA	16.78	(5)	2,529,805	0.70	0.70	0.39	70
For the Year Ended December 31, 2004
Class IA	16.44		2,193,649	0.70	0.70	0.47	60
For the Year Ended December 31, 2003
Class IA	37.67		1,946,881	0.72	0.72	0.20	75
For the Year Ended December 31, 2002
Class IA	(14.22)		1,340,265	0.72	0.72	0.09	90

(1)  Ratios do not reflect reductions for fees paid indirectly. Please see table on page 19.

(2)  Information presented relates to a share of capital stock outstanding for the indicated period.

(3)  Per shares amounts have been restated to reflect a reverse stock split for Classes IA and IB shares effective November 22, 2002.

(4)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5)  Total return without the inclusion of the Payment from Affiliate, as noted on the Statement of Operations, can be found on page 20.

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18

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

Fund	For the year ended December 31, 2006 Class IA	For the year ended December 31, 2005 Class IA	For the year ended December 31, 2004 Class IA
Hartford MidCap HLS Fund	0.66%	0.68%	0.68%

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19

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total returns for the periods listed below would have been as follow:

	For the year ended December 31, 2006 Impact from Payment from Affiliate for SEC Settlment	For the year ended December 31, 2006 Impact from Payment from (to) Affiliate for Unrestricted Transfers	For the year ended December 31, 2006 Total Return Excluding Payments from (to) Affiliate
Fund	Class IA	Class IA	Class IA
Hartfod MidCap HLS Fund	0.15%	—%	11.59%

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20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford MidCap HLS Fund:

Annual/Semiannual Report to Shareholders

Additional information about the fund is contained in the financial statements and portfolio holdings in the fund's annual and semiannual reports. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the fund.

A current SAI and financial statements from the annual report for the fiscal year ended December 31, 2006 have been filed with the SEC and are incorporated by reference into (which means they are legally a part of) this prospectus.

The fund makes available this prospectus, its SAI and annual/semiannual reports free of charge, on the fund's website at www.hartfordinvestor.com.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for other information about the fund, please contact the fund at:

By mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

By phone:

1-800-862-6668

On the Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

In person:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-551-8090.

By mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet:

(on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

Hartford Series Fund, Inc.  811-08629